As filed with the Securities and Exchange Commission on April 29, 2002

                                                              File No. 333-95611
                                                                       811-08914
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           |_|

       Post-Effective Amendment No. 5                                        |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 6                                                       |X|

                        (Check appropriate box or boxes.)

                             ----------------------

                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)
                         PHL Variable Insurance Company
                               (Name of Depositor)

                             ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)

                             ----------------------

                                Richard J. Wirth

                         PHL Variable Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------

   It is proposed that this filing will become effective (check appropriate box)

   [ ] immediately upon filing pursuant to paragraph b) of Rule 485

   |X| on May 1, 2002 pursuant to paragraph (b) of Rule 485

   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
   If appropriate, check the following box:
   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

================================================================================

                                     PART A

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY

PROSPECTUS                                                           MAY 1, 2002


    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the PHL Variable Accumulation Account, the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
  [diamond]  Phoenix-Aberdeen International Series
  [diamond]  Phoenix-Aberdeen New Asia Series
  [diamond]  Phoenix-AIM Mid-Cap Equity Series
  [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Deutsche Dow 30 Series
  [diamond] Phoenix-Deutsche Nasdaq-100 Index(R) Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
  [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Federated U.S. Government Bond Series(1) [diamond] Phoenix-Goodwin Money Market Series
  [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
  [diamond] Phoenix-J.P. Morgan Research Enhanced Index Series [diamond] Phoenix-Janus Flexible Income Series
  [diamond]  Phoenix-Janus Growth Series
  [diamond]  Phoenix-MFS Investors Growth Stock Series
  [diamond]  Phoenix-MFS Investors Trust Series
  [diamond]  Phoenix-MFS Value Series
  [diamond]  Phoenix-Oakhurst Growth and Income Series
  [diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
  [diamond]  Phoenix-Seneca Strategic Theme Series

  [diamond]  Phoenix-Van Kampen Focus Equity Series
             (formerly, Phoenix-Morgan Stanley Focus Equity Series)


AIM VARIABLE INSURANCE FUNDS
----------------------------
  [diamond]  AIM V.I. Capital Appreciation Fund


  [diamond]  AIM V.I. Premier Equity Fund (formerly, AIM V.I. Value
             Fund)


THE ALGER AMERICAN FUND
-----------------------
  [diamond]  Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
  [diamond]  Federated Fund for U.S. Government Securities II
  [diamond]  Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
  [diamond]  VIP Contrafund(R) Portfolio
  [diamond]  VIP Growth Opportunities Portfolio
  [diamond]  VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
  [diamond]  Mutual Shares Securities Fund
  [diamond]  Templeton Developing Markets Securities (1)

  [diamond]  Templeton Foreign Securities Fund (formerly, Templeton
             International Securities Fund)
  [diamond]  Templeton Global Asset Allocation Fund (formerly,
             Templeton Asset Strategy Fund) (1)

  [diamond]  Templeton Growth Securities Fund

SCUDDER VIT FUNDS
-----------------

  [diamond]  Scudder VIT EAFE(R) Equity Index Fund (formerly,
             Deutsche VIT EAFE(R) Equity Index Fund)
  [diamond]  Scudder VIT Equity 500 Index Fund (formerly, Deutsche
             VIT Equity 500 Index Fund)


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  [diamond]  Technology Portfolio

WANGER ADVISORS TRUST
  [diamond]  Wanger Foreign Forty
  [diamond]  Wanger International Small Cap
  [diamond]  Wanger Twenty

  [diamond]  Wanger U.S.  Smaller Companies (formerly, Wanger U.S.
             Small Cap)


(1)Not available for new investors

    Expenses for a contract with a bonus feature may be higher than expenses for a contract without such a feature. The amount of the bonus credit may be more than offset by the additional fees and charges associated with the bonus.

    The contract is not a deposit or obligations of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2002, has been filed with the SEC and is available free of charge by contacting us as the address or phone number listed below.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:           [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                                                                 PO Box 8027
                                                                 Boston, MA 02266-8027
                                                     [telephone] TEL. 800/541-0171

                                TABLE OF CONTENTS

Heading                                                    Page
----------------------------------------------------------------

SUMMARY OF EXPENSES.......................................    3
CONTRACT SUMMARY..........................................    8
FINANCIAL HIGHLIGHTS......................................   11
PERFORMANCE HISTORY.......................................   11
THE VARIABLE ACCUMULATION ANNUITY.........................   11
PHL VARIABLE AND THE ACCOUNT .............................   11
INVESTMENTS OF THE ACCOUNT................................   11

GIA.......................................................   15
MVA.......................................................   15
PURCHASE OF CONTRACTS.....................................   15

DEDUCTIONS AND CHARGES....................................   16
   Deductions from the Separate Account...................   16
     Premium Tax..........................................   16

     Surrender Charges....................................   16
     Mortality and Expense Risk Fee.......................   16

     Administrative Fee...................................   17
     Administrative Charge................................   17
   Reduced Charges, Increased Bonus Payments and Enhanced
     Guaranteed Interest Rates............................   17

   Market Value Adjustment................................   17
   Other Charges..........................................   17
THE ACCUMULATION PERIOD...................................   17
   Accumulation Units.....................................   17

   Accumulation Unit Values...............................   18
   Transfers .............................................   18

   Optional Programs and Benefits.........................   18
     Dollar Cost Averaging Program........................   18

     Asset Rebalancing Program............................   19

     Guaranteed Minimum Income Benefit
     Rider ("GMIB").......................................   19
   Surrender of Contract; Partial Withdrawals.............   20
   Lapse of Contract......................................   21
   Payment Upon Death Before Maturity Date ...............   21
THE ANNUITY PERIOD........................................   22
   Variable Accumulation Annuity Contracts................   22
   Annuity Payment Options ...............................   22
     Payment Upon Death After Maturity Date...............   24
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   24
   Valuation Date.........................................   24
   Valuation Period.......................................   24
   Accumulation Unit Value................................   24
   Net Investment Factor..................................   24
MISCELLANEOUS PROVISIONS..................................   25
   Assignment.............................................   25
   Deferment of Payment ..................................   25
   Free Look Period.......................................   25
   Amendments to Contracts................................   25
   Substitution of Fund Shares............................   25
   Ownership of the Contract..............................   25
FEDERAL INCOME TAXES......................................   26
   Introduction...........................................   26
   Income Tax Status......................................   26
   Taxation of Annuities in General--Non-Qualified Plans..   26
     Surrenders or Withdrawals Prior to the Contract
       Maturity Date......................................   26
     Surrenders or Withdrawals On or After the
       Contract Maturity Date.............................   26
     Penalty Tax on Certain Surrenders and Withdrawals....   27
   Additional Considerations..............................   27
   Diversification Standards .............................   28
   Individual Retirement Annuity..........................   28
     IRAs.................................................   29
     Penalty Tax on Certain Surrenders and
       Withdrawals from IRAs..............................   29
     Seek Tax Advice......................................   30
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   30
STATE REGULATION..........................................   30
REPORTS...................................................   30
VOTING RIGHTS.............................................   30
LEGAL MATTERS.............................................   31
SAI.......................................................   31

APPENDIX A--FINANCIAL HIGHLIGHTS..........................  A-1
APPENDIX B--DEDUCTIONS FOR PREMIUM TAXES..................  B-1
APPENDIX C--GLOSSARY OF SPECIAL TERMS.....................  C-1

                               SUMMARY OF EXPENSES


CONTRACT OWNER TRANSACTION EXPENSES                                                        ALL SUBACCOUNTS
                                                                                           ---------------

Deferred Surrender Charges (as a percentage of amount withdrawn):(1)
    Age of Payment in Complete Years 0-1............................................              8%
    Age of Payment in Complete Years 1-2............................................              8%
    Age of Payment in Complete Years 2-3............................................              8%
    Age of Payment in Complete Years 3-4............................................              7%
    Age of Payment in Complete Years 4-5............................................              6%
    Age of Payment in Complete Years 5-6............................................              5%
    Age of Payment in Complete Years 6-7............................................              4%
    Age of Payment in Complete Years 7-8............................................              3%
    Age of Payment in Complete Years 8 and thereafter...............................             None



ANNUAL ADMINISTRATIVE CHARGE

    Maximum(2)......................................................................              $35


GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE(3) (as a percentage of the guaranteed
    annuitization value)............................................................              .40%


ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)

    Mortality and Expense Risk Fee..................................................            1.475%
    Daily Administrative Fee........................................................             .125%
                                                                                                ------

    Total Separate Account Annual Expenses..........................................             1.60%
















---------------------------------------

(1) A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn if the payments have not been held under the contract for a certain period of time. However, each year an amount up to 10% of the contract value as of the end of the previous contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender Charges."
(2) Waived if contract value is $50,000 or more.

(3) The Guaranteed Minimum Income Benefit Rider is an optional rider. The fee for this rider will only be deducted if the rider is elected.



ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         OTHER
                                                                        OPERATING     TOTAL ANNUAL      OTHER       TOTAL ANNUAL
                                                  INVESTMENT   RULE     EXPENSES    FUND EXPENSES     OPERATING     FUND EXPENSES
                                                  MANAGEMENT   12B-1     BEFORE         BEFORE      EXPENSES AFTER      AFTER
                     SERIES                          FEE       FEES   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT   REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International (5)                     0.75%     N/A      0.27%          1.02%           0.27%           1.02%
Phoenix-Aberdeen New Asia (4)                          1.00%     N/A      1.41%          2.41%           0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (2, 7)                      0.85%     N/A      6.28%          7.13%           0.20%           1.05%
Phoenix-Alliance/Bernstein Growth + Value (2, 7)       0.85%     N/A      7.08%          7.93%           0.20%           1.05%
Phoenix-Deutsche Dow 30 (2, 6)                         0.35%     N/A      0.77%          1.12%           0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R) (2, 6)            0.35%     N/A      2.00%          2.35%           0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (4, 6)    0.75%     N/A      0.41%          1.16%           0.25%           1.00%
Phoenix-Engemann Capital Growth (2, 6)                 0.63%     N/A      0.09%          0.72%           0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth (4, 6)         0.90%     N/A      1.23%          2.13%           0.25%           1.15%
Phoenix-Federated U.S. Government Bond (3, 8)          0.60%     N/A      0.86%          1.46%           0.24%           0.84%
Phoenix-Goodwin Money Market (2, 6)                    0.40%     N/A      0.20%          0.60%           0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (2, 6)       0.50%     N/A      0.21%          0.71%           0.15%           0.65%
Phoenix-Hollister Value Equity (2, 6)                  0.70%     N/A      0.30%          1.00%           0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (1, 6)     0.45%     N/A      0.25%          0.70%           0.10%           0.55%
Phoenix-Janus Flexible Income (2, 6)                   0.80%     N/A      0.71%          1.51%           0.15%           0.95%
Phoenix-Janus Growth (2, 6)                            0.85%     N/A      0.34%          1.19%           0.15%           1.00%
Phoenix-MFS Investors Growth Stock (2, 6, 7)           0.75%     N/A      6.13%          6.88%           0.20%           0.95%
Phoenix-MFS Investors Trust (2, 6, 7)                  0.75%     N/A      6.59%          7.34%           0.20%           0.95%
Phoenix-MFS Value (2, 6, 7)                            0.75%     N/A      5.68%          6.43%           0.20%           0.95%
Phoenix-Oakhurst Growth & Income (2, 6)                0.70%     N/A      0.23%          0.93%           0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (2, 6)           0.58%     N/A      0.13%          0.71%           0.13%           0.71%
Phoenix-Sanford Bernstein Global Value (2)             0.90%     N/A      1.90%          2.80%           0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (2, 6)         1.05%     N/A      0.49%          1.54%           0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (2, 6)       1.05%     N/A      1.28%          2.33%           0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (4, 6)                   0.80%     N/A      0.30%          1.10%           0.25%           1.05%
Phoenix-Seneca Strategic Theme (4, 6)                  0.75%     N/A      0.21%          0.96%           0.21%           0.96%
Phoenix-Van Kampen Focus Equity (2, 6)                 0.85%     N/A      2.33%          3.18%           0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .20% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .25% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .30% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .35% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse the series' expenses other than the management fees to the extent such expenses exceed .40% of the series' average net assets.
(6) Total annual fund expenses (after reimbursement) excludes offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(7) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses.
(8) Actual total annual fund expenses (after reimbursement and offsets for custodian fees) were 0.82% for the year ended December 31, 2001.

Note: each or all of the expense caps noted above may be altered or eliminated at any time without notice.


 ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                          OTHER                           OTHER
                                                                         OPERATING     TOTAL ANNUAL     OPERATING    TOTAL ANNUAL
                                                  INVESTMENT   RULE       EXPENSES     FUND EXPENSES    EXPENSES    FUND EXPENSES
                                                  MANAGEMENT   12B-1      BEFORE         BEFORE           AFTER          AFTER
                      SERIES                         FEE      FEES(5)  REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%      N/A        0.24%           0.85%          0.24%          0.85%
AIM V.I. Premier Equity Fund                         0.60%      N/A        0.25%           0.85%          0.25%          0.85%

THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%      N/A        0.07%           0.92%          0.07%          0.92%

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      N/A        0.14%           0.74%          0.14%          0.74%
Federated High Income Bond Fund II                   0.60%      N/A        0.16%           0.76%          0.16%          0.76%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (6)                      0.58%     0.10%       0.10%           0.78%          0.10%           0.78%
VIP Growth Opportunities Portfolio (6)               0.58%     0.10%       0.11%           0.79%          0.11%           0.79%
VIP Growth Portfolio (6)                             0.58%     0.10%       0.10%           0.78%          0.10%           0.78%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%     0.25%       0.19%           1.04%          0.19%          1.04%
Templeton Developing Markets Securities Fund         1.25%     0.25%       0.32%           1.82%          0.32%          1.82%
Templeton Foreign Securities Fund (8)                0.69%     0.25%       0.22%           1.16%          0.22%          1.15%
Templeton Global Asset Allocation Fund               0.61%     0.25%       0.20%           1.06%          0.20%          1.06%
Templeton Growth Securities Fund (10)                0.80%     0.25%       0.05%           1.10%          0.05%          1.10%

SCUDDER VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (9)            0.45%      N/A        0.36%           0.81%          0.20%          0.65%
Scudder VIT Equity 500 Index Fund (9)                0.20%      N/A        0.11%           0.31%          0.10%          0.30%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%      N/A        0.51%           1.31%          0.35%          1.15%

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (2)                             1.00%      N/A        0.45%           1.45%          0.45%          1.45%
Wanger International Small Cap (3)                   1.20%      N/A        0.23%           1.43%          0.23%          1.43%
Wanger Twenty (1)                                    0.95%      N/A        0.38%           1.33%          0.38%          1.33%
Wanger U.S. Smaller Companies (4)                    0.95%      N/A        0.04%           0.99%          0.04%          0.99%
------------------------------------------------------------------------------------------------------------------------------------

(1) This fund pays a portion or all of its expenses other than the management fee up to 0.40%.
(2) This fund pays a portion or all of its expenses other than the management fee up to 0.45%.
(3) This fund pays a portion or all of its expenses other than the management fee up to 0.60%.
(4) This fund pays a portion or all of its expenses other than the management fee up to 1.00%.
(5) The fund's Rule 12b-1 Plan, if applicable, is described in the fund's prospectus.
(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(7) The advisor has voluntarily agreed to reduce the investment management fee if the total operating expenses should exceed 1.15%.
(8) The advisor had agreed make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order of the SEC. For the year ended December 31, 2001, the investment management fee was reduced to 0.68%.
(9) The advisor has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.
(10)The fund administration fee is paid indirectly through the management fee.

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

    The purpose of the following tables is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. They are based on historical fund expenses, as a percentage of net assets for the year ended December 31, 2001, but do not include the effect of any management fee waivers or reimbursement by the investment advisor. The tables reflect expenses of the contract, Account and the funds. See "Deductions and Charges" in this prospectus and the fund prospectuses.


    Premium taxes, which are not reflected in the tables, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts ranging from 0% to 3.5% of premiums paid. For more information, see "Deductions and Charges--Premium Tax" and Appendix A.

    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors that affect expenses. However, the following tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense. We have assumed a constant 5% annual return on the invested assets for all of the series with a $1,000 initial investment.

EXAMPLES:
    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors which affect expenses. However, the following three tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense. We have assumed a constant 5% annual return on the invested assets for all of the series with a $1,000 initial investment.


                                                     If you surrender your contract at the     If you annuitize your contract at the
                                                     end of one of these time periods, you     end of one of these time periods, you
                                                     would pay:                                would pay:
                                                     ---------------------------------------  -------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS  10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   -------  --------

Phoenix-Aberdeen International                         $103      $166     $214      $335        $103      $166     $160     $335
Phoenix-Aberdeen New Asia                               116       206      279       456         116       206      225      456
Phoenix-AIM Mid-Cap Equity                              162       330      N/A       N/A         162       330      N/A      N/A
Phoenix-Alliance/Bernstein Growth & Income              169       349      N/A       N/A         169       349      N/A      N/A
Phoenix-Deutsche Dow 30                                 104       169      218       345         104       169      164      345
Phoenix-Deutsche Nasdaq-100 Index(R)                    116       204      276       451         116       204      222      451
Phoenix-Duff &Phelps Real Estate Securities             104       170      220       348         104       170      166      348
Phoenix-Engemann Capital Growth                         100       157      199       307         100       157      145      307
Phoenix-Engemann Small & Mid-Cap Growth                 114       198      266       433         114       198      212      433
Phoenix-Federated U.S. Government Bond                  107       179      235       375         107       179      181      375
Phoenix-Goodwin Money Market                             98       153      193       295          98       153      139      295
Phoenix-Goodwin Multi-Sector Fixed Income               100       157      198       306         100       157      144      306
Phoenix-Hollister Value Equity                          102       165      213       333         102       165      159      333
Phoenix-Janus Flexible Income                           108       180      237       380         108       180      183      380
Phoenix-Janus Growth                                    104       171      222       351         104       171      168      351
Phoenix-J.P. Morgan Research Enhanced Index              99       156      198       305          99       156      144      305
Phoenix-MFS Investors Growth Stock                      159       324      N/A       N/A         159       324      N/A      N/A
Phoenix-MFS Investors Trust                             164       335      N/A       N/A         164       335      N/A      N/A
Phoenix-MFS Value                                       155       313      N/A       N/A         155       313      N/A      N/A
Phoenix-Oakhurst Growth and Income                      102       163      209       327         102       163      155      327
Phoenix-Oakhurst Strategic Allocation                   100       157      198       306         100       157      144      306


                                                     If you do not surrender or annuitize
                                                     your contract, after each of these
                                                     time periods you will have paid:
                                                     --------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS
                      ------                          ------   -------   -------  --------

Phoenix-Aberdeen International                         $31       $94       $160     $335
Phoenix-Aberdeen New Asia                               44       134        225      456
Phoenix-AIM Mid-Cap Equity                              90       258        N/A      N/A
Phoenix-Alliance/Bernstein Growth & Income              97       277        N/A      N/A
Phoenix-Deutsche Dow 30                                 32        97        164      345
Phoenix-Deutsche Nasdaq-100 Index(R)                    44       132        222      451
Phoenix-Duff &Phelps Real Estate Securities             32        98        166      348
Phoenix-Engemann Capital Growth                         28        85        145      307
Phoenix-Engemann Small & Mid-Cap Growth                 42       126        212      433
Phoenix-Federated U.S. Government Bond                  35       107        181      375
Phoenix-Goodwin Money Market                            26        81        139      295
Phoenix-Goodwin Multi-Sector Fixed Income               28        85        144      306
Phoenix-Hollister Value Equity                          30        93        159      333
Phoenix-Janus Flexible Income                           36       108        183      380
Phoenix-Janus Growth                                    32        99        168      351
Phoenix-J.P. Morgan Research Enhanced Index             27        84        144      305
Phoenix-MFS Investors Growth Stock                      87       252        N/A      N/A
Phoenix-MFS Investors Trust                             92       263        N/A      N/A
Phoenix-MFS Value                                       83       241        N/A      N/A
Phoenix-Oakhurst Growth and Income                      30        91        155      327
Phoenix-Oakhurst Strategic Allocation                   28        85        144      306



                                                     If you surrender your contract at the     If you annuitize your contract at the
                                                     end of one of these time periods, you     end of one of these time periods, you
                                                     would pay:                                would pay:
                                                     ---------------------------------------  -------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS   5 YEARS  10 YEARS
                      ------                          ------   -------   -------  --------     ------   -------   -------  --------

Phoenix-Sanford Bernstein Global Value                 $120      $217     $296      $486        $120      $217     $242     $486
Phoenix-Sanford Bernstein Mid-Cap Value                 108       181      238       383         108       181      184      383
Phoenix-Sanford Bernstein Small-Cap Value               116       204      275       449         116       204      221      449
Phoenix-Seneca Mid-Cap Growth                           103       168      217       343         103       168      163      343
Phoenix-Seneca Strategic Theme                          102       164      211       330         102       164      157      330
Phoenix-Van Kampen Focus Equity                         124       227      313       515         124       227      259      515
AIM V.I. Capital Appreciation Fund                      101       161      205       319         101       161      151      319
AIM V.I. Premier Equity Fund                            101       161      205       319         101       161      151      319
Alger American Leveraged AllCap Portfolio               102       163      209       326         102       163      155      326
Federated Fund for U.S. Government II                   100       158      200       309         100       158      146      309
Federated High Income Bond II                           100       158      201       311         100       158      147      311
Fidelity VIP Contrafund(R) Portfolio                    100       159      202       313         100       159      148      313
Fidelity VIP Growth Opportunities Portfolio             100       159      202       314         100       159      148      314
Fidelity VIP Growth Portfolio                           100       159      202       313         100       159      148      313
Mutual Shares Securities Fund                           103       166      214       337         103       166      160      337
Templeton Developing Markets Fund                       111       189      252       407         111       189      198      407
Templeton Foreign Securities Fund                       104       170      220       348         104       170      166      348
Templeton Global Asset Allocation Fund                  103       167      215       339         103       167      161      339
Templeton Growth Securities Fund                        103       168      217       343         103       168      163      343
Scudder VIT EAFE(R) Equity Index Fund                   101       160      203       315         101       160      149      315
Scudder VIT Equity 500 Index Fund                        96       145      178       266          96       145      124      266
Technology Portfolio                                    106       174      227       362         106       174      173      362
Wanger Foreign Forty                                    107       178      234       375         107       178      180      375
Wanger International Small Cap Fund                     107       178      233       373         107       178      179      373
Wanger Twenty                                           106       175      228       364         106       175      174      364
Wanger U.S. Smaller Companies                           102       165      212       333         102       165      158      333


                                                     If you do not surrender or annuitize
                                                     your contract, after each of these
                                                     time periods you will have paid:
                                                     --------------------------------------
                      SERIES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS
                      ------                          ------   -------   -------  --------
Phoenix-Sanford Bernstein Global Value                $48      $145     $242     $486
Phoenix-Sanford Bernstein Mid-Cap Value                36       109      184      383
Phoenix-Sanford Bernstein Small-Cap Value              44       132      221      449
Phoenix-Seneca Mid-Cap Growth                          31        96      163      343
Phoenix-Seneca Strategic Theme                         30        92      157      330
Phoenix-Van Kampen Focus Equity                        52       155      259      515
AIM V.I. Capital Appreciation Fund                     29        89      151      319
AIM V.I. Premier Equity Fund                           29        89      151      319
Alger American Leveraged AllCap Portfolio              30        91      155      326
Federated Fund for U.S. Government II                  28        86      146      309
Federated High Income Bond II                          28        86      147      311
Fidelity VIP Contrafund(R) Portfolio                   28        87      148      313
Fidelity VIP Growth Opportunities Portfolio            28        87      148      314
Fidelity VIP Growth Portfolio                          28        87      148      313
Mutual Shares Securities Fund                          31        94      160      337
Templeton Developing Markets Fund                      39       117      198      407
Templeton Foreign Securities Fund                      32        98      166      348
Templeton Global Asset Allocation Fund                 31        95      161      339
Templeton Growth Securities Fund                       31        96      163      343
Scudder VIT EAFE(R) Equity Index Fund                  29        88      149      315
Scudder VIT Equity 500 Index Fund                      24        73      124      266
Technology Portfolio                                   34       102      173      362
Wanger Foreign Forty                                   35       106      180      375
Wanger International Small Cap Fund                    35       106      179      373
Wanger Twenty                                          34       103      174      364
Wanger U.S. Smaller Companies                          30        93      158      333


CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will prevail.

OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that they likely would not benefit from the tax deferral provided by an annuity contract, and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options both variable and fixed. Investments in the variable options provide results that vary and depend upon the performance of the underlying fund, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. Please see "GIA" and "MVA" for a detailed discussion of the GIA and MVA, respectively.

    You also select a benefit option that is suitable in meeting your financial objectives. Each benefit option differs in the amount of bonus payment you may receive and in how the death benefit is calculated. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond]  You may make payments anytime until the maturity date.

[diamond]  You can vary the amount and frequency of your payments.

[diamond]  Other than the minimum initial payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond]  Generally, the minimum initial payment is $10,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond]  You may choose where your payments are invested in one or more of the subaccounts, the GIA and the MVA.

[diamond]  We add a bonus payment to each payment we receive from you. The amount of the bonus payment we add to your payment varies based upon the benefit option you select.

[diamond]  Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in "Guaranteed Interest Account" and in "The Accumulation
           Period--Transfers."

[diamond]  Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond]  The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond]  The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS
[diamond]  You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

[diamond]  Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, each year, 10% of your contract value as of the last contract anniversary may be withdrawn without surrender charges. Please refer to "Deductions and Charges--Surrender Charges" for a complete description.

[diamond]  Withdrawals may be subject to the 10% penalty tax. See "Federal
           Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEATH BENEFIT
    The death benefit is calculated differently under each benefit option and the amount varies based on the option selected.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE

[diamond]  No deductions are made from payments.

[diamond]  A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

[diamond]  If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond]  No surrender charges are taken upon the death of the annuitant or owner before the maturity date.

[diamond]  A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the payments are deposited:

 --------------------------------------------------------------
 Percent               8%  8%   8%  7%   6%  5%   4%  3%   0%
 --------------------------------------------------------------
 Age of Payment in     0    1   2    3   4    5   6    7   8+
 Complete Years
 --------------------------------------------------------------

           o The total deferred surrender charges on a contract will never exceed 9% of total premium payments.

[diamond]  Administrative Charge--maximum of $35 each year. Waived if contract value is $50,000 or more.

FROM THE ACCOUNT
[diamond]  Mortality and expense risk fee--1.475%. See "Charges for Mortality and Expense Risks."

[diamond]  The daily administrative fee--0.125% annually. See "Charges for
           Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond]  Premium Taxes--taken from the contract value upon annuitization.

           o PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Premium Tax."

    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

BENEFIT OPTIONS
[diamond]  The contract offers two benefit options. You select a benefit option that best meets your financial needs. Each benefit option varies in the method of death benefit calculation and in the amount of bonus payment we add to your payment.

    The components of each benefit option are on the Benefit Options chart on the next page.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the payments made during the Free Look Period. Note that the total amount returned to you will not include the amount of the bonus payments we have added to payments made by you.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

                              BENEFIT OPTIONS CHART

--------------------------------------------------------------------------------------------------------------------------------
                                                            OPTION 1                                  OPTION 2
--------------------------------------------------------------------------------------------------------------------------------
                 Component                                  Return of                                  Annual
                                                             Premium                                   Step-up
--------------------------------------------------------------------------------------------------------------------------------
Death Benefit(1) on the date of death of    The greater of:                           The greatest of:
the annuitant who has not yet attained
age 80                                      1. the sum of 100% of premium             1. the sum of 100% of premium payments
                                               payments less adjusted partial            less adjusted partial withdrawals on
                                               withdrawals on the claim date; or         the claim date; or

                                            2. the contract value on the claim date.  2. the contract value on the claim date; or

                                                                                      3. the annual step-up amount on the
                                                                                         claim date.
--------------------------------------------------------------------------------------------------------------------------------
Death Benefit(1) on the date of death       The greater of:                           The greater of:
annuitant who has attained age 80
of the                                      1. the sum of 100% of premium payments    1. the death benefit in effect at the
                                               less adjusted partial withdrawals on      end of the immediately preceding
                                               the claim date; or                        contract year prior to the annuitant
                                                                                         turning age 80, plus the sum of 100%
                                            2. the contract value on the claim date.     of premium payments less adjusted
                                                                                         partial withdrawals made since the
                                                                                         contract year that the annuitant
                                                                                         reached age 80; or

                                                                                      2. the contract value on the claim date.
--------------------------------------------------------------------------------------------------------------------------------
Amount of bonus payment(2)                  5% of each payment received from you.     4% of each payment received from you.
--------------------------------------------------------------------------------------------------------------------------------


(1) See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.
(2) See the "Purchase of Contracts--Bonus Payments" for complete details.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix A. More information is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division ("AOD") at 800/541-0171.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees, mortality and expense risk charges, and deferred surrender charges of 8% and 5% deducted from redemptions after 1 and 5 years, respectively. See the SAI for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts, GIA or MVA.

PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------
    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    We are an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.

    Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900.

    On December 7, 1994, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of PHL Variable.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see the "GIA" section of this prospectus.

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    The following subaccounts invest in corresponding series of The Phoenix Edge Series Fund:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the series is to seek a high total return consistent with reasonable risk.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The series seeks long-term capital appreciation.

    PHOENIX-AIM MID-CAP EQUITY SERIES: The investment objective of the series is to seek long-term growth of capital.


    PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES: The investment objective of the series is long-term capital growth.


    PHOENIX-DEUTSCHE DOW 30 SERIES: The series seeks to track the total return of the Dow Jones Industrial AverageSM before fund expenses.


    PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) before fund expenses.


    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the series is to seek capital appreciation and income with approximately equal emphasis.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: The investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration.


    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital.

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: The series seeks to maximize total return. As of February 16, 2001, this series is closed to new investors. Existing investors may continue to allocate payments to this series or any other series offered.


    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The series seeks long-term total return.


    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the series is long-term capital appreciation and a secondary investment objective of current income.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: The investment objective of the series is to seek high total return.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.


    PHOENIX-JANUS GROWTH SERIES: The investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES: The series seeks long-term growth of capital and future income rather than current income.

    PHOENIX-MFS INVESTORS TRUST SERIES: The series seeks long-term growth of capital and secondarily to provide reasonable current income.

    PHOENIX-MFS VALUE SERIES: The series seeks capital appreciation and reasonable income.


    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the series is to seek dividend growth, current income and capital appreciation.


    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: The investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk.


    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES: The series seeks long-term capital appreciation.


    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: The primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective.


    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation.

    PHOENIX-SENECA STRATEGIC THEME SERIES: The investment objective of the series is to seek long-term appreciation of capital.

    PHOENIX-VAN KAMPEN FOCUS EQUITY SERIES: The investment objective of the series is to seek capital appreciation.


AIM VARIABLE INSURANCE FUNDS
    The following subaccounts invest in a corresponding fund of the AIM Variable Insurance Funds:


    AIM V.I. CAPITAL APPRECIATION FUND: The investment objective of the fund is growth of capital.

    AIM V.I. PREMIER EQUITY FUND: The investment objective is to achieve long-term growth of capital with income as a secondary investment objective.


THE ALGER AMERICAN FUND
    The following subaccount invests in the corresponding portfolio of The Alger American Fund:

    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation.

FEDERATED INSURANCE SERIES

    The following subaccounts invest in a corresponding fund of the Federated Insurance Series:


    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the fund is to seek current income.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the fund is to seek high current income.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    The following subaccounts invest in corresponding portfolios of the Fidelity(R) Variable Insurance Products:

    VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.

    VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth.

    VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    The following subaccounts invest in Class 2 shares of the corresponding funds of the Franklin Templeton Variable Insurance Products Trust:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.


    TEMPLETON FOREIGN SECURITIES FUND: The investment objective of the fund is long-term capital growth.

    TEMPLETON GLOBAL ASSET ALLOCATION FUND: The investment objective of the fund is a high level of total return. As of October 29, 2001, this fund is closed to new investors. Existing investors may continue to allocate payments to this fund or to any other funds offered.


    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth.


SCUDDER VIT FUNDS
    The following subaccounts invest in a corresponding fund of Scudder VIT
Funds:

    SCUDDER VIT EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index.

    SCUDDER VIT EQUITY 500 INDEX FUND: The fund seeks to replicate as closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index.


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    The following subaccount invests in a corresponding portfolio of The Universal Institutional Funds, Inc.:

    TECHNOLOGY PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation.

WANGER ADVISORS TRUST
    The following subaccounts invest in corresponding series of the Wanger Advisors Trust:

    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth.


    WANGER U.S. SMALLER COMPANIES: The investment objective of the series is to seek long-term capital growth.


    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing or calling AOD at the address or telephone number provided on the front page of this prospectus.

    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.


    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material irreconcilable conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) an action by any state insurance regulatory authority; (2) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (3) an administrative or judicial decision in any relevant proceeding; (4) the manner in which the investments of any Portfolios are being managed; (5) a difference in voting instructions given by variable life insurance policyowners, life owners, variable annuity contract owners, annuity owners or any future owners; or

(6) a decision by Phoenix to disregard the voting instructions of contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


INVESTMENT ADVISORS
    The following are the investment advisors and subadvisors for the variable investment options:

------------------------------------------------------------------
PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
------------------------------------------------------------------

Phoenix-Aberdeen International Series
Phoenix-Engemann Capital Growth Series
Phoenix-Engemann Small & Mid-Cap Growth Series
Phoenix-Goodwin Money Market Series
Phoenix-Goodwin Multi-Sector Fixed Income Series
Phoenix-Hollister Value Equity Series
Phoenix-Oakhurst Growth and Income Series
Phoenix-Oakhurst Strategic Allocation Series
Phoenix-Seneca Mid-Cap Growth Series
Phoenix-Seneca Strategic Theme Series

------------------------------------------------------------------

------------------------------------------------------------------
PIC SUBADVISORS
------------------------------------------------------------------
Roger Engemann & Associates, Inc. ("Engemann")

o   Phoenix-Engemann Capital Growth Series
o   Phoenix-Engemann Small & Mid-Cap Growth Series

Seneca Capital Management, LLC ("Seneca")

o   Phoenix-Seneca Mid-Cap Growth Series
o   Phoenix-Seneca Strategic Theme Series

------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX VARIABLE ADVISORS, INC. ("PVA")
------------------------------------------------------------------

Phoenix-AIM Mid-Cap Equity Series
Phoenix-Alliance/Bernstein Growth + Value Series
Phoenix-Deutsche Dow 30 Series
Phoenix-Deutsche Nasdaq-100 Index(R) Series
Phoenix-Federated U.S. Government Bond Series
Phoenix-J.P. Morgan Research Enhanced Index Series
Phoenix-Janus Flexible Income Series
Phoenix-Janus Growth Series
Phoenix-MFS Investors Growth Stock Series
Phoenix-MFS Investors Trust Series
Phoenix-MFS Value Series
Phoenix-Sanford Bernstein Global Value Series
Phoenix-Sanford Bernstein Mid-Cap Value Series
Phoenix-Sanford Bernstein Small-Cap Value Series
Phoenix-Van Kampen Focus Equity Series

------------------------------------------------------------------

------------------------------------------------------------------
PVA SUBADVISORS
------------------------------------------------------------------
AIM Capital Management, Inc.

o   Phoenix-AIM Mid-Cap Equity Series
Alliance Capital Management, L.P.
o   Phoenix-Alliance/Bernstein Growth + Value Series
o   Phoenix-Sanford Bernstein Global Value Series
o   Phoenix-Sanford Bernstein Mid-Cap Value Series
o   Phoenix-Sanford Bernstein Small-Cap Value Series
Deutsche Asset Management
o   Phoenix-Deutsche Dow 30 Series
o   Phoenix-Deutsche Nasdaq-100 Index(R) Series

Federated Investment Management Company

o   Phoenix-Federated U.S. Government Bond Series
J.P. Morgan Investment Management, Inc.
o   Phoenix-J.P. Morgan Research Enhanced Index Series
Janus Capital Corporation
o   Phoenix-Janus Flexible Income Series
o   Phoenix-Janus Growth Series
MFS Investment Management
o   Phoenix-MFS Investors Growth Stock Series
o   Phoenix-MFS Investors Trust Series
o   Phoenix-MFS Value Series
Morgan Stanley Asset Management
o   Phoenix-Van Kampen Focus Equity Series

------------------------------------------------------------------

------------------------------------------------------------------
DUFF & PHELPS INVESTMENT MANAGEMENT CO. ("DPIM")
------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate Securities Series

------------------------------------------------------------------

------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC  ("PAIA")
------------------------------------------------------------------

Phoenix-Aberdeen New Asia Series

------------------------------------------------------------------

-----------------------------------------------------------------
PAIA SUBADVISORS
-----------------------------------------------------------------
PIC

Aberdeen Fund Managers, Inc.
[diamond]  Phoenix-Aberdeen New Asia Series

-----------------------------------------------------------------

    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

    PIC, DPIM and Engemann are indirect, wholly-owned subsidiaries of Phoenix Investment Partners, Ltd. ("PXP"). Seneca is a partially-owned subsidiary of PXP. PXP is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix and PHL Variable. PAIA is jointly owned and managed by PM Holdings, Inc., a wholly-owned subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc.

    PVA is a wholly-owned subsidiary of PM Holdings, Inc.

------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------
AIM Advisors, Inc.
[diamond]  AIM V.I. Capital Appreciation Fund

[diamond]  AIM V.I. Premier Equity Fund

Fred Alger Management, Inc.
o   Alger American Leveraged AllCap Portfolio
Deutsche Asset Management

o   Scudder VIT EAFE(R) Equity Index Fund
o   Scudder VIT Equity 500 Index Fund

Federated Investment Management Company
o   Federated Fund for U.S. Government Securities II
o   Federated High Income Bond Fund II
------------------------------------------------------------------

------------------------------------------------------------------
OTHER ADVISORS
------------------------------------------------------------------
Fidelity Management and Research Company
o   VIP Contrafund(R) Portfolio
o   VIP Growth Opportunities Portfolio
o   VIP Growth Portfolio
Franklin Mutual Advisers, LLC
o   Mutual Shares Securities Fund
Morgan Stanley Asset Management
o   Technology Portfolio
Templeton Asset Management, Ltd.
o   Templeton Developing Markets Securities Fund
Templeton Global Advisors Limited
o   Templeton Growth Securities Fund
Templeton Investment Counsel, Inc.

o   Templeton Foreign Securities Fund
o   Templeton Global Asset Allocation Fund

Wanger Asset Management, L.P.
o   Wanger Foreign Forty
o   Wanger International Small Cap
o   Wanger Twenty

o   Wanger U.S. Smaller Companies

------------------------------------------------------------------

SERVICES OF THE ADVISORS

    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------
    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    You may make transfers into the GIA at any time. In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]  Year One:       25% of the total value
[diamond]  Year Two:       33% of remaining value
[diamond]  Year Three:     50% of remaining value
[diamond]  Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

MVA
--------------------------------------------------------------------------------
    The MVA is an account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Account or to the general account. The MVA is more fully described in a separate prospectus that should be read carefully before investing.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
MINIMUM PAYMENTS
    Generally, we require minimum payments of:

----------------------------------------------------------------
                         MINIMUM             MINIMUM
PLAN TYPE                INITIAL             SUBSEQUENT
                         PAYMENT             PAYMENT *
------------------------ ------------------- -------------------
Non-qualified            $10,000             $500
plans
------------------------ ------------------- -------------------
Individual Retirement    $2,000              $100
Annuity ("IRA")
-----------------------------------------------------------------

* You may authorize your bank to draw from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If you elect a bank draft program, the minimum subsequent payment is $25.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

    (1)  the make-up and size of the prospective group;

    (2)  the method and frequency of premium payments; and

    (3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

BONUS PAYMENT
    We add a bonus payment to your contract value each time we receive a purchase payment from you. The bonus payment is made from our general account. The bonus payment is allocated among the subaccounts, MVA or GIA according to the same allocation schedule in effect for purchase payments. If you return the contract under the right to cancel provision (Free Look) the amount returned to you will not include the amount of any bonus payments made by us.

    The amount of the bonus payment varies depending upon which benefit option you selected. The amount of bonus payment under the benefit option elected is a percentage of each purchase payment and are as follows:

-------------------------------- ------------------------------
 OPTION 1 - RETURN OF PREMIUM     OPTION 2 - ANNUAL
                                  STEP-UP
-------------------------------- ------------------------------
 5% of purchase payment           4% of purchase payment
-------------------------------- ------------------------------

    Bonus payments are treated as an increase in the "income in the contract"
(gain) for tax purposes.

    We expect to profit from certain charges assessed under the contract (i.e., the surrender charge and the mortality and risk fee) associated with the bonus.

PAYMENT ALLOCATION
    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

GENERAL
    Usually, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    We reserve the right not to accept future purchase payments. We will provide you 60 days written notice if we choose not to accept a payment.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DEDUCTIONS FROM THE SEPARATE ACCOUNT

PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will reimburse Phoenix only upon the earlier of either full or partial surrender of the contract, the maturity date or payment of death proceeds. For a list of states and premium taxes, see Appendix B to this prospectus.

SURRENDER CHARGES
    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals from, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under annuity option K or L below. See "Annuity Payment Options." Any surrender charge is imposed on a first-in, first-out basis.

    Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, each year you may withdraw up to 10% of your contract value as of the last contract anniversary without surrender charges.

    The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

---------------------------------------------------------------
 Percent               8%  8%   8%  7%   6%  5%   4%  3%   0%
---------------------------------------------------------------
 Age of Payment in     0    1   2    3   4    5   6    7   8+
 Complete Years
---------------------------------------------------------------
    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The fee is based on an annual rate of 1.475% and is taken against the daily net assets of the subaccounts. Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

ADMINISTRATIVE FEE
    We make a daily deduction from account value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the Administrative Charge described below. This fee is not deducted from the GIA or MVA.

ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

REDUCED CHARGES, INCREASED BONUS PAYMENTS AND ENHANCED GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit increased bonus payments, or grant enhanced Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements;

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

(5) the amount of compensation to be paid to Registered Representatives on each purchase payment.

    Any reduction or elimination of charges or increases in bonus payments or Guaranteed Interest Rate enhancements will not be unfairly discriminatory against any person. We will make any such adjustment according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the MVA prospectus for information relating to this option.

OTHER CHARGES
    As compensation for investment management services, the Advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS
    Your Initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at VPMO. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling AOD at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by VPMO except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the MVA prospectus for more information.

    Because excessive trading can hurt fund performance and harm all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $20 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. There are additional restrictions on transfers from the GIA as described in the section entitled, "GIA." See the MVA prospectus for information regarding transfers from the MVA.

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

    Currently, contracts in the annuity period are not able to make transfers between subaccounts.

OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify AOD at 800/541-0171 or in writing to VPMO to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participation in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participation in this program.


GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the oldest annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the oldest annuitant's 90(th) birthday.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.
    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.
    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.
    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.
    B= the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.
    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.
    D= any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed

Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.   each date we process a premium payment.
2.   each date we process a transfer.
3.   each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.   each date we process a premium payment.
2.   each date we process a transfer.
3.   each date we process a withdrawal.
4.   each contract anniversary.

RIDER FEE
    The fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount, GIA and MVA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER
    This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the oldest annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.


GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: in addition to other applicable restrictions, a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB
--------------------------------------------------------------------------------
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond]  The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond]  The minimum monthly fixed annuity payment amount provided by the GMIB may be less than the annuity payment amount under the contract even if the guaranteed annuitization value is greater than the contract value.

[diamond]  The GMIB is irrevocable once elected.

[diamond]  You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond]  The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond]  You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond]  The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS

    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under annuity options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus for more information. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the contract Maturity Date." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of a contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond]  The contract value is zero; or

[diamond]  The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

           PHL Variable will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE
WHO RECEIVES PAYMENT

[diamond]  DEATH OF AN OWNER/ANNUITANT
           If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond]  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
           If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond]  DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
           Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary.

[diamond]  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
           If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The benefit option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond]  CONTINGENT ANNUITANT CONTRACT CONTINUANCE
           Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond]  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
           If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

AMOUNT OF PAYMENT BEFORE AGE 80
    Upon the death of the annuitant or owner/annuitant who has not yet reached age 80.

[diamond]  OPTION 1--RETURN OF PREMIUM
           The greater of:


           a) 100% of payments, less adjusted partial withdrawals; or


           b) the contract value on the claim date.

[diamond]  OPTION 2--ANNUAL STEP-UP The greater of:

           a) 100% of payments, less adjusted partial withdrawals; or


           b) the contract value on the claim date; or


           c) the annual step-up amount on the claim date.

AMOUNT OF PAYMENT AFTER AGE 80
    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals:

[diamond]  OPTION 1--RETURN OF PREMIUM
           The greater of:

           a) the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

           b) the contract value on the claim date.

[diamond]  OPTION 2--ANNUAL STEP-UP
           The greater of:

           a) the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

           b) the contract value on the claim date.

[diamond]  DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
           The amount of death benefit payable is equal to the greater of:

           o  100% of payments, less withdrawals; or

           o  the contract value on the claim date.

           BECAUSE THE DEATH BENEFIT IN THIS SITUATION EQUALS THE GREATER OF PREMIUMS PAID AND THE CONTRACT VALUE, AN OWNER WHO IS NOT THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER BENEFIT OPTION 2 IS SUITABLE FOR THEIR CIRCUMSTANCES

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Premium Tax." See also "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless you elect a different annuity option. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under Individual Retirement Accounts, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the year in which the employee attains age 70 1/2.

    The maturity date election must be made by written notice and must be received by VPMO 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under an IRA plan. See "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    You may choose among the available annuity options by written request. Contract owners should direct their choice of annuity option in writing to:
Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, MA 02266-8027. If we do not receive written instruction satisfactory to us on or before the maturity date, we will apply your contract value to Option L, described below.

    The options allow you to choose:

[diamond]  Fixed Payments (Options A, B, D, E, F, G, H): PHL Variable guarantees a minimum rate of return for these options.

[diamond]  Variable Payments (Options I, J, K, L, M, N): Payments under these options depend on subaccount investment performance. There is no guaranteed minimum payment or rate of return.

    The level of annuity payments will depend on the option selected and such factors as the age of the annuitant, the form of annuity, annuity payment rates, and the frequency of payments. The contract and the SAI provide additional information on the methods used for calculating annuity payments.

    The assumed investment rate for variable options is 4.5% on an annual basis. The assumed rate is used to calculate the first annuity payment under variable payment options I, J, K, M and N.

    We make daily deductions from contract values held in subaccounts for mortality and expense risk charges and an administrative fee. These charges affect all the variable payment options. Note that even though PHL Variable assumes no mortality risk under Option K, a mortality charge is still deducted.

    The following descriptions should allow you to compare the basic differences of the currently available annuity options. You should contact VPMO well in advance of the date you wish to elect an option for payment estimates under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    It provides a variable payout monthly annuity to the annuitant for life. In the event of the death for the life of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Unless another annuity option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining Annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity options above.

OTHER CONDITIONS
    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to IRA participants. Any annuity options elected under regular or Simple IRA contracts must also meet federal income tax distribution requirements. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who is also the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed,
(b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and
(c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT

    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.


FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment calculated without regard to any bonus payment. (A longer Free Look Period may be required by your state.) You may receive more or less than your initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the market value adjustment that can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received from you or on your behalf.

    If you return the contract under the right to cancel provision (Free Look) the amount returned to you will be determined as if there had been no bonus payments made by us.


    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts the GIA and/or MVA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.


AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.


OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans under the provisions of the Internal Revenue Code of 1986, (the "Code"). The contracts may be used to establish regular, Simple and Roth IRAs. The contracts will not be issued in connection with other tax-qualified plans such as employer-sponsored or tax-sheltered annuity plans. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the accompanying prospectuses for the funds.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. However, under most regular and all Simple IRAs there will be no investment in the contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. For Roth IRAs, there will generally be no taxable amount on distributions made after age 59 1/2 and after five years from the contract issue date. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain regular IRAs and all Simple IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) allocable to investment in the contract before August 14, 1982; (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (vii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to IRAs. See "Penalty Tax on Surrenders and Withdrawals from IRAs."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under IRAs (other than Roth IRAs). However, a number of restrictions, limitations and special rules apply to IRAs and contract owners should consult with their tax adviser.

    If the annuitant, who is not the contract owner, dies before the maturity date and there is no Contingent annuitant, the annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the death of the first of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the annuity option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section

1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code
Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

[diamond]  55% in any 1 investment

[diamond]  70% in any 2 investments

[diamond]  80% in any 3 investments

[diamond]  90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. The IRAs (described below) are defined as "pension plan contracts" for these purposes. Notwithstanding the exception of IRA contracts from application of the diversification rules, all investments of the PHL Variable IRA contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as IRA contracts.


    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


INDIVIDUAL RETIREMENT ANNUITY
    The contracts may be used with several types of IRAs. The tax rules applicable to IRAs vary according to the type of IRAs. No attempt is made here to provide more than general information about the use of the contracts with the various types of IRAs.

    As the owner of the contract, you may elect one of the available death benefits options under the contract. We are of the opinion that the death benefit options available under the contract are part of the annuity contract. One or more of the options available may exceed the greater of the purchase price or the contract value. The contract and its amendments, riders or endorsements (together referred to as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether death benefit options such as those available under the contract comply with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit options are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from premiums for the contract would not be deductible. While we regard the death benefit options available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain enhanced death benefits may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of purchase price (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of purchase price (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain IRAs which are considered sponsored by an employer for its employees will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

IRAs
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
FROM IRAs
    Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of certain early distribution from IRAs qualified under Code The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible IRA or qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the contract owner has been reemployed for at least 60 days and (f) distributions for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner.

    Roth IRAs are subject to the early distribution penalties described above. In addition, Roth IRAs, which contain amounts converted from regular or Simple IRAs, are subject to a 10% penalty if made prior to the expiration of the five-year holding period beginning with the year of the conversion.

     Generally, distributions from regular and Simple IRAs must commence no later than April 1 of the calendar year following the year in which the contract owner attains age 70 1/2. The required distribution rules do not apply to Roth IRAs provided Roth IRA rules regarding age and holding periods have been met. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of IRAs which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of an IRA and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the IRA.

SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly-owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.

    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the contract. We will pay any such amount paid with respect to contracts sold through other broker-dealers to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholder' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

LEGAL MATTERS
--------------------------------------------------------------------------------

    Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, PHL Variable Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.

SAI

--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:

o   Underwriter
o   Performance History
o   Calculation of Yield and Return
o   Calculation of Annuity Payments
o   Experts
o   Separate Account Financial Statements
o   Company Financial Statements

    Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling AOD at 800/541-0171.

APPENDIX A
FINANCIAL HIGHLIGHTS TABLES (CONDENSED FINANCIAL INFORMATION)
--------------------------------------------------------------------------------


The tables on the following pages give the historical unit values for a single share of each of the available subaccounts. The following tables contain highlights only; more information is in the SAI and in the Separate Account's Annual Report. You may obtain a copy of the SAI free of charge by calling AOD at
800.541.0171 or by writing to:


                  Variable Products Mail Operations
                  PO Box 8027
                  Boston, MA 02266-8027



                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                             SUBACCOUNT                           BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------------------

 PHOENIX-ABERDEEN INTERNATIONAL
===================================================================================================================================
          From 7/11/00* to 12/31/00                                      $2.000               $1.699                 596

          From 1/1/01 to 12/31/01                                        $1.699               $1.269                1,827


 PHOENIX-ABERDEEN NEW ASIA
===================================================================================================================================
          From 10/2/00* to 12/31/00                                      $2.000               $1.942                  15

          From 1/1/01 to 12/31/01                                        $1.942               $1.931                  72

 PHOENIX-AIM MID-CAP EQUITY
===================================================================================================================================
          From 11/2/01* to 12/31/01                                      $2.000               $2.125                  34

 PHOENIX-ALLIANCE/BERNSTEIN GROWTH & VALUE
===================================================================================================================================
          From 11/9/01* to 12/31/01                                      $2.000               $2.135                  49


 PHOENIX-DEUTSCHE DOW 30
===================================================================================================================================
          From 8/2/00* to 12/31/00                                       $2.000               $2.029                 103

          From 1/1/01 to 12/31/01                                        $2.029               $1.878                 663


 PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R)
===================================================================================================================================
          From 11/2/00* to 12/31/00                                      $2.000               $1.453                  36

          From 1/1/01 to 12/31/01                                         1.453               $0.957                 780


 PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
===================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $2.283                 160

          From 1/1/01 to 12/31/01                                        $2.283               $2.395                 647


 PHOENIX-ENGEMANN CAPITAL GROWTH
===================================================================================================================================
          From 6/22/00* to 12/31/00                                      $2.000               $1.611                2,531

          From 1/1/01 to 12/31/01                                        $1.611               $1.037                5,151


 PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH
===================================================================================================================================
          From 9/25/00* to 12/31/00                                      $2.000               $1.511                 153

          From 1/1/01 to 12/31/01                                        $1.511               $1.089                 907


 PHOENIX-FEDERATED U.S. GOVERNMENT BOND
===================================================================================================================================
          From 8/2/00* to 12/31/00                                       $2.000               $2.143                 212

          From 1/1/01 to 12/31/01                                        $2.143               $2.214                 492


 PHOENIX-GOODWIN MONEY MARKET
===================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $2.045                 974

          From 1/1/01 to 12/31/01                                        $2.045               $2.089                14,274


 * Date subaccount began operations.


                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                             SUBACCOUNT                           BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------------------
 PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
===================================================================================================================================
          From 7/3/00* to 12/30/00                                       $2.000               $2.064                 332

          From 1/1/01 to 12/31/01                                        $2.064               $2.154                1,627


 PHOENIX-HOLLISTER VALUE EQUITY
===================================================================================================================================
          From  8/2/00* to 12/31/00                                      $2.000               $2.359                 613

          From 1/1/01 to 12/31/01                                        $2.359               $1.904                3,825


 PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX
===================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.804                 139

          From 1/1/01 to 12/31/01                                        $1.804               $1.564                1,073


 PHOENIX-JANUS FLEXIBLE INCOME
===================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $2.093                 128

          From 1/1/01 to 12/31/01                                        $2.093               $2.208                 677


 PHOENIX-JANUS GROWTH
===================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.669                1,457

          From 1/1/01 to 12/31/01                                        $1.669               $1.251                3,677

 PHOENIX-MFS INVESTORS GROWTH STOCK
===================================================================================================================================
          From 11/27/01* to 12/31/01                                     $2.000               $2.132                  7

 PHOENIX-MFS INVESTORS TRUST
===================================================================================================================================
          From 11/2/01* to 12/31/01                                      $2.000               $2.079                  51

 PHOENIX-MFS VALUE
===================================================================================================================================
          From 11/2/01* to 12/31/01                                      $2.000               $2.109                 116


 PHOENIX-OAKHURST GROWTH AND INCOME
===================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.855                 637

          From 1/1/01 to 12/31/01                                        $1.855               $1.676                2,572


 PHOENIX-OAKHURST STRATEGIC ALLOCATION
===================================================================================================================================
          From 6/22/00* to 12/31/00                                      $2.000               $1.977                 161

          From 1/1/01 to 12/31/01                                        $1.977               $1.982                 962

 PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
===================================================================================================================================
          From 3/26/01* to 12/31/01                                      $2.000               $2.023                 124


 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
===================================================================================================================================
          From 8/2/00* to 12/31/00                                       $2.000               $2.273                 164

          From 1/1/01 to 12/31/01                                        $2.273               $2.750                1,281

 PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
===================================================================================================================================
          From 2/2/01* to 12/31/01                                       $2.000               $2.218                 637


 PHOENIX-SENECA MID-CAP GROWTH
===================================================================================================================================
          From 7/11/00* to 12/31/00                                      $2.000               $1.784                1,337

          From 1/1/01 to 12/31/01                                        $1.784               $1.312                3,429


 PHOENIX-SENECA STRATEGIC THEME
===================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.510                1,521

          From 1/1/01 to 12/31/01                                        $1.510               $1.079                2,753


 * Date subaccount began operations.


                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                             SUBACCOUNT                           BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
 PHOENIX- VAN KAMPEN FOCUS EQUITY (FORMERLY, PHOENIX-MORGAN STANLEY FOCUS EQUITY)
===================================================================================================================================

          From 7/10/00* to 12/31/00                                      $2.000               $1.609                  78
          From 1/1/01 to 12/31/01                                        $1.609               $1.345                 291

 AIM V.I. CAPITAL APPRECIATION FUND
===================================================================================================================================
          From 4/17/01* to 12/31/01                                      $2.000               $1.752                 153


 AIM V.I. PREMIER EQUITY FUND (FORMERLY, AIM V.I. VALUE FUND)
===================================================================================================================================
          From 4/18/01* to 12/31/01                                      $2.000               $1.895                 375

 ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
===================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.526                 683

          From 1/1/01 to 12/31/01                                        $1.526               $1.262                2,030


 FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===================================================================================================================================
          From 8/2/00* to 12/31/00                                       $2.000               $2.109                 152

          From 1/1/01 to 12/31/01                                        $2.109               $2.221                1,848


 FEDERATED HIGH INCOME BOND FUND II
===================================================================================================================================
          From 9/5/00* to 12/31/00                                       $2.000               $1.820                  64

          From 1/1/01 to 12/31/01                                        $1.820               $1.815                 629

 VIP CONTRAFUND(R) PORTFOLIO

===================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.863                 361

          From 1/1/01 to 12/31/01                                        $1.863               $1.606                1,477

 VIP GROWTH OPPORTUNITIES PORTFOLIO

===================================================================================================================================
          From 7/10/00* to 12/31/00                                      $2.000               $1.681                 124

          From 1/1/01 to 12/31/01                                        $1.681               $1.415                 722

 VIP GROWTH PORTFOLIO

===================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.667                 512

          From 1/1/01 to 12/31/01                                        $1.667               $1.349                2,023

 MUTUAL SHARES SECURITIES FUND

===================================================================================================================================
          From 9/15/00* to 12/31/00                                      $2.000               $2.074                  21

          From 1/1/01 to 12/31/01                                        $2.074               $2.185                 406

 TEMPLETON DEVELOPING MARKETS SECURITIES FUND

===================================================================================================================================
          From 8/22/00* to 12/31/00                                      $2.000               $1.656                  95

          From 1/1/01 to 12/31/01                                        $1.656               $1.497                 151

 TEMPLETON FOREIGN SECURITIES FUND (FORMERLY, TEMPLETON INTERNATIONAL SECURITIES FUND)

===================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.915                 180

          From 1/1/01 to 12/31/01                                        $1.915               $1.583                 803

 TEMPLETON GLOBAL ASSET ALLOCATION FUND (FORMERLY, TEMPLETON ASSET STRATEGY FUND)

===================================================================================================================================
          From 9/5/00* to 12/31/00                                       $2.000               $1.928                  27

          From 1/1/01 to 12/31/01                                        $1.928               $1.709                 122

 TEMPLETON GROWTH SECURITIES FUND

===================================================================================================================================
          From 7/11/00* to 12/31/00                                      $2.000               $2.007                  42

          From 1/1/01 to 12/31/01                                        $2.007               $1.949                 412


 * Date subaccount began operations.


                                                                       SUBACCOUNT           SUBACCOUNT        UNITS OUTSTANDING
                                                                       UNIT VALUE           UNIT VALUE         AT END OF PERIOD
                             SUBACCOUNT                           BEGINNING OF PERIOD      END OF PERIOD         (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------

 SCUDDER VIT EAFE(R) EQUITY INDEX FUND (FORMERLY, DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND)
===================================================================================================================================
          From 8/8/00* to 12/31/00                                       $2.000               $1.833                  57
          From 1/1/01 to 12/31/01                                        $1.833               $1.358                 305

 SCUDDER VIT EQUITY 500 INDEX FUND (FORMERLY, DEUTSCHE VIT EQUITY 500 INDEX FUND)
===================================================================================================================================
         From 11/9/01* to 12/31/01                                      $2.000               $2.107                  26


 TECHNOLOGY PORTFOLIO
===================================================================================================================================
          From 7/3/00* to 12/31/00                                       $2.000               $1.287                 698

          From 1/1/01 to 12/31/01                                        $1.287               $0.647                1,406


 WANGER FOREIGN FORTY
===================================================================================================================================
          From 7/12/00* to 12/31/00                                      $2.000               $1.784                 434

          From 1/1/01 to 12/31/01                                        $1.784               $1.288                 681


 WANGER INTERNATIONAL SMALL CAP
===================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $1.478                 683

          From 1/1/01 to 12/31/01                                        $1.478               $1.147                1,697


 WANGER TWENTY
===================================================================================================================================
          From 7/25/00* to 12/31/00                                      $2.000               $2.051                 100


          From 1/1/01 to 12/31/01                                        $2.051               $2.201                 545

 WANGER U.S. SMALLER COMPANIES (FORMERLY, WANGER U.S. SMALL CAP)

===================================================================================================================================
          From 6/23/00* to 12/31/00                                      $2.000               $2.162                 334

          From 1/1/01 to 12/31/01                                        $2.162               $2.370                1,905


 * Date subaccount began operations.



APPENDIX B
DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------


                                                               UPON               UPON
STATE                                                      PURCHASE (1)       ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                      ------------       -------------        -------------      ---------

California ..........................................                             X                   2.35%            0.50%

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................           X                                     1.00

Commonwealth of Puerto Rico..........................                             X                   1.00%            1.00%





NOTE: The above premium tax deduction rates are as of January 1, 2002. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."


-------------------------
(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the contract, payment of death proceeds or Maturity Date.

APPENDIX C
GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT (VA ACCOUNT): PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the step-up amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's schedule page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment annuity options I, J, K, M and N.

BONUS PAYMENT: An amount we add to your contract value when a payment is received from you. Each bonus payment will be treated as earnings under your contract.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at VPMO.

CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.

FUNDS: The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.

MVA: An account that pays interest at a guaranteed rate if held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond]  Non-qualified plans--$10,000

[diamond]  Individual Retirement Annuity (Rollover IRA only)--$2,000

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

VPMO: The Variable Products Mail Operations division of PHL Variable that receives and processes incoming mail for Variable Annuity Operations.

                                     PART B

                              PHOENIX PREMIUM EDGE
                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                        Mail Operations ("VPMO")
Hartford, Connecticut                                              P.O. Box 8027
                                                Boston, Massachusetts 02266-8027



                        PHL VARIABLE ACCUMULATION ACCOUNT
                         PHL Variable Insurance Company
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT


                                   May 1, 2002


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2002. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company at the above address or by calling 800/541-0171.






                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Underwriter...........................................................         2

Performance History...................................................         2

Calculation of Yield and Return.......................................         6

Calculation of Annuity Payments ......................................         7

Experts ..............................................................         8

Separate Account Financial Statements.................................      SA-1

Company Financial Statements..........................................       F-1

UNDERWRITER
--------------------------------------------------------------------------------


    PEPCO, an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for 1 year, 5 years and 10 years or since inception if the subaccount has not been in existence for at least 10 years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

------------------------------------------------------------------------------------------------------------------------------------

               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2001 -- FOR CONTRACTS WITH BENEFIT OPTION 1
------------------------------------------------------------------------------------------------------------------------------------
                                                                     INCEPTION                                               SINCE
                             SUBACCOUNT                                 DATE         1 YEAR       5 YEARS     10 YEARS     INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                 12/07/94       -27.25%        1.93%        N/A          4.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                      09/17/96        -3.22%       -5.28%        N/A         -5.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                     10/29/01          N/A          N/A         N/A          4.01%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                      10/29/01          N/A          N/A         N/A          4.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                        12/20/99        -9.93%         N/A         N/A         -7.01%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                           08/15/00       -35.90%         N/A         N/A        -48.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                   05/01/95         2.52%        5.55%        N/A         11.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                12/07/94       -37.36%        0.28%        N/A          5.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                        08/15/00       -29.83%         N/A         N/A        -31.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                         12/20/99         0.86%         N/A         N/A          8.93%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                   12/07/94        -0.37%        3.45%        N/A          3.76%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                      12/07/94         1.97%        3.33%        N/A          6.97%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                 03/02/98       -21.42%         N/A         N/A          9.30%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                    07/14/97       -15.61%         N/A         N/A          4.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                  12/20/99         3.16%         N/A         N/A          3.98%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                           12/20/99       -27.06%         N/A         N/A        -18.25%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                             10/29/01          N/A          N/A         N/A          4.37%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                    10/29/01          N/A          N/A         N/A          1.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                              10/29/01          N/A          N/A         N/A          3.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                               03/02/98       -12.03%         N/A         N/A          3.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                          12/07/94        -2.39%        9.30%        N/A         10.25%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                         11/20/00       -10.71%         N/A         N/A         -6.30%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                        03/02/98        19.43%         N/A         N/A          1.52%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                      11/20/00        11.96%         N/A         N/A         17.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                  03/02/98       -28.45%         N/A         N/A          9.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                 01/29/96       -30.44%        9.68%        N/A          9.69%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                                12/20/99       -18.67%         N/A         N/A        -14.53%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                    03/30/01          N/A          N/A         N/A         -6.35%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                          03/30/01          N/A          N/A         N/A         -5.10%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             06/05/00       -19.48%         N/A         N/A        -26.74%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                      07/15/99         2.94%         N/A         N/A          4.81%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                    07/15/99        -2.86%         N/A         N/A         -6.41%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                           06/05/00       -16.05%         N/A         N/A        -14.50%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                    06/05/00       -18.05%         N/A         N/A        -20.55%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                  06/05/00       -21.20%         N/A         N/A        -22.34%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                         05/01/00         2.96%         N/A         N/A          7.87%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                          05/01/97       -11.95%         N/A         N/A        -15.08%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                     05/01/97       -19.54%         N/A         N/A          2.39%
------------------------------------------------------------------------------------------------------------------------------------

Templeton Global Asset Allocation Fund                                05/01/97       -13.73%         N/A         N/A          3.78%
------------------------------------------------------------------------------------------------------------------------------------

Templeton Growth Securities Fund                                      05/01/00        -5.45%         N/A         N/A         -0.69%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                 07/15/99       -27.87%         N/A         N/A        -13.78%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                     10/29/01          N/A          N/A         N/A          3.06%

------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                  12/20/99       -51.04%         N/A         N/A        -36.69%

------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                  02/01/99       -29.72%         N/A         N/A          8.09%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                        05/01/95       -24.60%        6.62%        N/A         14.23%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                         02/01/99         5.07%         N/A         N/A         15.71%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                         05/01/95         7.44%       11.10%        N/A         17.04%

------------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, 5% bonus payment, and deferred surrender charges of 8% and 5% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

------------------------------------------------------------------------------------------------------------------------------------

               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2001 -- FOR CONTRACTS WITH BENEFIT OPTION 2
------------------------------------------------------------------------------------------------------------------------------------
                                                                     INCEPTION                                               SINCE
                             SUBACCOUNT                                 DATE         1 YEAR       5 YEARS     10 YEARS     INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                 12/07/94       -27.95%        1.73%        N/A          4.58%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                      09/17/96        -4.14%       -5.47%        N/A         -5.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                     10/29/01          N/A          N/A         N/A          3.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                      10/29/01          N/A          N/A         N/A          3.52%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                        12/20/99       -10.79%         N/A         N/A         -7.45%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                           08/15/00       -36.51%         N/A         N/A        -48.70%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                   05/01/95         1.54%        5.35%        N/A         11.08%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                12/07/94       -37.96%        0.09%        N/A          5.56%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                        08/15/00       -30.50%         N/A         N/A        -32.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                         12/20/99        -0.10%         N/A         N/A          8.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                   12/07/94        -1.32%        3.25%        N/A          3.62%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                      12/07/94         1.00%        3.13%        N/A          6.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                 03/02/98       -22.17%         N/A         N/A          9.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series                    07/14/97       -16.42%         N/A         N/A          4.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                                  12/20/99         2.17%         N/A         N/A          3.49%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                           12/20/99       -27.76%         N/A         N/A        -18.63%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                             10/29/01          N/A          N/A         N/A          3.37%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                    10/29/01          N/A          N/A         N/A          0.63%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                              10/29/01          N/A          N/A         N/A          2.16%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                               03/02/98       -12.87%         N/A         N/A          2.87%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                          12/07/94        -3.32%        9.09%        N/A         10.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                         11/20/00       -11.56%         N/A         N/A         -7.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                        03/02/98        18.29%         N/A         N/A          1.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                      11/20/00        10.89%         N/A         N/A         16.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                  03/02/98       -29.13%         N/A         N/A          9.30%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                 01/29/96       -31.10%        9.47%        N/A          9.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                                12/20/99       -19.44%         N/A         N/A        -14.93%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                    03/30/01          N/A          N/A         N/A         -7.24%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                          03/30/01          N/A          N/A         N/A         -6.00%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             06/05/00       -20.24%         N/A         N/A        -27.19%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                      07/15/99         1.96%         N/A         N/A          4.41%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                    07/15/99        -3.79%         N/A         N/A         -6.77%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                           06/05/00       -16.86%         N/A         N/A        -15.02%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                    06/05/00       -18.83%         N/A         N/A        -21.03%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                  06/05/00       -21.95%         N/A         N/A        -22.81%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                         05/01/00         1.98%         N/A         N/A          7.25%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                          05/01/97       -12.79%         N/A         N/A        -15.25%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                     05/01/97       -20.30%         N/A         N/A          2.18%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                05/01/97       -14.56%         N/A         N/A          3.57%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                      05/01/00        -6.35%         N/A         N/A         -1.26%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                 07/15/99       -28.56%         N/A         N/A        -14.11%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                     10/29/01          N/A          N/A         N/A          2.08%

------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                  12/20/99       -51.51%         N/A         N/A        -36.98%

------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                                  02/01/99       -30.39%         N/A         N/A          7.74%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                        05/01/95       -25.32%        6.42%        N/A         14.06%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                         02/01/99         4.07%         N/A         N/A         15.33%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                         05/01/95         6.42%       10.89%        N/A         16.87%

------------------------------------------------------------------------------------------------------------------------------------

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than 1 year are annualized. Returns are net of the investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, 4% bonus payment, and deferred surrender charges of 8% and 5% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                                ANNUAL TOTAL RETURN

---------------------------------------------------------------------------------------------------------------------------------

                   SUBACCOUNT                      1992    1993    1994    1995    1996    1997    1998     1999    2000    2001
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series           -14.21%  36.28%  -1.53%   7.86%  16.77%  10.27%  25.91%   27.46% -17.15% -25.27%
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia Series                                                        -33.48%  -5.97%   48.60% -17.30%  -0.60%
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Mid-Cap Equity Series
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Growth + Value Series
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche Dow 30 Series                                                                                    -7.06%  -7.49%
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Deutsche Nasdaq-100 Index(R) Series                                                                              -34.14%
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities                                    31.00%   20.13% -22.46%    3.12%  28.73%   4.91%
 Series
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Capital Growth Series            8.55%  17.82%  -0.14%  28.82% 10.79%   19.17%  27.96%   27.63% -19.09% -35.64%
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small & Mid-Cap Growth Series                                                                           -27.91%
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Federated U.S. Government Bond Series                                                                     16.89%   3.33%
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series               1.93%   1.25%   2.20%   4.03%  3.36%    3.52%   3.43%    3.16%   4.34%   2.16%
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income Series  8.34%  14.08%  -6.97%  21.59% 10.63%    9.33%  -5.67%    3.78%   4.79%   4.39%
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity Series                                                                     22.37%  30.10% -19.28%
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-J.P. Morgan Research Enhanced Index
 Series                                                                                           29.60%   16.95% -12.88% -13.32%
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Flexible Income Series                                                                               4.75%   5.52%
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Janus Growth Series                                                                                      -12.58% -25.07%
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Growth Stock Series
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Investors Trust Series
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-MFS Value Series
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth & Income Series                                                                   15.16%  -8.09%  -9.64%
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Strategic Allocation Series      8.90%   9.26%  -3.00%  16.37%  7.32%   18.83%  18.88%    9.50%  -1.01%   0.23%
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Global Value Series                                                                             -8.29%
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series                                                           -11.71%  15.06%  21.02%
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value Series                                                                          13.90%
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth Series                                                                      43.34%  11.95% -26.49%
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Strategic Theme Series                                                    15.33%  42.41%   52.55% -12.88% -28.53%
---------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Focus Equity Series                                                                           -14.54% -16.45%
---------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                                0.87%  33.54% 15.70%   11.70%  17.41%   42.32% -12.32% -24.51%
---------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                                      2.39%  34.09% 13.18%   21.73%  30.31%   27.84% -16.00% -13.97%
---------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio                                       10.25%   17.78%  55.33%   75.24% -26.03% -17.29%
---------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities II                          7.04%  2.54%    6.86%   5.95%   -2.17%   9.23%   5.31%
---------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                                       18.48% 12.48%   12.03%   1.07%    0.69% -10.47%  -0.24%
---------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                                                      27.88%   22.18%  -8.19% -13.78%
---------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio                                                               22.53%    2.53% -18.48% -15.82%
---------------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                                                                             37.17%   35.11% -12.48% -19.05%
---------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund                                                            15.58%  -1.77%   11.78%  11.47%   5.33%
---------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund                                            -30.51% -22.30%   50.88% -33.12%  -9.56%
---------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund                        44.69%  -4.04%  13.66% 21.78%   11.86%   7.31%   21.30%  -3.91% -17.35%
---------------------------------------------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation Fund            6.12%  23.87%  -4.76%  20.33% 16.70%   13.46%   4.42%   20.61%  -1.53% -11.39%
---------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund                                         10.66% 19.04%   11.42%   6.98%   18.92%  -0.13%  -2.89%
---------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT EAFE(R) Equity Index Fund                                                            19.68%   25.61% -17.98% -14.39%
---------------------------------------------------------------------------------------------------------------------------------
 Scudder VIT Equity 500 Index Fund                                                                26.67%   18.48% -10.67% -25.90%
---------------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio                                                                                             -24.80% -49.68%
---------------------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                                                                                              -3.14% -27.80%
---------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                                                  29.93%   -3.03%  14.49%  122.93% -29.00% -22.54%
---------------------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                                                                                      7.73%   7.34%
---------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                                                    44.30%  27.38%   6.97%   23.10%  -9.62%   9.60%

---------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------


    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.


    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.475% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:

    The following is an example of how return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are calculated:



Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period: $1.000000 Value of the same account (excluding capital
   changes) at the end of the 7-day period:......        1.000028
Calculation:
   Ending account value..........................        1.000028
   Less beginning account value..................        1.000000
   Net change in account value...................        0.000028
Base period return:
   (Net adjusted change/beginning account value).        0.000028
Current yield = return x (365/7) =...............           0.15%
Effective yield = [(1 + return)365/7] -1 =.......           0.15%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:


(1) We  assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g. 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II   =  a hypothetical initial payment of $1,000

    R    =  average annual total return for the period

    n    =  number of years in the period

    ERV  =  ending redeemable value of the hypothetical $1,000 for the period
            [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION

    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

The Dow Jones Industrial Average(SM)(1)
First Boston High Yield Index
Salomon Brothers Corporate Index
Salomon Brothers Government Bond Index
The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

Lipper Analytical Services
Morningstar, Inc.
Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

Barrons
Business Week
Changing Times
Forbes
Fortune
Consumer Reports
Investor's Business Daily
Financial Planning
Financial Services Weekly
Financial World
Money
The New York Times
Personal Investor
Registered Representative
U.S. News and World Report
The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

The Dow Jones Industrial Average(SM)(1)
First Boston High Yield Index
Salomon Brothers Corporate Index
Salomon Brothers Government Bond Index
The S&P 500(2)

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the Guaranteed Interest Account and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e. higher-paying) rates in effect on the settlement date.

VARIABLE ANNUITY PAYMENTS
    Under all variable options except Option L, the first payment is based on an assumed annual interest rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

EXPERTS
--------------------------------------------------------------------------------


    The financial statements of the PHL Variable Accumulation Account (Phoenix Premium Edge(SM)) as of December 31, 2001, and the results of its operations and its changes in net assets for the periods indicated and financial statements of PHL Variable Insurance Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Richard J. Wirth, Counsel, and Brian A. Giantonio, Counsel, PHL Variable Insurance Company, have provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.














___________________________

(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

--------------------------------------------------------------------------------

                                 ANNUAL REPORT

--------------------------------------------------------------------------------





PHOENIX
   PREMIUM
   EDGE(SM)



                       PHL VARIABLE ACCUMULATION ACCOUNT
                       DECEMBER 31, 2001















                       [LOGO] PHOENIX WEALTH MANAGEMENT(R)

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                                                                                         PHOENIX-
                                                      PHOENIX-         PHOENIX-                          ALLIANCE/       PHOENIX-
                                                      ABERDEEN         ABERDEEN       PHOENIX-AIM       BERNSTEIN        DEUTSCHE
                                                    INTERNATIONAL      NEW ASIA      MID-CAP EQUITY   GROWTH + VALUE      DOW 30
                                                     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                    ------------     ------------     ------------     ------------    ------------
ASSETS
                Investments at cost                 $  2,947,421     $    142,380     $     69,329     $    103,533    $  1,271,655
                                                    ============     ============     ============     ============    ============
                Investments at  market              $  2,323,057     $    139,845     $     72,239     $    105,512    $  1,245,588
                                                    ------------     ------------     ------------     ------------    ------------
                    Total assets                       2,323,057          139,845           72,239          105,512       1,245,588
LIABILITIES
                Accrued expenses to related party          4,167              204               76               84           1,631
                                                    ------------     ------------     ------------     ------------    ------------
NET ASSETS                                          $  2,318,890     $    139,641     $     72,163     $    105,428    $  1,243,957
                                                    ============     ============     ============     ============    ============
Accumulation units outstanding                         1,826,704           72,328           33,956           49,388         662,530
                                                    ============     ============     ============     ============    ============
Unit value                                          $   1.269443     $   1.930669     $   2.125157     $   2.134676    $   1.877587
                                                    ============     ============     ============     ============    ============


                                                      PHOENIX-                                                           PHOENIX-
                                                      DEUTSCHE       PHOENIX-DUFF       PHOENIX-         PHOENIX-     ENGEMANN SMALL
                                                     NASDAQ-100     & PHELPS REAL      ENGEMANN         ENGEMANN         & MID-CAP
                                                      INDEX(R)    ESTATE SECURITIES  CAPITAL GROWTH    NIFTY FIFTY        GROWTH
                                                     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                    ------------     ------------     ------------     ------------    ------------
ASSETS
                Investments at cost                 $    896,622     $  1,510,709     $  8,091,167     $  2,046,999    $  1,182,530
                                                    ============     ============     ============     ============    ============
                Investments at  market              $    748,070     $  1,551,675     $  5,348,607     $  1,441,574    $    989,405
                                                    ------------     ------------     ------------     ------------    ------------
                    Total assets                         748,070        1,551,675        5,348,607        1,441,574         989,405
LIABILITIES
                Accrued expenses to related party          1,095            2,070            7,490            1,953           1,377
                                                    ------------     ------------     ------------     ------------    ------------
NET ASSETS                                          $    746,975     $  1,549,605     $  5,341,117     $  1,439,621    $    988,028
                                                    ============     ============     ============     ============    ============
Accumulation units outstanding                           780,483          646,985        5,150,940        1,394,057         906,991
                                                    ============     ============     ============     ============    ============
Unit value                                          $   0.957067     $   2.395118     $   1.036912     $   1.032650    $   1.089345
                                                    ============     ============     ============     ============    ============

                                                                                                                         PHOENIX-
                                                      PHOENIX-                           PHOENIX-                       J.P. MORGAN
                                                   FEDERATED U.S.      PHOENIX-       GOODWIN MULTI-     PHOENIX-        RESEARCH
                                                     GOVERNMENT      GOODWIN MONEY    SECTOR FIXED   HOLLISTER VALUE     ENHANCED
                                                        BOND            MARKET           INCOME           EQUITY          INDEX
                                                     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                    ------------     ------------     ------------     ------------    ------------
ASSETS
                Investments at cost                 $  1,114,194     $ 29,865,003     $  3,605,336     $  7,976,410    $  1,803,618
                                                    ============     ============     ============     ============    ============
                Investments at  market              $  1,089,781     $ 29,865,003     $  3,509,963     $  7,292,660    $  1,680,788
                                                    ------------     ------------     ------------     ------------    ------------
                    Total assets                       1,089,781       29,865,003        3,509,963        7,292,660       1,680,788
LIABILITIES
                Accrued expenses to related party          1,472           41,857            4,813            9,342           2,208
                                                    ------------     ------------     ------------     ------------    ------------
NET ASSETS                                          $  1,088,309     $ 29,823,146     $  3,505,150     $  7,283,318    $  1,678,580
                                                    ============     ============     ============     ============    ============
Accumulation units outstanding                           491,582       14,274,051        1,626,939        3,824,645       1,073,419
                                                    ============     ============     ============     ============    ============
Unit value                                          $   2.213893     $   2.089326     $   2.154445     $   1.904312    $   1.563769
                                                    ============     ============     ============     ============    ============

                                                                                                                        PHOENIX-MFS
                                                   PHOENIX-JANUS    PHOENIX-JANUS    PHOENIX-JANUS     PHOENIX-MFS       INVESTORS
                                                    CORE EQUITY    FLEXIBLE INCOME      GROWTH       INVESTORS GROWTH     TRUST
                                                     SUBACOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                    ------------     ------------     ------------     ------------    ------------
ASSETS
                Investments at cost                 $  2,354,303     $  1,514,951     $  6,008,765     $     15,050    $    104,732
                                                    ============     ============     ============     ============    ============
                Investments at  market              $  2,204,870     $  1,497,234     $  4,604,823     $     15,089    $    106,906
                                                    ------------     ------------     ------------     ------------    ------------
                    Total assets                       2,204,870        1,497,234        4,604,823           15,089         106,906
LIABILITIES
                Accrued expenses to related party          2,923            1,917            6,163                8             123
                                                    ------------     ------------     ------------     ------------    ------------
NET ASSETS                                          $  2,201,947     $  1,495,317     $  4,598,660     $     15,081    $    106,783
                                                    ============     ============     ============     ============    ============
Accumulation units outstanding                         1,381,867          677,108        3,677,310            7,074          51,358
                                                    ============     ============     ============     ============    ============
Unit value                                          $   1.593459     $   2.208389     $   1.250550     $   2.131934    $   2.079179
                                                    ============     ============     ============     ============    ============

                                                                                                                         PHOENIX-
                                                                    PHOENIX-MORGAN      PHOENIX-     PHOENIX-OAKHURST    OAKHURST
                                                    PHOENIX-MFS     STANLEY FOCUS       OAKHURST          GROWTH         STRATEGIC
                                                       VALUE            EQUITY          BALANCED        AND INCOME      ALLOCATION
                                                     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                    ------------     ------------     ------------     ------------    ------------
ASSETS
                Investments at cost                 $    239,633     $    443,334     $  4,611,869     $  4,550,689    $  1,946,189
                                                    ============     ============     ============     ============    ============
                Investments at  market              $    244,944     $    391,566     $  4,472,835     $  4,318,285    $  1,909,574
                                                    ------------     ------------     ------------     ------------    ------------
                    Total assets                         244,944          391,566        4,472,835        4,318,285       1,909,574
LIABILITIES
                Accrued expenses to related party            227              620            5,846            5,665           2,438
                                                    ------------     ------------     ------------     ------------    ------------
NET ASSETS                                          $    244,717     $    390,946     $  4,466,989     $  4,312,620    $  1,907,136
                                                    ============     ============     ============     ============    ============
Accumulation units outstanding                           116,052          290,748        2,224,770        2,572,495         962,398
                                                    ============     ============     ============     ============    ============
Unit value                                          $   2.108689     $   1.344623     $   2.007842     $   1.676435    $   1.981650
                                                    ============     ============     ============     ============    ============


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001
                                   (CONTINUED)


                                                  PHOENIX-SANFORD   PHOENIX-SANFORD  PHOENIX-SANFORD    PHOENIX-     PHOENIX-SENECA
                                                  BERNSTEIN GLOBAL  BERNSTEIN MID-   BERNSTEIN SMALL-  SENECA MID-      STRATEGIC
                                                       VALUE          CAP VALUE        CAP VALUE       CAP GROWTH         THEME
                                                     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                    ------------     ------------     ------------     ------------    ------------
ASSETS
                Investments at cost                 $    255,349     $  3,144,081     $  1,342,712     $  5,775,351    $  4,678,466
                                                    ============     ============     ============     ============    ============
                Investments at  market              $    250,557     $  3,527,500     $  1,415,671     $  4,503,775    $  2,975,496
                                                    ------------     ------------     ------------     ------------    ------------
                    Total assets                         250,557        3,527,500        1,415,671        4,503,775       2,975,496
LIABILITIES
                Accrued expenses to related party            423            4,474            1,706            5,935           3,995
                                                    ------------     ------------     ------------     ------------    ------------
NET ASSETS                                          $    250,134     $  3,523,026     $  1,413,965     $  4,497,840    $  2,971,501
                                                    ============     ============     ============     ============    ============
Accumulation units outstanding                           123,645        1,280,958          637,419        3,429,382       2,753,215
                                                    ============     ============     ============     ============    ============
Unit value                                          $   2.023002     $   2.750305     $   2.218267     $   1.311560    $   1.079284
                                                    ============     ============     ============     ============    ============

                                                                                     ALGER AMERICAN      DEUTSCHE      DEUTSCHE VIT
                                                  AIM V.I. CAPITAL                      LEVERAGED       VIT EAFE(R)    EQUITY 500
                                                    APPRECIATION    AIM V.I. VALUE  ALLCAP PORTFOLIO   EQUITY INDEX       INDEX
                                                     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                    ------------     ------------     ------------     ------------    ------------
ASSETS
                Investments at cost                 $    277,213     $    714,796     $  2,757,196     $    468,485    $     55,196
                                                    ============     ============     ============     ============    ============
                Investments at  market              $    268,443     $    711,913     $  2,564,716     $    414,658    $     55,551
                                                    ------------     ------------     ------------     ------------    ------------
                    Total assets                         268,443          711,913        2,564,716          414,658          55,551
LIABILITIES
                Accrued expenses to related party            396              876            3,335              527              43
                                                    ------------     ------------     ------------     ------------    ------------
NET ASSETS                                          $    268,047     $    711,037     $  2,561,381     $    414,131    $     55,508
                                                    ============     ============     ============     ============    ============
Accumulation units outstanding                           152,677          375,283        2,029,876          304,916          26,344
                                                    ============     ============     ============     ============    ============
Unit value                                          $   1.752469     $   1.894669     $   1.261841     $   1.358182    $   2.107005
                                                    ============     ============     ============     ============    ============

                                                   FEDERATED FUND
                                                       FOR U.S.    FEDERATED HIGH
                                                     GOVERNMENT      INCOME BOND   VIP CONTRAFUND(R)    VIP GROWTH      VIP GROWTH
                                                   SECURITIES II        FUND II        PORTFOLIO       OPPORTUNITIES     PORTFOLIO
                                                     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                    ------------     ------------     ------------     ------------    ------------
ASSETS
                Investments at cost                 $  4,031,000     $  1,215,027     $  2,486,504     $  1,054,627    $  2,918,612
                                                    ============     ============     ============     ============    ============
                Investments at  market              $  4,108,890     $  1,143,835     $  2,375,693     $  1,022,468    $  2,732,973
                                                    ------------     ------------     ------------     ------------    ------------
                    Total assets                       4,108,890        1,143,835        2,375,693        1,022,468       2,732,973
LIABILITIES
                Accrued expenses to related party          5,372            1,576            3,094            1,463           3,470
                                                    ------------     ------------     ------------     ------------    ------------
NET ASSETS                                          $  4,103,518     $  1,142,259     $  2,372,599     $  1,021,005    $  2,729,503
                                                    ============     ============     ============     ============    ============
Accumulation units outstanding                         1,847,960          629,260        1,476,961          721,544       2,023,196
                                                    ============     ============     ============     ============    ============
Unit value                                          $   2.220567     $   1.815241     $   1.606469     $   1.415027    $   1.349105
                                                    ============     ============     ============     ============    ============

                                                                                       TEMPLETON
                                                                                       DEVELOPING                      TEMPLETON
                                                    MUTUAL SHARES   TEMPLETON ASSET      MARKETS     TEMPLETON GROWTH INTERNATIONAL
                                                     SECURITIES        STRATEGY        SECURITIES       SECURITIES     SECURITIES
                                                     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                                    ------------     ------------     ------------     ------------   ------------
ASSETS
                Investments at cost                 $    876,414     $    232,597     $    251,825     $    855,897    $  1,549,927
                                                    ============     ============     ============     ============    ============
                Investments at  market              $    888,446     $    208,164     $    227,091     $    804,717    $  1,274,048
                                                    ------------     ------------     ------------     ------------    ------------
                    Total assets                         888,446          208,164          227,091          804,717       1,274,048
LIABILITIES
                Accrued expenses to related party          1,208              321              377            1,933           3,673
                                                    ------------     ------------     ------------     ------------    ------------
NET ASSETS                                          $    887,238     $    207,843     $    226,714     $    802,784    $  1,270,375
                                                    ============     ============     ============     ============    ============
Accumulation units outstanding                           406,129          121,646          151,424          411,904         802,691
                                                    ============     ============     ============     ============    ============
Unit value                                          $   2.184623     $   1.708579     $   1.497205     $   1.948960    $   1.582646
                                                    ============     ============     ============     ============    ============

                                                                                         WANGER
                                                     TECHNOLOGY     WANGER FOREIGN    INTERNATIONAL                     WANGER U.S.
                                                      PORTFOLIO         FORTY          SMALL CAP       WANGER TWENTY     SMALL CAP
                                                     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                    ------------     ------------     ------------     ------------    ------------
ASSETS
                Investments at cost                 $  1,846,912     $  1,252,964     $  2,925,352     $  1,104,708    $  4,210,421
                                                    ============     ============     ============     ============    ============
                Investments at  market              $    911,071     $    878,300     $  1,949,039     $  1,200,811    $  4,519,702
                                                    ------------     ------------     ------------     ------------    ------------
                    Total assets                         911,071          878,300        1,949,039        1,200,811       4,519,702
LIABILITIES
                Accrued expenses to related party          1,267            1,115            3,635            1,586           5,718
                                                    ------------     ------------     ------------     ------------    ------------
NET ASSETS                                          $    909,804     $    877,185     $  1,945,404     $  1,199,225    $  4,513,984
                                                    ============     ============     ============     ============    ============
Accumulation units outstanding                         1,405,624          681,083        1,696,523          544,835       1,904,896
                                                    ============     ============     ============     ============    ============
Unit value                                          $   0.647346     $   1.287927     $   1.146701     $   2.201081    $   2.369675
                                                    ============     ============     ============     ============    ============


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001


                                                                                                            PHOENIX-
                                                                                                            ALLIANCE/
                                                                   PHOENIX-       PHOENIX-                 BERNSTEIN       PHOENIX-
                                                                   ABERDEEN      ABERDEEN   PHOENIX-AIM     GROWTH +       DEUTSCHE
                                                                INTERNATIONAL    NEW ASIA  MID-CAP EQUITY    VALUE          DOW 30
                                                                  SUBACCOUNT    SUBACCOUNT  SUBACCOUNT(5)  SUBACCOUNT     SUBACCOUNT
                                                                  ----------    ----------  -------------  ----------     ----------
Investment income
           Distributions                                           $      --     $ 2,875    $        --     $     109     $  11,780
Expenses
           Mortality, expense risk and administrative charges         37,856       1,762            114           113         9,221
                                                                   ---------     -------    -----------     ---------     ---------
Net investment income (loss)                                         (37,856)      1,113           (114)           (4)        2,559
                                                                   ---------     -------    -----------     ---------     ---------
Net realized gain (loss) from share transactions                     483,111       1,139            324            11           142
Net realized gain distribution from Fund                              54,562          --             --            --         8,895
Net unrealized appreciation (depreciation) on investment            (545,180)     (1,719)         2,910         1,979       (23,700)
                                                                   ---------     -------    -----------     ---------     ---------
Net gain (loss) on investment                                         (7,507)       (580)         3,234         1,990       (14,663)
Net increase (decrease) in net assets resulting from operations    $ (45,363)    $   533    $     3,120     $   1,986     $ (12,104)
                                                                   =========     =======    ===========     =========     =========


                                                                                                                           PHOENIX-
                                                                   PHOENIX-       PHOENIX-    PHOENIX-                     ENGEMANN
                                                                   DEUTSCHE    DUFF & PHELPS  ENGEMANN      PHOENIX-        SMALL
                                                                  NASDAQ-100    REAL ESTATE   CAPITAL       ENGEMANN       & MID-CAP
                                                                   INDEX(R)     SECURITIES    GROWTH       NIFTY FIFTY      GROWTH
                                                                  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                                  ----------    ----------   ----------    ----------     ----------
Investment income
           Distributions                                           $      --     $42,732    $     2,791     $      --     $     343
Expenses
           Mortality, expense risk and administrative charges          6,997      14,144         82,632        18,552        11,106
                                                                   ---------     -------    -----------     ---------     ---------
Net investment income (loss)                                          (6,997)     28,588        (79,841)      (18,552)      (10,763)
                                                                   ---------     -------    -----------     ---------     ---------
Net realized gain (loss) from share transactions                        (298)      1,006        (44,381)       (2,488)       (1,928)
Net realized gain distribution from Fund                                  --          --        112,802            --            --
Net unrealized appreciation (depreciation) on investment            (141,557)     21,735     (2,298,791)     (459,984)     (164,766)
                                                                   ---------     -------    -----------     ---------     ---------
Net gain (loss) on investment                                       (141,855)     22,741     (2,230,370)     (462,472)     (166,694)
Net increase (decrease) in net assets resulting from operations    $(148,852)    $51,329    $(2,310,211)    $(481,024)    $(177,457)
                                                                   =========     =======    ===========     =========     =========

                                                                                              PHOENIX-                     PHOENIX-
                                                                    PHOENIX-     PHOENIX-     GOODWIN        PHOENIX-    J.P. MORGAN
                                                                 FEDERATED U.S.  GOODWIN       MULTI-       HOLLISTER     RESEARCH
                                                                  GOVERNMENT      MONEY     SECTOR FIXED      VALUE       ENHANCED
                                                                     BOND         MARKET       INCOME        EQUITY         INDEX
                                                                  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                                  ----------    ----------   ----------     ----------    ----------
Investment income
           Distributions                                           $  49,862     $208,540   $   197,365     $  48,826     $   8,664
Expenses
           Mortality, expense risk and administrative charges         16,074      120,445        32,790        67,752        15,130
                                                                   ---------     --------   -----------     ---------     ---------
Net investment income (loss)                                          33,788       88,095       164,575       (18,926)       (6,466)
                                                                   ---------     --------   -----------     ---------     ---------
Net realized gain (loss) from share transactions                      (1,870)          --          (675)          921        (5,460)
Net realized gain distribution from Fund                              30,148           --            --        26,143         5,605
Net unrealized appreciation (depreciation) on investment             (30,590)          --       (95,010)     (700,086)      (98,916)
                                                                   ---------     --------   -----------     ---------     ---------
Net gain (loss) on investment                                         (2,312)          --       (95,685)     (673,022)      (98,771)
Net increase (decrease) in net assets resulting from operations    $  31,476     $ 88,095   $    68,890     $(691,948)    $(105,237)
                                                                   =========     ========   ===========     =========     =========

                                                                                                         PHOENIX-MFS
                                                                               PHOENIX-JANUS              INVESTORS     PHOENIX-MFS
                                                                 PHOENIX-JANUS   FLEXIBLE   PHOENIX-JANUS  GROWTH        INVESTORS
                                                                  CORE EQUITY     INCOME       GROWTH       STOCK         TRUST
                                                                   SUBACOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT(7) SUBACCOUNT(5)
                                                                   ---------    ----------   ----------  ------------- -------------
Investment income
           Distributions                                           $  14,638     $48,625    $        --     $      --     $      --
Expenses
           Mortality, expense risk and administrative charges         22,048      13,315         61,623             8           177
                                                                   ---------     -------    -----------     ---------     ---------
Net investment income (loss)                                          (7,410)     35,310        (61,623)           (8)         (177)
                                                                   ---------     -------    -----------     ---------     ---------
Net realized gain (loss) from share transactions                       1,779         653        (14,706)           (1)          243
Net realized gain distribution from Fund                                  --      11,002             --            --            --
Net unrealized appreciation (depreciation) on investment            (124,307)    (17,019)    (1,061,582)           39         2,174
                                                                   ---------     -------    -----------     ---------     ---------
Net gain (loss) on investment                                       (122,528)     (5,364)    (1,076,288)           38         2,417
Net increase (decrease) in net assets resulting from operations    $(129,938)    $29,946    $(1,137,911)    $      30     $   2,240
                                                                   =========     =======    ===========     =========     =========

                                                                                                            PHOENIX-      PHOENIX-
                                                                              PHOENIX-MORGAN  PHOENIX-      OAKHURST      OAKHURST
                                                                  PHOENIX-MFS  STANLEY FOCUS  OAKHURST       GROWTH       STRATEGIC
                                                                   VALUE SUB-     EQUITY      BALANCED      AND INCOME    ALLOCATION
                                                                   ACCOUNT(5)   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                                   ----------   ----------   ----------     ----------    ----------
Investment income
           Distributions                                           $     440     $    --    $    76,383     $  19,342     $  31,647
Expenses
           Mortality, expense risk and administrative charges            301       4,877         43,212        44,007        17,223
                                                                   ---------     -------    -----------     ---------     ---------
Net investment income (loss)                                             139      (4,877)        33,171       (24,665)       14,424
                                                                   ---------     -------    -----------     ---------     ---------
Net realized gain (loss) from share transactions                         245      (4,610)           783         1,423           961
Net realized gain distribution from Fund                                  --          --         50,651         6,182        16,182
Net unrealized appreciation (depreciation) on investment               5,311     (39,902)       (22,711)     (181,855)      (10,794)
                                                                   ---------     -------    -----------     ---------     ---------
Net gain (loss) on investment                                          5,556     (44,512)        28,723      (174,250)        6,349
Net increase (decrease) in net assets resulting from operations    $   5,695    $(49,389)   $    61,894     $(198,915)    $  20,773
                                                                   =========     =======    ===========     =========     =========


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)


                                                                       PHOENIX-     PHOENIX-    PHOENIX-
                                                                       SANFORD      SANFORD     SANFORD                    PHOENIX-
                                                                      BERNSTEIN     BERNSTEIN   BERNSTEIN      PHOENIX-     SENECA
                                                                       GLOBAL        MID-        SMALL-      SENECA MID-  STRATEGIC
                                                                       VALUE      CAP VALUE    CAP VALUE     CAP GROWTH     THEME
                                                                    SUBACCOUNT(2) SUBACCOUNT  SUBACCOUNT(1)  SUBACCOUNT   SUBACCOUNT
                                                                     ----------   ----------  -------------  ----------   ----------
Investment income
           Distributions                                              $   2,765    $  31,389    $   8,038    $        --  $      --
Expenses
           Mortality, expense risk and administrative charges             1,691       25,743        8,795         57,429     44,098
                                                                      ---------    ---------    ---------    -----------  ---------
Net investment income (loss)                                              1,074        5,646         (757)       (57,429)   (44,098)
                                                                      ---------    ---------    ---------    -----------  ---------
Net realized gain (loss) from share transactions                            165       (3,048)        (963)       (17,096)   (50,883)
Net realized gain distribution from Fund                                  2,084       14,972       14,983             --     80,748
Net unrealized appreciation (depreciation) on investment                 (4,792)     347,672       72,959       (985,232)  (966,940)
                                                                      ---------    ---------    ---------    -----------  ---------
Net gain (loss) on investment                                            (2,543)     359,596       86,979     (1,002,328)  (937,075)
Net increase (decrease) in net assets resulting from operations       $  (1,469)   $ 365,242    $  86,222    $(1,059,757) $(981,173)
                                                                      =========    =========    =========    ===========  =========
                                                                                                 ALGER
                                                                                                AMERICAN
                                                                      AIM V.I.                  LEVERAGED    DEUTSCHE   DEUTSCHE VIT
                                                                      CAPITAL      AIM V.I.       ALLCAP    VIT EAFE(R)   EQUITY 500
                                                                    APPRECIATION    VALUE       PORTFOLIO  EQUITY INDEX     INDEX
                                                                    SUBACCOUNT(3) SUBACCOUNT(4) SUBACCOUNT  SUBACCOUNT SUBACCOUNT(6)
                                                                     ----------  -------------  ----------  ----------   ----------
Investment income
           Distributions                                              $      --    $     792    $      --    $      --    $      --
Expenses
           Mortality, expense risk and administrative charges             1,172        2,864       31,726        3,702           71
                                                                      ---------    ---------    ---------    ---------    ---------
Net investment income (loss)                                             (1,172)      (2,072)     (31,726)      (3,702)         (71)
                                                                      ---------    ---------    ---------    ---------    ---------
Net realized gain (loss) from share transactions                            736         (113)    (298,081)      (5,067)           9
Net realized gain distribution from Fund                                 22,508       12,016       67,637           --           --
Net unrealized appreciation (depreciation) on investment                 (8,770)      (2,883)     (47,993)     (51,699)         355
                                                                      ---------    ---------    ---------    ---------    ---------
Net gain (loss) on investment                                            14,474        9,020     (278,437)     (56,766)         364
Net increase (decrease) in net assets resulting from operations       $  13,302    $   6,948    $(310,163)   $ (60,468)   $     293
                                                                      =========    =========    =========    =========    =========

                                                                     FEDERATED
                                                                        FUND       FEDERATED
                                                                      FOR U.S.       HIGH          VIP           VIP         VIP
                                                                     GOVERNMENT   INCOME BOND  CONTRAFUND(R)   GROWTH       GROWTH
                                                                    SECURITIES II   FUND II     PORTFOLIO  OPPORTUNITIES  PORTFOLIO
                                                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                                     ----------    ----------   ----------   ----------   ----------
Investment income
           Distributions                                              $  29,352    $  50,480    $   6,075    $     784    $      --
Expenses
           Mortality, expense risk and administrative charges            32,946       11,967       23,355        9,687       26,343
                                                                      ---------    ---------    ---------    ---------    ---------
Net investment income (loss)                                             (3,594)      38,513      (17,280)      (8,903)     (26,343)
                                                                      ---------    ---------    ---------    ---------    ---------
Net realized gain (loss) from share transactions                         10,679          535      (45,741)     (43,946)    (224,998)
Net realized gain distribution from Fund                                     --           --       24,300           --       71,731
Net unrealized appreciation (depreciation) on investment                 72,064      (67,404)     (91,300)     (15,489)     (93,711)
                                                                      ---------    ---------    ---------    ---------    ---------
Net gain (loss) on investment                                            82,743      (66,869)    (112,741)     (59,435)    (246,978)
Net increase (decrease) in net assets resulting from operations       $  79,149    $ (28,356)   $(130,021)   $ (68,338)   $(273,321)
                                                                      =========    =========    =========    =========    =========

                                                                                                TEMPLETON
                                                                       MUTUAL      TEMPLETON    DEVELOPING    TEMPLETON   TEMPLETON
                                                                       SHARES        ASSET       MARKETS       GROWTH  INTERNATIONAL
                                                                     SECURITIES     STRATEGY    SECURITIES   SECURITIES  SECURITIES
                                                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
                                                                     ----------    ----------   ----------   ----------  ----------
Investment income
           Distributions                                              $   3,206    $   1,662    $   1,633    $  52,680    $  21,296
Expenses
           Mortality, expense risk and administrative charges             5,294        2,211        5,656       13,088       23,899
                                                                      ---------    ---------    ---------    ---------    ---------
Net investment income (loss)                                             (2,088)        (549)      (4,023)      39,592       (2,603)
                                                                      ---------    ---------    ---------    ---------    ---------
Net realized gain (loss) from share transactions                         (2,594)        (652)      87,134      368,018      660,779
Net realized gain distribution from Fund                                 10,777       11,901           --        5,871      167,491
Net unrealized appreciation (depreciation) on investment                  9,754      (25,907)     (19,801)     (55,205)    (284,294)
                                                                      ---------    ---------    ---------    ---------    ---------
Net gain (loss) on investment                                            17,937      (14,658)      67,333      318,684      543,976
Net increase (decrease) in net assets resulting from operations       $  15,849    $ (15,207)   $  63,310    $ 358,276    $ 541,373
                                                                      =========    =========    =========    =========    =========
                                                                                     WANGER      WANGER
                                                                      TECHNOLOGY    FOREIGN   INTERNATIONAL    WANGER    WANGER U.S.
                                                                      PORTFOLIO      FORTY      SMALL CAP      TWENTY     SMALL CAP
                                                                      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                                      ----------   ----------   ----------   ----------   ----------
Investment income
           Distributions                                              $      --    $   1,458    $      --    $      --    $     907
Expenses
           Mortality, expense risk and administrative charges            14,135       14,882       34,225       10,819       37,920
                                                                      ---------    ---------    ---------    ---------    ---------
Net investment income (loss)                                            (14,135)     (13,424)     (34,225)     (10,819)     (37,013)
                                                                      ---------    ---------    ---------    ---------    ---------
Net realized gain (loss) from share transactions                        (48,125)     (24,975)     324,754        1,253       (7,689)
Net realized gain distribution from Fund                                     --       93,547      465,191           --           --
Net unrealized appreciation (depreciation) on investment               (632,433)    (346,540)    (826,057)      95,744      281,569
                                                                      ---------    ---------    ---------    ---------    ---------
Net gain (loss) on investment                                          (680,558)    (277,968)     (36,112)      96,997      273,880
Net increase (decrease) in net assets resulting from operations       $(694,693)   $(291,392)   $ (70,337)   $  86,178    $ 236,867
                                                                      =========    =========    =========    =========    =========

Footnotes for Statements of Operations
For the period ended December 31, 2001

(1)  From inception February 2, 2001 to December 31, 2001
(2)  From inception March 26, 2001 to December 31, 2001
(3)  From inception April 17, 2001 to December 31, 2001
(4)  From inception April 18, 2001 to December 31, 2001
(5)  For inception November 2, 2001 to December 31, 2001
(6)  For inception November 9, 2001 to December 31, 2001
(7)  For inception November 27, 2001 to December 31, 2001



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                                          PHOENIX-
                                                              PHOENIX-      PHOENIX-                      ALLIANCE/      PHOENIX-
                                                             ABERDEEN      ABERDEEN     PHOENIX-AIM      BERNSTEIN       DEUTSCHE
                                                          INTERNATIONAL    NEW ASIA    MID-CAP EQUITY  GROWTH + VALUE     DOW 30
                                                            SUBACCOUNT    SUBACCOUNT   SUBACCOUNT(5)    SUBACCOUNT(6)   SUBACCOUNT
                                                            ----------    ----------   -------------    -------------   ----------
FROM OPERATIONS
       Net investment income (loss)                        $   (37,856)   $     1,113    $      (114)   $        (4)   $     2,559
       Net realized gain (loss)                                537,673          1,139            324             11          9,037
       Net unrealized appreciation (depreciation)             (545,180)        (1,719)         2,910          1,979        (23,700)
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) resulting from operations       (45,363)           533          3,120          1,986        (12,104)
                                                           -----------    -----------    -----------    -----------    -----------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                  1,195,922         64,216         16,800         51,152        645,939
       Participant transfers                                   293,278         47,469         52,558         52,570        427,671
       Participant withdrawals                                (136,831)          (749)          (315)          (280)       (27,259)
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                     1,352,369        110,936         69,043        103,442      1,046,351
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets                 1,307,006        111,469         72,163        105,428      1,034,247
NET ASSETS
       Beginning of period                                   1,011,884         28,172             --             --        209,710
                                                           -----------    -----------    -----------    -----------    -----------
       End of period                                       $ 2,318,890    $   139,641    $    72,163    $   105,428    $ 1,243,957
                                                           ===========    ===========    ===========    ===========    ===========


                                                             PHOENIX-      PHOENIX-DUFF                                  PHOENIX-
                                                             DEUTSCHE     & PHELPS REAL    PHOENIX-       PHOENIX-    ENGEMANN SMALL
                                                            NASDAQ-100      ESTATE         ENGEMANN       ENGEMANN      & MID-CAP
                                                             INDEX(R)      SECURITIES   CAPITAL GROWTH   NIFTY FIFTY      GROWTH
                                                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                            ----------     ----------     ----------     ----------     ----------
FROM OPERATIONS
       Net investment income (loss)                        $    (6,997)   $    28,588    $   (79,841)   $   (18,552)   $   (10,763)
       Net realized gain (loss)                                   (298)         1,006         68,421         (2,488)        (1,928)
       Net unrealized appreciation (depreciation)             (141,557)        21,735     (2,298,791)      (459,984)      (164,766)
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) resulting from operations      (148,852)        51,329     (2,310,211)      (481,024)      (177,457)
                                                           -----------    -----------    -----------    -----------    -----------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    689,837        665,914      2,787,464        438,366        670,403
       Participant transfers                                   177,706        626,986      1,053,467        727,013        300,828
       Participant withdrawals                                 (24,478)      (160,643)      (267,358)       (59,549)       (36,616)
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                       843,065      1,132,257      3,573,573      1,105,830        934,615
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets                   694,213      1,183,586      1,263,362        624,806        757,158
NET ASSETS
       Beginning of period                                      52,762        366,019      4,077,755        814,815        230,870
                                                           -----------    -----------    -----------    -----------    -----------
       End of period                                       $   746,975    $ 1,549,605    $ 5,341,117    $ 1,439,621    $   988,028
                                                           ===========    ===========    ===========    ===========    ===========
                                                                                                                          PHOENIX-
                                                            PHOENIX-                       PHOENIX-                     J.P. MORGAN
                                                          FEDERATED U.S.    PHOENIX-    GOODWIN MULTI-     PHOENIX-      RESEARCH
                                                           GOVERNMENT    GOODWIN MONEY  SECTOR FIXED   HOLLISTER VALUE   ENHANCED
                                                              BOND          MARKET         INCOME          EQUITY          INDEX
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                           -----------    -----------    -----------    -----------    -----------
FROM OPERATIONS
       Net investment income (loss)                        $    33,788    $    88,095    $   164,575    $   (18,926)   $    (6,466)
       Net realized gain (loss)                                 28,278             --           (675)        27,064            145
       Net unrealized appreciation (depreciation)              (30,590)            --        (95,010)      (700,086)       (98,916)
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) resulting from operations        31,476         88,095         68,890       (691,948)      (105,237)
                                                           -----------    -----------    -----------    -----------    -----------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    432,807     23,934,391      1,459,429      3,849,336        858,822
       Participant transfers                                   312,778      4,826,476      1,471,398      3,102,499        732,048
       Participant withdrawals                                (142,806)    (1,016,748)      (180,225)      (422,039)       (57,637)
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                       602,779     27,744,119      2,750,602      6,529,796      1,533,233
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets                   634,255     27,832,214      2,819,492      5,837,848      1,427,996
NET ASSETS
       Beginning of period                                     454,054      1,990,932        685,658      1,445,470        250,584
                                                           -----------    -----------    -----------    -----------    -----------
       End of period                                       $ 1,088,309    $29,823,146    $ 3,505,150    $ 7,283,318    $ 1,678,580
                                                           ===========    ===========    ===========    ===========    ===========
                                                                                                       PHOENIX-MFS
                                                                                                        INVESTORS      PHOENIX-MFS
                                                           PHOENIX-JANUS  PHOENIX-JANUS  PHOENIX-JANUS   GROWTH         INVESTORS
                                                           CORE EQUITY   FLEXIBLE INCOME    GROWTH        STOCK           TRUST
                                                            SUBACOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT(7)   SUBACCOUNT(5)
                                                           -----------    -----------    -----------   -------------   -------------
FROM OPERATIONS
       Net investment income (loss)                        $    (7,410)   $    35,310    $   (61,623)   $        (8)   $      (177)
       Net realized gain (loss)                                  1,779         11,655        (14,706)            (1)           243
       Net unrealized appreciation (depreciation)             (124,307)       (17,019)    (1,061,582)            39          2,174
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) resulting from operations      (129,938)        29,946     (1,137,911)            30          2,240
                                                           -----------    -----------    -----------    -----------    -----------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    999,888        858,874      2,505,811         15,051         50,823
       Participant transfers                                   876,569        404,378      1,073,386             --         53,918
       Participant withdrawals                                 (37,369)       (65,718)      (273,949)            --           (198)
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                     1,839,088      1,197,534      3,305,248         15,051        104,543
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets                 1,709,150      1,227,480      2,167,337         15,081        106,783
NET ASSETS
       Beginning of period                                     492,797        267,837      2,431,323             --             --
                                                           -----------    -----------    -----------    -----------    -----------
       End of period                                       $ 2,201,947    $ 1,495,317    $ 4,598,660    $    15,081    $   106,783
                                                           ===========    ===========    ===========    ===========    ===========


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                                                                          PHOENIX-
                                                                         PHOENIX-MORGAN    PHOENIX-   PHOENIX-OAKHURST    OAKHURST
                                                           PHOENIX-MFS    STANLEY FOCUS    OAKHURST       GROWTH         STRATEGIC
                                                              VALUE          EQUITY        BALANCED     AND INCOME      ALLOCATION
                                                          SUBACCOUNT(5)    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                                           -----------    -----------    -----------    -----------    -----------
FROM OPERATIONS
       Net investment income (loss)                        $       139    $    (4,877)   $    33,171    $   (24,665)   $    14,424
       Net realized gain (loss)                                    245         (4,610)        51,434          7,605         17,143
       Net unrealized appreciation (depreciation)                5,311        (39,902)       (22,711)      (181,855)       (10,794)
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) resulting from operations         5,695        (49,389)        61,894       (198,915)        20,773
                                                           -----------    -----------    -----------    -----------    -----------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                     87,157        310,965      1,912,911      1,827,017        908,508
       Participant transfers                                   152,601          9,040      1,370,356      1,677,095        694,581
       Participant withdrawals                                    (736)        (4,567)       (76,653)      (174,290)       (34,743)
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                       239,022        315,438      3,206,614      3,329,822      1,568,346
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets                   244,717        266,049      3,268,508      3,130,907      1,589,119
NET ASSETS
       Beginning of period                                          --        124,897      1,198,481      1,181,713        318,017
                                                           -----------    -----------    -----------    -----------    -----------
       End of period                                       $   244,717    $   390,946    $ 4,466,989    $ 4,312,620    $ 1,907,136
                                                           ===========    ===========    ===========    ===========    ===========

                                                            PHOENIX-        PHOENIX-      PHOENIX-
                                                             SANFORD        SANFORD       SANFORD                       PHOENIX-
                                                            BERNSTEIN       BERNSTEIN     BERNSTEIN       PHOENIX-        SENECA
                                                             GLOBAL         MID-CAP      SMALL-CAP      SENECA MID-    STRATEGIC
                                                             VALUE           VALUE         VALUE        CAP GROWTH       THEME
                                                          SUBACCOUNT(2)    SUBACCOUNT   SUBACCOUNT(1)   SUBACCOUNT     SUBACCOUNT
                                                           -----------    -----------    ----------     -----------    -----------
FROM OPERATIONS
       Net investment income (loss)                        $     1,074    $     5,646    $      (757)   $   (57,429)   $   (44,098)
       Net realized gain (loss)                                  2,249         11,924         14,020        (17,096)        29,865
       Net unrealized appreciation (depreciation)               (4,792)       347,672         72,959       (985,232)      (966,940)
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) resulting from operations        (1,469)       365,242         86,222     (1,059,757)      (981,173)
                                                           -----------    -----------    -----------    -----------    -----------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    162,510      1,435,526        429,317      2,054,848        763,094
       Participant transfers                                    90,976      1,473,353        906,731      1,309,529        927,667
       Participant withdrawals                                  (1,883)      (124,391)        (8,305)      (192,402)       (34,706)
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                       251,603      2,784,488      1,327,743      3,171,975      1,656,055
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets                   250,134      3,149,730      1,413,965      2,112,218        674,882
NET ASSETS
       Beginning of period                                          --        373,296             --      2,385,622      2,296,619
                                                           -----------    -----------    -----------    -----------    -----------
       End of period                                       $   250,134    $ 3,523,026    $ 1,413,965    $ 4,497,840    $ 2,971,501
                                                           ===========    ===========    ===========    ===========    ===========
                                                                                       ALGER AMERICAN    DEUTSCHE     DEUTSCHE VIT
                                                         AIM V.I. CAPITAL   AIM V.I.     LEVERAGED     VIT EAFE(R)    EQUITY 500
                                                           APPRECIATION      VALUE    ALLCAP PORTFOLIO EQUITY INDEX      INDEX
                                                          SUBACCOUNT(3)  SUBACCOUNT(4)    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT(6)
                                                           -----------    -----------    -----------    -----------    -----------
FROM OPERATIONS
       Net investment income (loss)                        $    (1,172)   $    (2,072)   $   (31,726)   $    (3,702)   $       (71)
       Net realized gain (loss)                                 23,244         11,903       (230,444)        (5,067)             9
       Net unrealized appreciation (depreciation)               (8,770)        (2,883)       (47,993)       (51,699)           355
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) resulting from operations        13,302          6,948       (310,163)       (60,468)           293
                                                           -----------    -----------    -----------    -----------    -----------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    124,928        322,275      1,221,237        206,408         26,855
       Participant transfers                                   135,330        390,253        750,896        189,413         28,651
       Participant withdrawals                                  (5,513)        (8,439)      (142,550)       (26,565)          (291)
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                       254,745        704,089      1,829,583        369,256         55,215
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets                   268,047        711,037      1,519,420        308,788         55,508
NET ASSETS
       Beginning of period                                          --             --      1,041,961        105,343             --
                                                           -----------    -----------    -----------    -----------    -----------
       End of period                                       $   268,047    $   711,037    $ 2,561,381    $   414,131    $    55,508
                                                           ===========    ===========    ===========    ===========    ===========

                                                           FEDERATED
                                                              FUND        FEDERATED
                                                            FOR U.S.        HIGH             VIP           VIP             VIP
                                                           GOVERNMENT    INCOME BOND    CONTRAFUND(R)     GROWTH         GROWTH
                                                          SECURITIES II    FUND II        PORTFOLIO    OPPORTUNITIES    PORTFOLIO
                                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                           -----------    -----------    -----------    -----------    -----------
FROM OPERATIONS
       Net investment income (loss)                        $    (3,594)   $    38,513    $   (17,280)   $    (8,903)   $   (26,343)
       Net realized gain (loss)                                 10,679            535        (21,441)       (43,946)      (153,267)
       Net unrealized appreciation (depreciation)               72,064        (67,404)       (91,300)       (15,489)       (93,711)
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) resulting from operations        79,149        (28,356)      (130,021)       (68,338)      (273,321)
                                                           -----------    -----------    -----------    -----------    -----------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                  1,973,670        544,166      1,110,000        511,518      1,296,910
       Participant transfers                                 1,872,925        538,226        780,437        395,169        901,273
       Participant withdrawals                                (141,996)       (28,542)       (61,059)       (24,950)       (48,127)
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                     3,704,599      1,053,850      1,829,378        881,737      2,150,056
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets                 3,783,748      1,025,494      1,699,357        813,399      1,876,735
NET ASSETS
       Beginning of period                                     319,770        116,765        673,242        207,606        852,768
                                                           -----------    -----------    -----------    -----------    -----------
       End of period                                       $ 4,103,518    $ 1,142,259    $ 2,372,599    $ 1,021,005    $ 2,729,503
                                                           ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                                         TEMPLETON
                                                              MUTUAL      TEMPLETON      DEVELOPING      TEMPLETON      TEMPLETON
                                                              SHARES        ASSET         MARKETS         GROWTH      INTERNATIONAL
                                                            SECURITIES     STRATEGY      SECURITIES     SECURITIES      SECURITIES
                                                            SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                           -----------    -----------    -----------    -----------    -----------
FROM OPERATIONS
       Net investment income (loss)                        $    (2,088)   $      (549)   $    (4,023)   $    39,592    $    (2,603)
       Net realized gain (loss)                                  8,183         11,249         87,134        373,889        828,270
       Net unrealized appreciation (depreciation)                9,754        (25,907)       (19,801)       (55,205)      (284,294)
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) resulting from operations        15,849        (15,207)        63,310        358,276        541,373
                                                           -----------    -----------    -----------    -----------    -----------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    501,137         63,827        102,815        374,462        595,165
       Participant transfers                                   340,141        106,445        (90,445)        16,308       (191,969)
       Participant withdrawals                                 (13,358)            --         (5,458)       (30,859)       (19,568)
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                       827,920        170,272          6,912        359,911        383,628
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets                   843,769        155,065         70,222        718,187        925,001
NET ASSETS
       Beginning of period                                      43,469         52,778        156,492         84,597        345,374
                                                           -----------    -----------    -----------    -----------    -----------
       End of period                                       $   887,238    $   207,843    $   226,714    $   802,784    $ 1,270,375
                                                           ===========    ===========    ===========    ===========    ===========

                                                                            WANGER         WANGER
                                                            TECHNOLOGY     FOREIGN      INTERNATIONAL      WANGER       WANGER U.S.
                                                            PORTFOLIO       FORTY         SMALL CAP        TWENTY       SMALL CAP
                                                            SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                           -----------    -----------    -----------    -----------    -----------
FROM OPERATIONS
       Net investment income (loss)                        $   (14,135)   $   (13,424)   $   (34,225)   $   (10,819)   $   (37,013)
       Net realized gain (loss)                                (48,125)        68,572        789,945          1,253         (7,689)
       Net unrealized appreciation (depreciation)             (632,433)      (346,540)      (826,057)        95,744        281,569
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) resulting from operations      (694,693)      (291,392)       (70,337)        86,178        236,867
                                                           -----------    -----------    -----------    -----------    -----------
FROM ACCUMULATION UNIT TRANSACTIONS
       Participant deposits                                    445,177        320,656        747,702        372,922      1,922,234
       Participant transfers                                   289,901        119,152        267,978        556,495      1,717,197
       Participant withdrawals                                 (29,030)       (45,177)       (10,202)       (21,703)       (83,793)
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets resulting
           from participant transactions                       706,048        394,631      1,005,478        907,714      3,555,638
                                                           -----------    -----------    -----------    -----------    -----------
       Net increase (decrease) in net assets                    11,355        103,239        935,141        993,892      3,792,505
NET ASSETS
       Beginning of period                                     898,449        773,946      1,010,263        205,333        721,479
                                                           -----------    -----------    -----------    -----------    -----------
       End of period                                       $   909,804    $   877,185    $ 1,945,404    $ 1,199,225    $ 4,513,984
                                                           ===========    ===========    ===========    ===========    ===========






Footnotes for Statements of Changes in Net Assets
For the Period ended December 31, 2001

(1)  From inception February 2, 2001 to December 31, 2001
(2)  From inception March 26, 2001 to December 31, 2001
(3)  From inception April 17, 2001 to December 31, 2001
(4)  From inception April 18, 2001 to December 31, 2001
(5)  For inception November 2, 2001 to December 31, 2001
(6)  For inception November 9, 2001 to December 31, 2001
(7)  For inception November 27, 2001 to December 31, 2001



                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                               ENGEMANN      SENECA MID-CAP       HOLLISTER
                                                              NIFTY FIFTY       GROWTH          VALUE EQUITY
                                                             SUBACCOUNT(1)    SUBACCOUNT(2)     SUBACCOUNT(3)
                                                             --------------   --------------    --------------
FROM OPERATIONS
        Net investment income (loss)                          $    (3,404)     $    (7,506)     $     2,611
        Net realized gain (loss)                                      879          150,173           90,772
        Net unrealized appreciation (depreciation)               (145,441)        (286,344)          16,336
                                                              -----------      -----------      -----------
        Net increase (decrease) resulting from operations        (147,966)        (143,677)         109,719
                                                              -----------      -----------      -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                      733,062        2,019,337        1,031,273
        Participant transfers                                     236,489          520,721          315,515
        Participant withdrawals                                    (6,770)         (10,759)         (11,037)
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
        from participant transactions                             962,781        2,529,299        1,335,751
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets                     814,815        2,385,622        1,445,470
NET ASSETS
        Beginning of period                                            --               --               --
                                                              -----------      -----------      -----------
        End of period                                         $   814,815      $ 2,385,622      $ 1,445,470
                                                              ===========      ===========      ===========

                                                            OAKHURST GROWTH  SANFORD BERNSTEIN    ENGEMANN
                                                               & INCOME       MID-CAP VALUE     CAPITAL GROWTH
                                                             SUBACCOUNT(4)    SUBACCOUNT(5)     SUBACCOUNT(6)
                                                             --------------   --------------    --------------
FROM OPERATIONS
        Net investment income (loss)                          $       819      $     1,383      $   (11,175)
        Net realized gain (loss)                                    4,984              (51)          22,603
        Net unrealized appreciation (depreciation)                (50,549)          35,747         (443,769)
                                                              -----------      -----------      -----------
        Net increase (decrease) resulting from operations         (44,746)          37,079         (432,341)
                                                              -----------      -----------      -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                    1,086,308          317,373        3,990,807
        Participant transfers                                     153,542           18,844          519,289
        Participant withdrawals                                   (13,391)              --               --
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets resulting         1,226,459          336,217        4,510,096
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets                   1,181,713          373,296        4,077,755
NET ASSETS
        Beginning of period                                            --               --               --
                                                              -----------      -----------      -----------
        End of period                                         $ 1,181,713      $   373,296      $ 4,077,755
                                                              ===========      ===========      ===========

                                                                OAKHURST    DUFF & PHELPS REAL    ABERDEEN
                                                                BALANCED    ESTATES SECURITIES  INTERNATIONAL
                                                             SUBACCOUNT(7)    SUBACCOUNT(8)     SUBACCOUNT(9)
                                                             --------------   --------------    --------------
FROM OPERATIONS
        Net investment income (loss)                          $     7,638      $     3,341      $     3,748
        Net realized gain (loss)                                   99,197            1,470           56,229
        Net unrealized appreciation (depreciation)               (116,323)          19,231          (79,184)
                                                              -----------      -----------      -----------
        Net increase (decrease) resulting from operations          (9,488)          24,042          (19,207)
                                                              -----------      -----------      -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                    1,057,612          307,442          864,309
        Participant transfers                                     152,603           38,493          169,048
        Participant withdrawals                                    (2,246)          (3,958)          (2,266)
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets resulting         1,207,969          341,977        1,031,091
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets                   1,198,481          366,019        1,011,884
NET ASSETS
        Beginning of period                                            --               --               --
                                                              -----------      -----------      -----------
        End of period                                         $ 1,198,481      $   366,019      $ 1,011,884
                                                              ===========      ===========      ===========


                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                                             ABERDEEN NEW  SENECA STRATEGIC  OAKHURST STRATEGIC
                                                                 ASIA            THEME          ALLOCATION
                                                            SUBACCOUNT(10)   SUBACCOUNT(11)   SUBACCOUNT(12)
                                                            ---------------  ---------------  ---------------
FROM OPERATIONS
        Net investment income (loss)                          $       553      $    (8,161)     $     1,565
        Net realized gain (loss)                                       (1)         290,193           22,704
        Net unrealized appreciation (depreciation)                   (816)        (736,030)         (25,821)
                                                              -----------      -----------      -----------
        Net increase (decrease) resulting from operations            (264)        (453,998)          (1,552)
                                                              -----------      -----------      -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                        6,501        2,341,082          283,954
        Participant transfers                                      22,004          409,535           53,061
        Participant withdrawals                                       (69)              --          (17,446)
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets resulting            28,436        2,750,617          319,569
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets                      28,172        2,296,619          318,017
NET ASSETS
        Beginning of period                                            --               --               --
                                                              -----------      -----------      -----------
        End of period                                         $    28,172      $ 2,296,619      $   318,017
                                                              ===========      ===========      ===========

                                                                              GOODWIN MULTI-     RESEARCH
                                                             GOODWIN MONEY    SECTOR FIXED       ENHANCED
                                                                MARKET           INCOME           INDEX
                                                            SUBACCOUNT(13)   SUBACCOUNT(14)   SUBACCOUNT(15)
                                                            ---------------  ---------------  ---------------
FROM OPERATIONS
        Net investment income (loss)                          $    13,381      $    14,199      $       377
        Net realized gain (loss)                                       --             (330)           2,075
        Net unrealized appreciation (depreciation)                     --             (363)         (23,914)
                                                              -----------      -----------      -----------
        Net increase (decrease) resulting from operations          13,381           13,506          (21,462)
                                                              -----------      -----------      -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                    2,975,473          555,417          243,953
        Participant transfers                                    (997,922)         119,222           60,058
        Participant withdrawals                                        --           (2,487)         (31,965)
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets resulting         1,977,551          672,152          272,046
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets                   1,990,932          685,658          250,584
NET ASSETS
        Beginning of period                                            --               --               --
                                                              -----------      -----------      -----------
        End of period                                         $ 1,990,932      $   685,658      $   250,584
                                                              ===========      ===========      ===========

                                                                                 WANGER
                                                               WANGER U.S.    INTERNATIONAL
                                                               SMALL CAP        SMALL CAP        WANGER TWENTY
                                                             SUBACCOUNT(16)   SUBACCOUNT(17)    SUBACCOUNT(18)
                                                             ---------------  ---------------   ---------------
FROM OPERATIONS
        Net investment income (loss)                          $    (2,000)     $    (3,347)     $      (721)
        Net realized gain (loss)                                   (1,172)            (724)           1,434
        Net unrealized appreciation (depreciation)                 27,712         (150,256)             359
                                                              -----------      -----------      -----------
        Net increase (decrease) resulting from operations          24,540         (154,327)           1,072
                                                              -----------      -----------      -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                      530,194          921,601          143,568
        Participant transfers                                     166,745          245,667           72,966
        Participant withdrawals                                        --           (2,678)         (12,273)
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets resulting           696,939        1,164,590          204,261
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets                     721,479        1,010,263          205,333
NET ASSETS
        Beginning of period                                            --               --               --
                                                              -----------      -----------      -----------
        End of period                                         $   721,479      $ 1,010,263      $   205,333
                                                              ===========      ===========      ===========


                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                                             WANGER FOREIGN     TEMPLETON     TEMPLETON ASSET
                                                                FORTY            GROWTH           STRATEGY
                                                            SUBACCOUNT(19)   SUBACCOUNT(20)    SUBACCOUNT (21)
                                                            ---------------  ---------------   ---------------
FROM OPERATIONS
        Net investment income (loss)                          $    (2,045)     $      (221)     $      (135)
        Net realized gain (loss)                                     (347)              88             (221)
        Net unrealized appreciation (depreciation)                (28,124)           4,025            1,474
                                                              -----------      -----------      -----------
        Net increase (decrease) resulting from operations         (30,516)           3,892            1,118
                                                              -----------      -----------      -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                      620,856           65,356           20,652
        Participant transfers                                     188,811           15,649           31,008
        Participant withdrawals                                    (5,205)            (300)              --
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets resulting           804,462           80,705           51,660
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets                     773,946           84,597           52,778
NET ASSETS
        Beginning of period                                            --               --               --
                                                              -----------      -----------      -----------
        End of period                                         $   773,946      $    84,597      $    52,778
                                                              ===========      ===========      ===========

                                                               TEMPLETON        TEMPLETON       MUTUAL SHARES
                                                             INTERNATIONAL   DEVELOPING MARKET   INVESTMENTS
                                                            SUBACCOUNT(22)    SUBACCOUNT(23)    SUBACCOUNT(24)
                                                            ---------------   ---------------   ---------------
FROM OPERATIONS
        Net investment income (loss)                          $      (827)     $      (360)     $      (180)
        Net realized gain (loss)                                       (5)            (231)           2,412
        Net unrealized appreciation (depreciation)                  8,415           (4,933)           2,278
                                                              -----------      -----------      -----------
        Net increase (decrease) resulting from operations           7,583           (5,524)           4,510
                                                              -----------      -----------      -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                      282,737          138,069           37,631
        Participant transfers                                      56,933           26,395            1,328
        Participant withdrawals                                    (1,879)          (2,448)              --
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets resulting           337,791          162,016           38,959
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets                     345,374          156,492           43,469
NET ASSETS
        Beginning of period                                            --               --               --
                                                              -----------      -----------      -----------
        End of period                                         $   345,374      $   156,492      $    43,469
                                                              ===========      ===========      ===========

                                                                                                FEDERATED U.S.
                                                                                BANKERS 30         GOV'T
                                                          EAFE EQUITY INDEX      TRUST DOW     SECURITIES II
                                                            SUBACCOUNT(25)    SUBACCOUNT(26)   SUBACCOUNT(27)
                                                            ---------------   ---------------  ---------------
FROM OPERATIONS
        Net investment income (loss)                          $      (213)     $       499      $      (587)
        Net realized gain (loss)                                    1,718            2,592               55
        Net unrealized appreciation (depreciation)                 (2,128)          (2,367)           5,827
                                                              -----------      -----------      -----------
        Net increase (decrease) resulting from operations            (623)             724            5,295
                                                              -----------      -----------      -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                      101,037          154,857          251,321
        Participant transfers                                       5,076           54,261           64,223
        Participant withdrawals                                      (147)            (132)          (1,069)
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets resulting           105,966          208,986          314,475
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets                     105,343          209,710          319,770
NET ASSETS
        Beginning of period                                            --               --               --
                                                              -----------      -----------      -----------
        End of period                                         $   105,343      $   209,710      $   319,770
                                                              ===========      ===========      ===========

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                                            FEDERATED HIGH
                                                              INCOME BOND    FEDERATED U.S.
                                                                FUND II       GOV'T BOND     JANUS EQUITY INCOME
                                                            SUBACCOUNT(28)   SUBACCOUNT(29)    SUBACCOUNT(30)
                                                            ---------------  ---------------   ---------------
FROM OPERATIONS
        Net investment income (loss)                          $      (285)     $     6,254      $       641
        Net realized gain (loss)                                      (36)               8             (314)
        Net unrealized appreciation (depreciation)                 (3,788)           6,177          (25,126)
                                                              -----------      -----------      -----------
        Net increase (decrease) resulting from operations          (4,109)          12,439          (24,799)
                                                              -----------      -----------      -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                       80,223          361,400          368,037
        Participant transfers                                      41,338           93,492          150,199
        Participant withdrawals                                      (687)         (13,277)            (640)
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
               from participant transactions                      120,874          441,615          517,596
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets                     116,765          454,054          492,797
NET ASSETS
        Beginning of period                                            --               --               --
                                                              -----------      -----------      -----------
        End of period                                         $   116,765      $   454,054      $   492,797
                                                              ===========      ===========      ===========

                                                                             JANUS FLEXIBLE    MORGAN STANLEY
                                                              JANUS GROWTH       INCOME         FOCUS EQUITY
                                                             SUBACCOUNT(31)   SUBACCOUNT(32)   SUBACCOUNT(33)
                                                             ---------------  ---------------  ---------------
FROM OPERATIONS
        Net investment income (loss)                          $    (7,613)     $     6,172      $      (365)
        Net realized gain (loss)                                   (2,112)               7               34
        Net unrealized appreciation (depreciation)               (342,360)            (698)         (11,866)
                                                              -----------      -----------      -----------
        Net increase (decrease) resulting from operations        (352,085)           5,481          (12,197)
                                                              -----------      -----------      -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                    2,115,612          231,832          113,368
        Participant transfers                                     743,886           33,361           24,794
        Participant withdrawals                                   (76,090)          (2,837)          (1,068)
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
               from participant transactions                    2,783,408          262,356          137,094
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets                   2,431,323          267,837          124,897
NET ASSETS
        Beginning of period                                            --               --               --
                                                              -----------      -----------      -----------
        End of period                                         $ 2,431,323      $   267,837      $   124,897
                                                              ===========      ===========      ===========

                                                            MORGAN STANLEY
                                                              TECHNOLOGY      ALGER AMERICAN   ENGEMANN SMALL &
                                                              PORTFOLIO      LEVERAGED ALLCAP   MID CAP GROWTH
                                                            SUBACCOUNT(34)    SUBACCOUNT(35)    SUBACCOUNT(36)
                                                            ---------------   ---------------   ---------------
FROM OPERATIONS
        Net investment income (loss)                          $    (3,409)     $    (3,595)     $      (593)
        Net realized gain (loss)                                   (4,563)         (23,043)              18
        Net unrealized appreciation (depreciation)               (303,408)        (144,487)         (28,359)
                                                              -----------      -----------      -----------
        Net increase (decrease) resulting from operations        (311,380)        (171,125)         (28,934)
                                                              -----------      -----------      -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                      942,314          893,887          185,398
        Participant transfers                                     267,873          322,484           75,425
        Participant withdrawals                                      (358)          (3,285)          (1,019)
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
               from participant transactions                    1,209,829        1,213,086          259,804
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets                     898,449        1,041,961          230,870
NET ASSETS
        Beginning of period                                            --               --               --
                                                              -----------      -----------      -----------
        End of period                                         $   898,449      $ 1,041,961      $   230,870
                                                              ===========      ===========      ===========

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)


                                                             FIDELITY VIP      FIDELITY    FIDELITY VIP GROWTH
                                                              CONTRAFUND      VIP GROWTH       OPPORTUNITIES
                                                            SUBACCOUNT(37)   SUBACCOUNT(38)   SUBACCOUNT(39)
                                                              -----------      -----------      -----------
FROM OPERATIONS
        Net investment income (loss)                          $    (2,598)     $    (3,164)     $      (698)
        Net realized gain (loss)                                   (6,700)          (1,310)          (2,751)
        Net unrealized appreciation (depreciation)                (19,511)         (91,928)         (16,670)
                                                              -----------      -----------      -----------
        Net increase (decrease) resulting from operations         (28,809)         (96,402)          20,119)
                                                              -----------      -----------      -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                      490,985          736,794          173,365
        Participant transfers                                     229,459          214,707           55,326
        Participant withdrawals                                   (18,393)          (2,331)            (966)
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
               from participant transactions                      702,051          949,170          227,725
                                                              -----------      -----------      -----------
        Net increase (decrease) in net assets                     673,242          852,768          207,606
NET ASSETS
        Beginning of period                                            --               --               --
                                                              -----------      -----------      -----------
        End of period                                         $   673,242      $   852,768      $   207,606
                                                              ===========      ===========      ===========


                                                                 BANKERS TRUST
                                                                      NASDAQ
                                                                  INDEX 100(R)
                                                                 SUBACCOUNT(40)
                                                                 ---------------
FROM OPERATIONS
        Net investment income (loss)                          $       (49)
        Net realized gain (loss)                                     (691)
        Net unrealized appreciation (depreciation)                 (6,995)
                                                              -----------
        Net increase (decrease) resulting from operations          (7,735)
                                                              -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                       26,400
        Participant transfers                                      34,097
        Participant withdrawals                                        --
                                                              -----------
        Net increase (decrease) in net assets resulting
               from participant transactions                       60,497
                                                              -----------
        Net increase (decrease) in net assets                      52,762
NET ASSETS
        Beginning of period                                            --
                                                              -----------
        End of period                                         $    52,762
                                                              ===========

(1)  From Inception June 23,2000 to December 31, 2000
(2)  From Inception July 11, 2000 to December 31, 2000
(3)  From Inception August 2, 2000 to December 31, 2000
(4)  From Inception June 23,2000 to December 31, 2000
(5)  From Inception August 2, 2000 to December 31, 2000
(6)  From Inception June 22,2000 to December 31, 2000
(7)  From Inception June 23,2000 to December 31, 2000
(8)  From Inception June 23,2000 to December 31, 2000
(9)  From Inception July 11, 2000 to December 31, 2000
(10) From Inception October 2, 2000 to December 31, 2000
(11) From Inception June 23,2000 to December 31, 2000
(12) From Inception June 22,2000 to December 31, 2000
(13) From Inception July 3, 2000 to December 31, 2000
(14) From Inception July 3, 2000 to December 31, 2000
(15) From Inception June 23, 2000 to December 31, 2000
(16) From Inception June 23, 2000 to December 31, 2000
(17) From Inception June 23, 2000 to December 31, 2000
(18) From Inception July 25, 2000 to December 31, 2000
(19) From Inception July12, 2000 to December 31, 2000
(20) From Inception July 11, 2000 to December 31, 2000
(21) From Inception September 5, 2000 to December 31, 2000
(22) From Inception July 3, 2000 to December 31, 2000
(23) From Inception August 22, 2000 to December 31, 2000
(24) From Inception September 15, 2000 to December 31, 2000
(25) From Inception August 8, 2000 to December 31, 2000
(26) From Inception August 2, 2000 to December 31, 2000
(27) From Inception August 2, 2000 to December 31, 2000
(28) From Inception September 5, 2000 to December 31, 2000
(29) From Inception August 2, 2000 to December 31, 2000
(30) From Inception July 3, 2000 to December 31, 2000
(31) From Inception June 23, 2000 to December 31, 2000
(32) From Inception July 3, 2000 to December 31, 2000
(33) From Inception July 10, 2000 to December 31, 2000
(34) From Inception July 03, 2000 to December 31, 2000
(35) From Inception July 03, 2000 to December 31, 2000
(36) From Inception September 25, 2000 to December 31, 2000
(37) From Inception July 03, 2000 to December 31, 2000
(38) From Inception July 03, 2000 to December 31, 2000
(39) From Inception July 10, 2000 to December 31, 2000
(40) From Inception November 2, 2000 to December 31, 2000



                       See Notes to Financial Statements

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

     PHL Variable Accumulation Account (Phoenix Premium Edge(SM)) (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix") (See Note 9). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 50 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust -- Class 2, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2001, all subaccounts were available for investment.

     Each series has distinct investment objectives as outlined below. Additionally, contract owners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of PHL Variable.

---------------------------------------------------     -----------------------------------------------
SERIES NAME                                             INVESTMENT OBJECTIVE
---------------------------------------------------     -----------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with
reasonable risk.
---------------------------------------------------     -----------------------------------------------
Phoenix-Aberdeen New Asia Series                        Long-term capital appreciation.
---------------------------------------------------     -----------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                       Long-term growth of capital.
---------------------------------------------------     -----------------------------------------------
Phoenix-Alliance/Bernstein Growth                       Long-term capital growth.
+ Value Series
---------------------------------------------------     -----------------------------------------------
Phoenix-Deutsche Dow 30 Series                          Track the total return of the
(formerly, Phoenix-Bankers Trust                        Dow Jones Industrial Average(SM)
Dow 30 Series)                                          before fund expenses.
---------------------------------------------------     -----------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R)                    Track the total return of the
Series (formerly, Phoenix-Bankers Trust                 Nasdaq-100 Index(R) before fund expenses.
NASDAQ-100(R)Series)
---------------------------------------------------     -----------------------------------------------
Phoenix-Duff & Phelps Real Estate                       Capital appreciation and income with
Securities Series                                       approximately equal emphasis.
---------------------------------------------------     -----------------------------------------------
Phoenix-Engemann Capital Growth                         Intermediate and long-term growth
Series (see Note 10)                                    of capital, with income as a secondary
                                                        consideration.
---------------------------------------------------     -----------------------------------------------
Phoenix-Engemann Nifty Fifty                            Long-term capital appreciation.
Series (see Note 10)
---------------------------------------------------     -----------------------------------------------
Phoenix-Engemann Small & Mid-Cap                        Long-term growth of capital.
Growth Series
---------------------------------------------------     -----------------------------------------------
Phoenix-Federated U.S. Government                       High total return.
Bond Series (see Note 10)
---------------------------------------------------     -----------------------------------------------
Phoenix-Goodwin Money Market Series                     High level of current income consistent
                                                        with capital preservation and liquidity.
---------------------------------------------------     -----------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed                      Long-term total return.
Income Series
---------------------------------------------------     -----------------------------------------------
Phoenix-Hollister Value Equity Series                   Long-term capital appreciation and a
                                                        secondary investment objective of current
                                                        income.
---------------------------------------------------     -----------------------------------------------
Phoenix-J.P. Morgan Research Enhanced                   High total return.
Index Series
---------------------------------------------------     -----------------------------------------------
Phoenix-Janus Core Equity Series (formerly,             Long-term growth of capital.
Phoenix-Janus Equity Income Series) (see
Note 10)
---------------------------------------------------     -----------------------------------------------
Phoenix-Janus Flexible Income Series                    Maximum total return consistent with the
                                                        preservation of capital.
---------------------------------------------------     -----------------------------------------------
Phoenix-Janus Growth Series (see Note 10)               Long-term capital growth in a manner
                                                        consistent with the preservation of capital.
---------------------------------------------------     -----------------------------------------------
Phoenix-MFS Investors Growth Stock Series               Long-term growth of capital and future
                                                        income rather than current income.
---------------------------------------------------     -----------------------------------------------
Phoenix-MFS Investors Trust Series                      Long-term growth of capital and secondarily
                                                        to provide reasonable current income.
---------------------------------------------------     -----------------------------------------------
Phoenix-MFS Value Series                                Capital appreciation and reasonable income.
---------------------------------------------------     -----------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series              Capital appreciation.
---------------------------------------------------     -----------------------------------------------
Phoenix-Oakhurst Balanced Series (see Note 10)          Reasonable income, long-term capital growth
                                                        and conservation of capital.
---------------------------------------------------     -----------------------------------------------
Phoenix-Oakhurst Growth and Income Series               Dividend growth, current income and
                                                        capital.
---------------------------------------------------     -----------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   High total return over an extended period
Series (see Note 10)                                    of time consistent with prudent
                                                        investment risk.
---------------------------------------------------     -----------------------------------------------

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION (CONTINUED)

---------------------------------------------------     -----------------------------------------------
SERIES NAME                                             INVESTMENT OBJECTIVE
---------------------------------------------------     -----------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital appreciation.
---------------------------------------------------     -----------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current
                                                        income as the secondary investment
                                                        objective.
---------------------------------------------------     -----------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series        Long-term capital appreciation with current
                                                        income is a secondary investment
                                                        objective.
---------------------------------------------------     -----------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation.
---------------------------------------------------     -----------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term appreciation of capital.
---------------------------------------------------     -----------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital.
---------------------------------------------------     -----------------------------------------------
AIM V.I. Value Fund                                     Long-term growth of capital.
---------------------------------------------------     -----------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation.
---------------------------------------------------     -----------------------------------------------
Deutsche VIT EAFE(R) Equity Index Fund                  Replicate, before expenses, the performance
                                                        of the Morgan Stanley Capital
                                                        International EAFE(R) Index.
---------------------------------------------------     -----------------------------------------------
Deutsche VIT Equity 500 Index Fund                      Replicate, before expenses, the performance of
                                                        the Standard & Poor's 500 Composite
                                                        Stock Price Index.
---------------------------------------------------     -----------------------------------------------
Federated Fund for U.S. Government
Securities II (see Note 10)                             Current income.
---------------------------------------------------     -----------------------------------------------
Federated High Income Bond Fund II                      High current income.
---------------------------------------------------     -----------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation.
---------------------------------------------------     -----------------------------------------------
VIP Growth Opportunities Portfolio                      Capital appreciation.
---------------------------------------------------     -----------------------------------------------
VIP Growth Portfolio                                    Capital growth.
---------------------------------------------------     -----------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary
                                                        objective.
---------------------------------------------------     -----------------------------------------------
Templeton Asset Strategy Fund                           High level of total return.
---------------------------------------------------     -----------------------------------------------
Templeton Developing Markets Securities Fund            Long-term capital appreciation.
---------------------------------------------------     -----------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth.
---------------------------------------------------     -----------------------------------------------
Templeton International Securities Fund                 Long-term capital growth.
---------------------------------------------------     -----------------------------------------------
Technology Portfolio                                    Long-term capital appreciation.
---------------------------------------------------     -----------------------------------------------
Wanger Foreign Forty                                    Long-term capital growth.
---------------------------------------------------     -----------------------------------------------
Wanger International Small Cap                          Long-term capital growth.
---------------------------------------------------     -----------------------------------------------
Wanger Twenty                                           Long-term capital growth.
---------------------------------------------------     -----------------------------------------------
Wanger U.S. Small Cap                                   Long-term capital growth.
---------------------------------------------------     -----------------------------------------------


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective series.

     B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

     C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

     D. DISTRIBUTIONS: Distributions from the Funds are recorded on the ex-dividend date.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
     Purchases and sales of shares of the Funds for the period ended December 31, 2001 aggregated the following:

SUBACCOUNT                                                          PURCHASES           SALES
----------                                                          ---------           -----
The Phoenix Edge Series Fund
       Phoenix-Aberdeen International Series                       $ 23,262,952     $ 21,890,834
       Phoenix-Aberdeen New Asia Series                                 713,717          601,495
       Phoenix-AIM Mid-Cap Equity Series(5)                              98,600           29,595
       Phoenix-Alliance/Bernstein Growth + Value Series(6)              103,751              229
       Phoenix-Deutsche Dow 30 Series                                 1,268,657          209,469
       Phoenix-Deutsche Nasdaq-100 Index(R) Series                    1,022,102          184,985
       Phoenix-Duff & Phelps Real Estate Securities Series            1,656,319          493,903
       Phoenix-Engemann Capital Growth Series                         4,842,288        1,233,068
       Phoenix-Engemann Nifty Fifty Series                            1,287,062          198,880
       Phoenix-Engemann Small & Mid-Cap Growth Series                 1,167,749          242,797
       Phoenix-Federated U.S. Government Bond Series                  1,054,613          386,889
       Phoenix-Goodwin Money Market Series                          132,663,556      104,791,313
       Phoenix-Goodwin Multi-Sector Fixed Income Series               3,524,319          605,130
       Phoenix-Hollister Value Equity Series                          7,231,787          687,088
       Phoenix-J.P. Morgan Research Enhanced Index Series             1,790,273          256,030
       Phoenix-Janus Core Equity Series                               2,188,556          354,604
       Phoenix-Janus Flexible Income Series                           1,487,851          242,370
       Phoenix-Janus Growth Series                                    4,194,812          948,298
       Phoenix-MFS Investors Growth Stock Series(7)                      15,125               74
       Phoenix-MFS Investors Trust Series(5)                            132,404           27,915
       Phoenix-MFS Value Series(5)                                      267,969           28,581
       Phoenix-Morgan Stanley Focus Equity Series                       514,781          203,749
       Phoenix-Oakhurst Balanced Series                               3,612,394          317,409
       Phoenix-Oakhurst Growth and Income Series                      3,800,643          485,166
       Phoenix-Oakhurst Strategic Allocation Series                   1,920,597          319,533
       Phoenix-Sanford Bernstein Global Value Series(2)                 429,263          174,079
       Phoenix-Sanford Bernstein Mid-Cap Value Series                 3,132,644          323,512
       Phoenix-Sanford Bernstein Small-Cap Value Series(1)            1,694,619          350,944
       Phoenix-Seneca Mid-Cap Growth Series                           4,208,092        1,090,613
       Phoenix-Seneca Strategic Theme Series                          2,364,670          670,749

AIM Variable Insurance Funds
       AIM V.I. Capital Appreciation Fund(3)                            358,573           82,096
       AIM V.I. Value Fund(4)                                           835,946          121,037

The Alger American Fund
       Alger American Leveraged AllCap Portfolio                      2,421,742          554,193

Deutsche Asset Management VIT Funds
       Deutsche VIT EAFE(R) Equity Index Fund                           462,114           96,151
       Deutsche VIT Equity 500 Index Fund(6)                             55,408              221

Federated Insurance Series
       Federated Fund for U.S. Government Securities II               9,674,812        5,968,742
       Federated High Income Bond Fund II                             1,336,631          242,825

Fidelity(R) Variable Insurance Products
       VIP Contrafund(R) Portfolio                                    2,002,876          164,229
       VIP Growth Opportunities Portfolio                             1,012,723          138,704
       VIP Growth Portfolio                                           2,708,698          510,890

Franklin Templeton Variable Insurance Products Trust -- Class 2
       Mutual Shares Securities Fund                                  1,068,195          230,498
       Templeton Asset Strategy Fund                                    252,000           70,124
       Templeton Developing Markets Securities Fund                   6,105,222        6,102,125
       Templeton Growth Securities Fund                              20,366,550       19,959,346
       Templeton International Securities Fund                       34,390,052       33,838,223

The Universal Institutional Funds, Inc.
       Technology Portfolio                                           1,115,830          423,838

Wanger Advisors Trust
       Wanger Foreign Forty                                           3,692,673        3,217,703
       Wanger International Small Cap                                25,629,481       24,190,613
       Wanger Twenty                                                  1,133,590          235,433
       Wanger U.S. Small Cap                                          4,193,366          669,792


(1)  For inception February 2, 2001 to December 31, 2001
(2)  For inception March 26, 2001 to December 31, 2001
(3)  For inception April 17, 2001 to December 31, 2001
(4)  For inception April 18, 2001 to December 31, 2001
(5)  For inception November 2, 2001 to December 31, 2001
(6)  For inception November 9, 2001 to December 31, 2001
(7)  For inception November 27, 2001 to December 31, 2001

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A Summary of Financial Highlights of the Account for the period ended December 31, 2001 follows:

                                                              PERIOD ENDED
                                                               12/31/2001
                                                             --------------
THE PHOENIX EDGE SERIES:
PHOENIX-ABERDEEN INTERNATIONAL SERIES
Units                                                             1,826,704
Unit Value, end of period                                         $1.269443
Net assets, end of period (thousands)                                $2,319
Expenses as a % of average net assets                                  1.60%
Net investment income as a % of average net assets                    (1.61%)
Total return                                                         (25.27%)

PHOENIX-ABERDEEN NEW ASIA SERIES
Units                                                                72,328
Unit Value, end of period                                         $1.930669
Net assets, end of period (thousands)                                  $140
Expenses as a % of average net assets                                  1.60%
Net investment income as a % of average net assets                     1.02%
Total return                                                          (0.60%)

PHOENIX-AIM MID CAP EQUITY SERIES(5)
Units                                                                33,956
Unit Value, end of period                                         $2.125157
Net assets, end of period (thousands)                                   $72
Expenses as a % of average net assets                                  1.60%(8)
Net investment income as a % of average net assets                    (1.64%)(8)
Total return                                                           7.36%

PHOENIX-ALLIANCE/BERNSTEIN GROWTH AND VALUE SERIES(6)
Units                                                                49,388
Unit Value, end of period                                         $2.134676
Net assets, end of period (thousands)                                  $105
Expenses as a % of average net assets                                  1.60%(8)
Net investment income as a % of average net assets                     (.06%)(8)
Total return                                                           3.61%

PHOENIX-DEUTSCHE DOW 30 SERIES
Units                                                               662,530
Unit Value, end of period                                         $1.877587
Net assets, end of period (thousands)                                $1,244
Expenses as a % of average net assets                                  1.60%
Net investment income as a % of average net assets                      .45%
Total return                                                          (7.49%)

PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES
Units                                                               780,483
Unit Value, end of period                                         $0.957067
Net assets, end of period (thousands)                                  $747
Expenses as a % of average net assets                                  1.60%
Net investment income as a % of average net assets                    (1.60%)
Total return                                                         (34.14%)

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
Units                                                               646,985
Unit Value, end of period                                         $2.395118
Net assets, end of period (thousands)                                $1,550
Expenses as a % of average net assets                                  1.60%
Net investment income as a % of average net assets                     3.27%
Total return                                                           4.91%

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                              PERIOD ENDED
                                                               12/31/2001
                                                             --------------
PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
Units                                                           5,150,940
Unit Value, end of period                                       $1.036912
Net assets, end of period (thousands)                              $5,341
Expenses as a % of average net assets                                1.60%
Net investment income as a % of average net assets                  (1.55%)
Total return                                                       (35.64%)

PHOENIX-ENGEMANN NIFTY FIFTY SERIES
Units                                                           1,394,057
Unit Value, end of period                                       $1.032650
Net assets, end of period (thousands)                              $1,440
Expenses as a % of average net assets                                1.60%
Net investment income as a % of average net assets                  (1.60%)
Total return                                                       (36.36%)

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
Units                                                             906,991
Unit Value, end of period                                       $1.089345
Net assets, end of period (thousands)                                $988
Expenses as a % of average net assets                                1.60%
Net investment income as a % of average net assets                  (1.56%)
Total return                                                       (27.91%)

PHOENIX-FEDERATED U.S GOVERNMENT BOND SERIES
Units                                                             491,582
Unit Value, end of period                                       $2.213893
Net assets, end of period (thousands)                              $1,088
Expenses as a % of average net assets                                1.60%
Net investment income as a % of average net assets                   3.40%
Total return                                                         3.33%

PHOENIX-GOODWIN MONEY MARKET SERIES
Units                                                          14,274,051
Unit Value, end of period                                       $2.089326
Net assets, end of period (thousands)                             $29,823
Expenses as a % of average net assets                                1.60%
Net investment income as a % of average net assets                   1.18%
Total return                                                         2.16%

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
Units                                                           1,626,939
Unit Value, end of period                                       $2.154445
Net assets, end of period (thousands)                              $3,505
Expenses as a % of average net assets                                1.60%
Net investment income as a % of average net assets                   8.12%
Total return                                                         4.39%

PHOENIX-HOLLISTER VALUE EQUITY SERIES
Units                                                           3,824,645
Unit Value, end of period                                       $1.904312
Net assets, end of period (thousands)                              $7,283
Expenses as a % of average net assets                                1.60%
Net investment income as a % of average net assets                   (.45%)
Total return                                                       (19.28%)

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                              PERIOD ENDED
                                                               12/31/2001
                                                             --------------
PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES
Units                                                             1,073,419
Unit Value, end of period                                         $1.563769
Net assets, end of period (thousands)                                $1,679
Expenses as a % of average net assets                                  1.60%
Net investment income as a % of average net assets                     (.69%)
Total return                                                         (13.32%)

PHOENIX-JANUS CORE EQUITY SERIES
Units                                                             1,381,867
Unit Value, end of period                                         $1.593459
Net assets, end of period (thousands)                                $2,202
Expenses as a % of average net assets                                  1.60%
Net investment income as a % of average net assets                     (.54%)
Total return                                                         (13.06%)

PHOENIX-JANUS FLEXIBLE INCOME SERIES
Units                                                               677,108
Unit Value, end of period                                         $2.208389
Net assets, end of period (thousands)                                $1,495
Expenses as a % of average net assets                                 0.016
Net investment income as a % of average net assets                     4.29%
Total return                                                           5.52%

PHOENIX-JANUS GROWTH SERIES
Units                                                             3,677,310
Unit Value, end of period                                         $1.250550
Net assets, end of period (thousands)                                $4,599
Expenses as a % of average net assets                                  1.60%
Net investment income as a % of average net assets                    (1.60%)
Total return                                                         (25.07%)

PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(7)
Units                                                                 7,074
Unit Value, end of period                                         $2.131934
Net assets, end of period (thousands)                                   $15
Expenses as a % of average net assets                                  1.60%(8)
Net investment income as a % of average net assets                    (1.52%)(8)
Total return                                                          (0.62%)

PHOENIX-MFS INVESTORS TRUST SERIES(5)
Units                                                                51,358
Unit Value, end of period                                         $2.079179
Net assets, end of period (thousands)                                  $107
Expenses as a % of average net assets                                  1.60%(8)
Net investment income as a % of average net assets                     1.63%(8)
Total return                                                           4.27%

PHOENIX-MFS VALUE SERIES(5)
Units                                                               116,052
Unit Value, end of period                                         $2.108689
Net assets, end of period (thousands)                                  $245
Expenses as a % of average net assets                                  1.60%(8)
Net investment income as a % of average net assets                      .76%(8)
Total return                                                           5.56%

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                              PERIOD ENDED
                                                               12/31/2001
                                                             --------------
PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES
Units                                                               290,748
Unit Value, end of period                                         $1.344623
Net assets, end of period (thousands)                                  $391
Expenses as a % of average net assets                                  1.60%
Net investment income as a % of average net assets                    (1.61%)
Total return                                                         (16.45%)

PHOENIX-OAKHURST BALANCED SERIES
Units                                                             2,224,770
Unit Value, end of period                                         $2.007842
Net assets, end of period (thousands)                                $4,467
Expenses as a % of average net assets                                  1.60%
Net investment income as a % of average net assets                     1.24%
Total return                                                           0.95%

PHOENIX-OAKHURST GROWTH AND INCOME SERIES
Units                                                             2,572,495
Unit Value, end of period                                         $1.676435
Net assets, end of period (thousands)                               $43,131
Expenses as a % of average net assets                                  1.60%
Net investment income as a % of average net assets                     (.90%)
Total return                                                          (9.64%)

PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES
Units                                                               962,398
Unit Value, end of period                                         $1.981650
Net assets, end of period (thousands)                                $1,907
Expenses as a % of average net assets                                  1.60%
Net investment income as a % of average net assets                     1.36%
Total return                                                           0.23%

PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(2)
Units                                                               123,645
Unit Value, end of period                                         $2.023002
Net assets, end of period (thousands)                                  $250
Expenses as a % of average net assets                                  1.60%(8)
Net investment income as a % of average net assets                     1.02%(8)
Total return                                                           1.15%

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
Units                                                             1,280,958
Unit Value, end of period                                         $2.750305
Net assets, end of period (thousands)                                $3,523
Expenses as a % of average net assets                                  1.60%
Net investment income as a % of average net assets                      .36%
Total return                                                          21.02%

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(1)
Units                                                               637,419
Unit Value, end of period                                         $2.218267
Net assets, end of period (thousands)                                $1,414
Expenses as a % of average net assets                                  1.60%(8)
Net investment income as a % of average net assets                     (.14%)(8)
Total return                                                          10.91%

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                              PERIOD ENDED
                                                               12/31/2001
                                                             --------------
PHOENIX-SENECA MID-CAP GROWTH SERIES
Units                                                             3,429,382
Unit Value, end of period                                         $1.311560
Net assets, end of period (thousands)                                $4,498
Expenses as a % of average net assets                                  1.60%
Net investment income as a % of average net assets                    (1.60%)
Total return                                                         (26.49%)

PHOENIX-SENECA STRATEGIC THEME SERIES
Units                                                             2,753,215
Unit Value, end of period                                         $1.079284
Net assets, end of period (thousands)                                $2,972
Expenses as a % of average net assets                                  1.60%
Net investment income as a % of average net assets                    (1.60%)
Total return                                                         (28.53%)

AIM VARIABLE INSURANCE FUNDS:
AIM V.I. CAPITAL APPRECIATION FUND(3)
Units                                                               152,677
Unit Value, end of period                                         $1.752469
Net assets, end of period (thousands)                                  $268
Expenses as a % of average net assets                                  1.60%(8)
Net investment income as a % of average net assets                    (1.63%)(8)
Total return                                                         (12.38%)

AIM V.I. VALUE(4)
Units                                                               375,283
Unit Value, end of period                                         $1.894669
Net assets, end of period (thousands)                                  $711
Expenses as a % of average net assets                                  1.60%(8)
Net investment income as a % of average net assets                    (1.17%)(8)
Total return                                                          (5.27%)

THE ALGER AMERICAN FUND:
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Units                                                             2,029,876
Unit Value, end of period                                         $1.261841
Net assets, end of period (thousands)                                $2,561
Expenses as a % of average net assets                                  1.60%
Net investment income as a % of average net assets                    (1.61%)
Total return                                                         (17.29%)

DEUTSCHE ASSET MANAGEMENT VIT FUNDS:
DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND
Units                                                               304,916
Unit Value, end of period                                         $1.358182
Net assets, end of period (thousands)                                  $414
Expenses as a % of average net assets                                  1.60%
Net investment income as a % of average net assets                    (1.60%)
Total return                                                         (25.90%)

DEUTSCHE VIT EQUITY 500 INDEX FUND(6)
Units                                                                26,344
Unit Value, end of period                                         $2.107005
Net assets, end of period (thousands)                                   $56
Expenses as a % of average net assets                                  1.60%(8)
Net investment income as a % of average net assets                    (1.60%)(8)
Total return                                                           1.55%

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                              PERIOD ENDED
                                                               12/31/2001
                                                             --------------
FEDERATED INSURANCE SERIES:
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Units                                                           1,847,960
Unit Value, end of period                                       $2.220567
Net assets, end of period (thousands)                              $4,104
Expenses as a % of average net assets                                1.60%
Net investment income as a % of average net assets                   (.18%)
Total return                                                         5.31%

FEDERATED HIGH INCOME BOND FUND II
Units                                                             629,260
Unit Value, end of period                                       $1.815241
Net assets, end of period (thousands)                              $1,142
Expenses as a % of average net assets                                1.60%
Net investment income as a % of average net assets                   5.18%
Total return                                                        (0.24%)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS:
VIP CONTRAFUND(R) PORTFOLIO
Units                                                           1,476,961
Unit Value, end of period                                       $1.606469
Net assets, end of period (thousands)                              $2,373
Expenses as a % of average net assets                                1.60%
Net investment income as a % of average net assets                  (1.20%)
Total return                                                       (13.78%)

VIP GROWTH OPPORTUNITIES PORTFOLIO
Units                                                             721,544
Unit Value, end of period                                       $1.415027
Net assets, end of period (thousands)                              $1,021
Expenses as a % of average net assets                                1.60%
Net investment income as a % of average net assets                  (1.48%)
Total return                                                       (15.82%)

VIP GROWTH PORTFOLIO
Units                                                           2,023,196
Unit Value, end of period                                       $1.349105
Net assets, end of period (thousands)                              $2,730
Expenses as a % of average net assets                                1.60%
Net investment income as a % of average net assets                  (1.61%)
Total return                                                       (19.05%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST --  CLASS 2:
MUTUAL SHARES SECURITIES FUND
Units                                                             406,129
Unit Value, end of period                                       $2.184623
Net assets, end of period (thousands)                                $887
Expenses as a % of average net assets                                1.60%
Net investment income as a % of average net assets                   (.64%)
Total return                                                         5.33%

TEMPLETON ASSET STRATEGY FUND
Units                                                             121,646
Unit Value, end of period                                       $1.708579
Net assets, end of period (thousands)                                $208
Expenses as a % of average net assets                                1.60%
Net investment income as a % of average net assets                   (.40%)
Total return                                                       (11.39%)

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                              PERIOD ENDED
                                                               12/31/2001
                                                             --------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
Units                                                              151,424
Unit Value, end of period                                        $1.497205
Net assets, end of period (thousands)                                 $227
Expenses as a % of average net assets                                 1.60%
Net investment income as a % of average net assets                   (1.15%)
Total return                                                         (9.56%)

TEMPLETON GROWTH SECURITIES FUND
Units                                                              411,904
Unit Value, end of period                                        $1.948960
Net assets, end of period (thousands)                                 $803
Expenses as a % of average net assets                                 1.60%
Net investment income as a % of average net assets                    4.94%
Total return                                                         (2.89%)

TEMPLETON INTERNATIONAL SECURITIES FUND
Units                                                              802,691
Unit Value, end of period                                        $1.582646
Net assets, end of period (thousands)                               $1,270
Expenses as a % of average net assets                                 1.60%
Net investment income as a % of average net assets                   (0.18%)
Total return                                                        (17.35%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
TECHNOLOGY PORTFOLIO
Units                                                            1,405,624
Unit Value, end of period                                        $0.647346
Net assets, end of period (thousands)                                 $910
Expenses as a % of average net assets                                 1.60%
Net investment income as a % of average net assets                   (1.59%)
Total return                                                        (49.68%)

WANGER ADVISORS TRUST:
WANGER FOREIGN FORTY
Units                                                              681,083
Unit Value, end of period                                        $1.287927
Net assets, end of period (thousands)                                 $877
Expenses as a % of average net assets                                 1.60%
Net investment income as a % of average net assets                   (1.44%)
Total return                                                        (27.80%)

WANGER INTERNATIONAL SMALL CAP
Units                                                            1,696,523
Unit Value, end of period                                        $1.146701
Net assets, end of period (thousands)                               $1,945
Expenses as a % of average net assets                                 1.60%
Net investment income as a % of average net assets                   (1.67%)
Total return                                                        (22.44%)

WANGER TWENTY
Units                                                              544,835
Unit Value, end of period                                        $2.201081
Net assets, end of period (thousands)                               $1,199
Expenses as a % of average net assets                                 1.60%
Net investment income as a % of average net assets                   (1.63%)
Total return                                                          7.34%

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                              PERIOD ENDED
                                                               12/31/2001
                                                             --------------
WANGER U.S. SMALL CAP
Units                                                            1,904,896
Unit Value, end of period                                        $2.369675
Net assets, end of period (thousands)                               $4,514
Expenses as a % of average net assets                                 1.60%
Net investment income as a % of average net assets                   (1.54%)
Total return                                                          9.60%



(1)  For inception February 2, 2001 to December 31, 2001
(2)  For inception March 26, 2001 to December 31, 2001
(3)  For inception April 17, 2001 to December 31, 2001
(4)  For inception April 18, 2001 to December 31, 2001
(5)  For inception November 2, 2001 to December 31, 2001
(6)  For inception November 9, 2001 to December 31, 2001
(7)  For inception November 27, 2001 to December 31, 2001
(8)  Annualized

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS)

                                                                                 SUBACCOUNT
                                             --------------------------------------------------------------------------------------
                                                                                  PHOENIX-
                                                                                  ALLIANCE/                 PHOENIX-    PHOENIX-DUFF
                                              PHOENIX-    PHOENIX-  PHOENIX-AIM   BERNSTEIN     PHOENIX-    DEUTSCHE       & PHELPS
                                              ABERDEEN    ABERDEEN    MID-CAP      GROWTH       DEUTSCHE    NASDAQ-100   REAL ESTATE
                                            INTERNATIONAL NEW ASIA    EQUITY      + VALUE        DOW 30      INDEX(R)    SECURITIES
                                                SERIES     SERIES     SERIES(5)    SERIES(6)     SERIES       SERIES       SERIES
                                              ---------- ----------- -----------  ----------   ----------   ----------  -----------
Units outstanding, beginning of period           595,780      14,505          --          --      103,334       36,309      160,337
Participant deposits                             809,714      32,586       8,234      24,177      348,554      599,153      290,157
Participant transfers                            543,847      25,651      25,798      25,303      227,154      187,313      269,444
Participant withdrawals                         (122,637)       (414)        (76)        (92)     (16,512)     (42,292)     (72,953)
                                             --------------------------------------------------------------------------------------
Units outstanding, end of period               1,826,704      72,328      33,956      49,388      662,530      780,483      646,985
                                             ======================================================================================


                                                                      PHOENIX-
                                                PHOENIX-              ENGEMANN   PHOENIX-                   PHOENIX-
                                                ENGEMANN  PHOENIX-    SMALL &    FEDERATED     PHOENIX-      GOODWIN      PHOENIX-
                                                CAPITAL   ENGEMANN    MID-CAP       U.S.        GOODWIN    MULTI-SECTOR   HOLLISTER
                                                GROWTH   NIFTY FIFTY   GROWTH    GOVERNMENT   MONEY MARKET FIXED INCOME VALUE EQUITY
                                                SERIES     SERIES      SERIES    BOND SERIES     SERIES       SERIES       SERIES
                                              ---------- ----------- -----------  ----------   ----------   ----------  -----------
Units outstanding, beginning of period         2,531,201     502,200     152,792     211,938      973,571      332,248      612,753
Participant deposits                           2,145,006     371,138     516,208     202,225   11,488,485      689,584    1,887,416
Participant transfers                            708,379     582,707     280,785     144,653    2,295,020      690,887    1,530,702
Participant withdrawals                         (233,646)    (61,988)    (42,794)    (67,234)    (483,025)     (85,780)    (206,226)
                                             --------------------------------------------------------------------------------------
Units outstanding, end of period               5,150,940     1,394,057   906,991     491,582   14,274,051    1,626,939    3,824,645
                                             ======================================================================================


                                              PHOENIX-J.P.            PHOENIX-
                                                MORGAN     PHOENIX-    JANUS                   PHOENIX-MFS  PHOENIX-MFS
                                               RESEARCH   JANUS CORE  FLEXIBLE    PHOENIX-     INVESTORS    INVESTORS   PHOENIX-MFS
                                               ENHANCED     EQUITY     INCOME   JANUS GROWTH  GROWTH STOCK     TRUST       VALUE
                                             INDEX SERIES   SERIES     SERIES       SERIES      SERIES(7)    SERIES(5)   SERIES(5)
                                             ------------ ---------- -----------  ----------   ----------   ----------  -----------
Units outstanding, beginning of period           138,885     268,902     127,987   1,456,839           --           --           --
Participant deposits                             529,730     598,035     395,558   1,737,368        7,074       24,944       42,401
Participant transfers                            442,031     538,058     183,445     713,214           --       26,485       73,953
Participant withdrawals                          (37,227)    (23,128)    (29,882)   (230,111)          --          (71)        (302)
                                             --------------------------------------------------------------------------------------
Units outstanding, end of period               1,073,419   1,381,867     677,108   3,677,310        7,074       51,358      116,052
                                             ======================================================================================


                                                                                                                          PHOENIX-
                                               PHOENIX-                PHOENIX-    PHOENIX-     PHOENIX-   PHOENIX-       SANFORD
                                                MORGAN      PHOENIX-   OAKHURST    OAKHURST     SANFORD     SANFORD      BERNSTEIN
                                               STANLEY      OAKHURST  GROWTH AND   STRATEGIC   BERNSTEIN   BERNSTEIN     SMALL-CAP
                                             FOCUS EQUITY   BALANCED    INCOME    ALLOCATION  GLOBAL VALUE  MID-CAP        VALUE
                                                SERIES       SERIES     SERIES      SERIES     SERIES(2)  VALUE SERIES   SERIES(1)
                                             ------------ ---------- -----------  ----------  ----------  ------------  -----------
Units outstanding, beginning of period            77,608     602,630     636,986     160,872           --      164,270           --
Participant deposits                             209,548     967,160   1,058,734     464,475       77,690      581,568      203,118
Participant transfers                              7,753     693,481     978,216     354,872       46,193      584,695      435,778
Participant withdrawals                           (4,161)    (38,501)   (101,441)    (17,821)        (238)     (49,575)      (1,477)
                                             --------------------------------------------------------------------------------------
Units outstanding, end of period                 290,748   2,224,770   2,572,495     962,398      123,645     1,280,958     637,419
                                             ======================================================================================


                                               PHOENIX-                                         ALGER
                                                SENECA    PHOENIX-    AIM V.I.                 AMERICAN   DEUTSCHE VIT  DEUTSCHE VIT
                                                MID-CAP    SENECA     CAPITAL      AIM V.I.   LEVERAGED     EAFE(R)      EQUITY 500
                                                GROWTH    STRATEGIC  APPRECIATION   VALUE       ALLCAP    EQUITY INDEX     INDEX
                                                SERIES   THEME SERIES  FUND(3)     FUND(4)    PORTFOLIO       FUND        FUND(6)
                                             ----------- ----------- -----------  ----------  ----------  ------------  -----------
Units outstanding, beginning of period         1,337,167   1,520,873          --          --      683,065       57,476           --
Participant deposits                           1,355,152     579,938      72,222     170,592      915,416      137,354       12,625
Participant transfers                            866,114     711,537      82,684     208,395      553,479      131,340       13,808
Participant withdrawals                         (129,051)    (59,133)     (2,229)     (3,704)    (122,084)     (21,254)         (89)
                                             --------------------------------------------------------------------------------------
Units outstanding, end of period               3,429,382   2,753,215     152,677     375,283    2,029,876      304,916       26,344
                                             ======================================================================================

                                              FEDERATED    FEDERATED
                                              FUND FOR       HIGH                                            MUTUAL       TEMPLETON
                                                U.S.        INCOME      VIP       VIP GROWTH      VIP        SHARES         ASSET
                                             GOVERNMENT      BOND   CONTRAFUND(R) OPPORTUNITIES  GROWTH    SECURITIES     STRATEGY
                                            SECURITIES II   FUND II   PORTFOLIO    PORTFOLIO   PORTFOLIO      FUND          FUND
                                             ----------- ----------- -----------  ----------  ----------  ------------  -----------
Units outstanding, beginning of period           151,670      64,178     361,384     123,510      511,718       20,960       27,373
Participant deposits                             905,975     291,521     684,639     344,033      910,563      233,163       37,204
Participant transfers                            850,454     288,968     469,427     272,895      634,457      159,012       57,069
Participant withdrawals                          (60,139)    (15,407)    (38,489)    (18,894)     (33,542)      (7,006)          --
                                             --------------------------------------------------------------------------------------
Units outstanding, end of period               1,847,960     629,260   1,476,961     721,544    2,023,196      406,129      121,646
                                             ======================================================================================


                                             TEMPLETON
                                             DEVELOPING   TEMPLETON   TEMPLETON
                                              MARKETS      GROWTH    INTERNATIONAL                  WANGER      WANGER
                                             SECURITIES  SECURITIES   SECURITIES    TECHNOLOGY     FOREIGN   INTERNATIONAL   WANGER
                                                FUND        FUND         FUND        PORTFOLIO      FORTY      SMALL CAP     TWENTY
                                               -------   ----------- -------------  ----------    ---------  -------------  --------
Units outstanding, beginning of
  period                                          94,536      42,155     180,385     698,416      433,904      683,416      100,142
Participant deposits                              63,498     192,484     356,620     534,375      207,344      583,063      184,132
Participant transfers                             (3,001)    201,329     275,704     228,211       73,911      474,861      273,736
Participant withdrawals                           (3,609)    (24,064)    (10,01      (55,378)     (34,076)     (44,817)     (13,175)
                                -            --------------------------------------------------------------------------------------
Units outstanding, end of period                 151,424     411,904     802,691   1,405,624      681,083    1,696,523      544,835
                                =            ======================================================================================





                                             WANGER U.S.
                                             SMALL CAP
                                             ----------
Units outstanding, beginning of period           333,725
Participant deposits                             843,482
Participant transfers                            759,657
Participant withdrawals                          (31,968)
                                             -------------
Units outstanding, end of period              1,904,896
                                             =============

(1)  For inception February 2, 2001 to December 31, 2001
(2)  For inception March 26, 2001 to December 31, 2001
(3)  For inception April 17, 2001 to December 31, 2001
(4)  For inception April 18, 2001 to December 31, 2001
(5)  For inception November 2, 2001 to December 31, 2001
(6)  For inception November 9, 2001 to December 31, 2001
(7)  For inception November 27, 2001 to December 31, 2001

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

     PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

     PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges each subaccount the daily equivalent of .40%, 1.075% and .125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

     As compensation for administrative services provided to the Account, PHL Variable generally receives $35 per year from each contract, which is deducted on a pro-rata basis from the subaccounts or Guaranteed Interest Account in which contract/policy owners have an interest. Such costs aggregated $10,767 and $0, during the years ended December 31, 2001 and 2000, respectively.

     PEPCO is the principal underwriter and distributor for the Account. PEPCO is reimbursed for its distribution and underwriting expenses by PHL Variable.

     On surrender of a contract, contingent deferred sales charges, which vary from 0-8% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $120,172 and $0 for the years ended December 31, 2001 and 2000, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

     The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--REORGANIZATION AND INITIAL PUBLIC OFFERING

     On December 18, 2000, the board of directors of Phoenix Home Life Mutual Insurance Company unanimously adopted a plan of reorganization, which was amended and restated on January 26, 2001. On June 25, 2001, the effective date of the demutualization, Phoenix Home Life Mutual Insurance Company converted from a mutual life insurance company to a stock life insurance company, became a wholly owned subsidiary of The Phoenix Companies, Inc. ("PNX") and changed its name to Phoenix Life Insurance Company. At the same time, Phoenix Investment Partners, Ltd. ("PXP") became an indirect wholly owned subsidiary of PNX.

NOTE 10--PROPOSED FUND CHANGES

     On November 13, 2001, The Board of Trustees of The Phoenix Edge Series Fund approved a Plan of Reorganization to merge three Series of The Phoenix Edge Series Fund into other existing series. Each Merging Series will be merged into a corresponding Surviving Series as follows:

Merging Series                        Surviving Series
--------------                        ----------------
Phoenix-Engemann Nifty Fifty Series   Phoenix-Engemann Capital Growth Series
Phoenix-Janus Core Equity Series      Phoenix-Janus Growth Series
Phoenix-Oakhurst Balanced Series      Phoenix-Oakhurst Strategic Allocation
                                        Series

     If the shareholders approve the Plan of Reorganization each Merging Series will transfer all or substantially all of its assets and its liabilities to the corresponding Surviving Series. In exchange, shareholders of the Merging Series will receive a proportional number of shares in the Surviving Series. The shareholders of each Merging Series must approve the Plan of Reorganization before any transaction can take place. The next meeting of The Phoenix Edge Series Fund's shareholders will be held in the Spring of 2002, at which time, these matters will be submitted for a shareholder vote.

     The Board of Trustees of the fund voted at their August 28, 2001 meeting that shares of the Phoenix-Federated U.S. Government Bond Series will no longer be available for sale except to contract/policy owners who already had account value allocated to the subaccounts investing in the series as of February 16, 2001.

     On September 18, 2001, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and Phoenix Life And Annuity Variable Universal Life Account asked the Securities and Exchange Commission ("SEC") to approve a proposal to substitute shares of Federated Fund for U.S. Government Securities II for shares of Phoenix-Federated U.S. Government Bond Series. Subject to SEC approval, the substitution is expected to be completed in 2002. It will affect contract/policy owners who have amounts invested in the Phoenix-Federated U.S. Government Bond Series at that time. Affected Contract owners will be notified when the substitution is complete.

                            PHOENIX PREMIUM EDGE(SM)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MANAGER OF MANAGERS

     The Adviser of Phoenix-AIM Mid-Cap Equity Series, Phoenix-Alliance/ Bernstein Growth + Value Series, Phoenix-Deutsche Dow 30 Series, Phoenix-Deutsche Nasdaq-100 Index(R) Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-J.P. Morgan Research Enhanced Index Series, Phoenix-Janus Core Equity Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series, Phoenix-MFS Investors Growth Stock Series, Phoenix-MFS Investors Trust Series, Phoenix-MFS Value Series, Phoenix-Morgan Stanley Focus Equity Series, Phoenix-Sanford Bernstein Global Value Series, Phoenix-Sanford Bernstein Mid-Cap Value Series, Phoenix-Sanford Bernstein Small Cap Value Series ("PVA Funds") is Phoenix Variable Advisers, Inc. ("PVA"). The PVA Funds and PVA have filed an application for an order of the SEC granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, to permit the PVA Funds to be managed under a "manager of managers" structure. If the SEC grants the requested exemptive order, PVA will, subject to supervision and approval of the PVA Funds' Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PVA Funds. The order would, therefore, permit the PVA Funds and PVA to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the placement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. The PVA Funds and PVA believe that without such exemption, PVA may be impeded in the prompt and efficient employment of a subadvisor best suited to the needs of a particular series, and a series may be subjected to additional expenses of proxy solicitations and shareholder meetings when subadvisors are employed or replaced. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. There is no guarantee the PVA Funds will obtain this order from the SEC.

                        REPORT OF INDEPENDENT ACCOUNTANTS

PRICEWATERHOUSECOOPERS PCW [LOGO]


To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account (Phoenix Premium Edge(SM)):

     In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Premium Edge(SM)) at December 31, 2001, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 22, 2002

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIANS
JP Morgan Chase Bank
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103


----------------------------------

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2001 AND 2000

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Report of Independent Accountants............................................F-3

Balance Sheets...............................................................F-4

Statements of Income, Comprehensive Income and Equity........................F-5

Statements of Cash Flows.....................................................F-6

Notes to Financial Statements.........................................F-7 - F-21

PRICEWATERHOUSECOOPERS [logo]

--------------------------------------------------------------------------------
                                                    PRICEWATERHOUSECOOPERS LLP
                                                    100 Pearl Street
                                                    Hartford CT 06103-4508
                                                    Telephone (860) 241 7000
                                                    Facsimile (860) 241 7590





                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of PHL Variable Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income and equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
February 5, 2002

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEETS
--------------------------------------------------------------------------------

                                                                                       AS OF DECEMBER 31,
                                                                               ------------------------------------
                                                                                    2001                2000
                                                                               ----------------    ----------------
                                                                               (IN THOUSANDS, EXCEPT SHARE DATA)
ASSETS:
Investments:
     Held-to-maturity debt securities, at amortized cost                          $        -          $     13,697
     Available-for-sale debt securities, at fair value                                 786,266             144,217
     Policy loans, at unpaid principal                                                     896                 710
     Short-term investments, at amortized cost                                           3,114                 -
     Other invested assets                                                               2,397               1,618
                                                                               ----------------    ----------------
         Total investments                                                             792,673             160,242
Cash and cash equivalents                                                              171,444              80,779
Accrued investment income                                                                5,787               1,381
Deferred policy acquisition costs                                                      164,987              84,842
Deferred and uncollected premiums                                                        7,605               6,790
Other assets                                                                            22,491               1,942
Goodwill, net                                                                              247                 349
Separate account assets                                                              1,539,476           1,321,582
                                                                               ----------------    ----------------

         Total assets                                                             $  2,704,710        $  1,657,907
                                                                               ================    =================

LIABILITIES:
     Policyholder deposit funds                                                   $    865,970        $    195,393
     Policy liabilities and accruals                                                    47,131              24,062
     Deferred income taxes                                                              27,426               3,784
     Other liabilities                                                                  25,712              18,898
     Separate account liabilities                                                    1,534,345           1,321,582
                                                                               ----------------    ----------------

         Total liabilities                                                           2,500,584           1,563,719
                                                                               ----------------    ----------------
Commitments and contingencies (Note 13)

EQUITY:
     Common stock, $5,000 par value (1,000
         shares authorized, 500 shares issued and outstanding)                           2,500               2,500
     Additional paid-in capital                                                        184,864              79,864
     Retained earnings                                                                  14,803              11,553
     Accumulated other comprehensive income                                              1,959                 271
                                                                               ----------------    ----------------

         Total equity                                                                  204,126              94,188
                                                                               ----------------    ----------------

         Total liabilities and equity                                             $  2,704,710        $  1,657,907
                                                                               ================    ================


        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENTS OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                                   -------------------------------------------------
                                                                        2001             2000             1999
                                                                   ---------------  ---------------  ---------------
                                                                                    (IN THOUSANDS)
REVENUES:
     Premiums                                                           $   5,129        $   6,168        $   9,838
     Insurance and investment product fees                                 32,379           30,098           20,618
     Net investment income                                                 30,976            9,197            3,871
     Net realized investment (losses) gains                                (1,196)             116               27
                                                                   ---------------  ---------------  ---------------
         Total revenues                                                    67,288           45,579           34,354
                                                                   ---------------  ---------------  ---------------

BENEFITS AND EXPENSES:
     Policy benefits and increase in policy liabilities                    39,717           17,056            9,248
     Amortization of deferred policy acquisition costs                      8,477           15,765            4,747
     Other operating expenses                                              15,305           14,006           11,130
                                                                   ---------------  ---------------  ---------------
         Total benefits and expenses                                       63,499           46,827           25,125
                                                                   ---------------  ---------------  ---------------

INCOME (LOSS) BEFORE INCOME TAXES                                           3,789           (1,248)           9,229

Income tax expense (benefit)                                                  539           (1,263)           3,230
                                                                   ---------------  ---------------  ---------------
NET INCOME                                                                  3,250               15            5,999
                                                                   ---------------  ---------------  ---------------

Other comprehensive income (loss), net of income taxes
    Unrealized gain on security transfer from
       held-to-maturity to available-for-sale                                 359              -                -
     Unrealized gains (losses) on securities                                2,155            1,002             (915)
     Unrealized losses on derivatives                                        (334)             -                -
    Reclassification adjustment for net realized
       gains included in net income                                          (492)             (18)              (5)
                                                                   ---------------  ---------------  ---------------
         Total other comprehensive income (loss)                            1,688              984             (920)
                                                                   ---------------  ---------------  ---------------

Comprehensive income                                                        4,938              999            5,079
Capital contributions                                                     105,000           15,000           29,000
                                                                   ---------------  ---------------  ---------------
Net increase in equity                                                    109,938           15,999           34,079
Equity, beginning of year                                                  94,188           78,189           44,110
                                                                   ---------------  ---------------  ---------------
Equity, end of year                                                     $ 204,126        $  94,188        $  78,189
                                                                   ===============  ===============  ================




        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------


                                                                         FOR THE YEAR ENDED DECEMBER 31,

                                                              ------------------------------------------------------
                                                                   2001               2000                1999
                                                              ---------------    ----------------    ---------------
                                                                                 (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                        $    3,250             $    15         $    5,999

ADJUSTMENTS TO RECONCILE NET INCOME TO NET
     CASH USED FOR OPERATING ACTIVITIES:
Net realized investment losses (gains)                                 1,196                (116)               (27)
Amortization of goodwill                                                 102                 102                102
Deferred income taxes                                                 22,733               3,045              2,883
Increase in accrued investment income                                 (4,406)               (595)              (275)
Increase in deferred policy acquisition costs                        (81,588)            (23,845)           (23,807)
Change in other assets/liabilities                                      (540)             19,447              8,856
                                                              ---------------    ----------------    ---------------

Net cash used for operating activities                               (59,253)             (1,947)            (6,269)
                                                              ---------------    ----------------    ---------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales:
     Available-for-sale debt securities                               34,165               1,513              5,974
Proceeds from maturities:
     Available-for-sale debt securities                                7,400                 500              5,550
     Held-to-maturity debt securities                                    -                 1,200                -
Proceeds from repayments:
     Available-for-sale debt securities                               95,307              23,123                140
     Held-to-maturity debt securities                                  3,963               3,175                623
Purchase of available-for-sale debt securities                      (740,143)           (110,700)           (33,397)
Purchase of held-to-maturity debt securities                         (22,272)             (7,683)            (7,000)
Increase in policy loans                                                (186)               (188)              (273)
Change in short-term investments, net                                 (3,114)                -                  -
Change in other invested assets                                         (779)               (517)               -
Other, net                                                               -                   -                  (68)
                                                              ---------------    ----------------    ---------------

Net cash used for investing activities                              (625,659)            (89,577)           (28,451)
                                                              ---------------    ----------------    ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contributions from parent                                    105,000              15,000             29,000
Increase in policyholder deposit funds, net of
     interest credited                                               670,577             131,163             24,540
                                                              ---------------    ----------------    ---------------

Net cash provided by financing activities                            775,577             146,163             53,540
                                                              ---------------    ----------------    ---------------

Net change in cash and cash equivalents                               90,665              54,639             18,820
Cash and cash equivalents, beginning of year                          80,779              26,140              7,320
                                                              ---------------    ----------------    ---------------

Cash and cash equivalents, end of year                            $  171,444          $   80,779         $   26,140
                                                              ==============     ===============     ===============
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes (received) paid, net                                 $   (5,357)         $   (2,660)        $    3,338



        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    DESCRIPTION OF BUSINESS

      PHL Variable Insurance Company ("PHL Variable") offers variable, fixed annuity and non-participating life insurance products in the United States of America. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. ("PM Holdings"). PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company ("PLIC") (formerly, Phoenix Home Life Mutual Insurance Company).

      PLIC is a wholly-owned subsidiary of The Phoenix Companies, Inc., a publicly traded company ("Phoenix"). On June 25, 2001 Phoenix Home Life Mutual Insurance Company converted from a mutual life insurance company to a stock life insurance company and changed its name to PLIC.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION

      These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes and valuation allowances for investment assets are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to the 1999 and 2000 amounts to conform with the 2001 presentation.

      VALUATION OF INVESTMENTS

      Investments in debt securities include bonds, mortgage-backed and asset-backed securities. PHL Variable classified its debt securities as either held-to-maturity or available-for-sale investments. Prior to 2001, debt securities held-to-maturity consisted of private placement bonds reported at amortized cost, net of impairments, that management intended and had the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

      In 2001, management decided, as part of Phoenix's conversion to a public company, that held-to-maturity securities should be reclassified to available-for-sale debt securities. See Note 3 - "Investments."

      For the mortgage-backed and asset-backed bond portion of the debt security portfolio, PHL Variable recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

      Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related contracts.

      Short-term investments are carried at amortized cost which approximates fair value. Short-term investments consist of interest bearing securities that mature between 91 days and twelve months from date of purchase.

      Other invested assets consist of PHL Variable's interest in the separate accounts and derivatives. Separate account assets are valued at fair value. Derivatives are valued in accordance with Financial Accounting Standards No. 133. See "recent accounting pronouncements" within Note 2.

      Realized investment gains and losses, other than those related to separate accounts for which PHL Variable does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and the assumed impact of net unrealized investment gains and losses on the amortization of deferred policy acquisition costs related to investment contracts.

      CASH AND CASH EQUIVALENTS

      Cash and cash equivalents include cash on hand and all highly liquid investments with a maturity of 90 days or less when purchased. Certain short-term investments relating to 1999 and 2000 have been reclassified to conform with the 2001 presentation.

      DEFERRED POLICY ACQUISITION COSTS

      The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs ("DAC") are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

      For universal life insurance policies and investment type contracts, DAC is amortized in proportion to historical and estimates of expected gross profits. Gross profits arise primarily from investment, mortality and expense margins, and surrender charges based on historical and anticipated experience. These estimates of expected gross profits are evaluated regularly, and the total amortization recorded to date is adjusted by a charge or credit to income if actual experience or other evidence suggest that earlier estimates should be revised. In addition, analyses are performed periodically to assess whether there are sufficient estimated future gross profits to support the recoverability of the remaining DAC balances.

      GOODWILL

      Goodwill represents the excess of the cost of business acquired over the fair value of net assets. These costs are amortized on a straight-line basis over a period of 10 years, corresponding with the benefits expected to be derived from the acquisition. The propriety of the carrying value of goodwill is periodically reevaluated in accordance with Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-lived Assets and Long-lived Assets to be Disposed Of," by comparing estimates of future undiscounted cash flows to the carrying value of the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows. Analyses are performed at least annually or more frequently if warranted by events and circumstances affecting PHL Variable's business. See SFAS No. 142 under "recent accounting pronouncements" for change in accounting policy effective January 1, 2002.

      SEPARATE ACCOUNTS

      Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who can either choose to bear the full investment risk or can choose guaranteed investment earnings subject to certain conditions. For contractholders who bear the investment risk, investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of PHL Variable. The assets and liabilities are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

      For Market Value Adjusted separate accounts, contractholders are credited interest at a guaranteed rate if the account is held until the end of the guarantee period. If funds are withdrawn from the account prior to the end of the guarantee period, a market value adjustment is applied, which means that the funds received may be higher or lower than the account value, depending on whether current interest rates are

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      higher, lower or equal to the guaranteed interest rate. In these separate accounts, realized appreciation or depreciation of assets, undistributed net investment income and investment or other sundry expenses are reflected as net income. Unrealized investment gains and losses in these separate accounts are included as a component of equity, net of deferred income taxes.

      POLICY LIABILITIES AND ACCRUALS

      Future policy benefits are liabilities for life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Liabilities for universal life policies include deposits received from customers and investment earnings on their fund balances, which range from 5.5% to 6.5%, less administrative and mortality charges in 2001.

      Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

      POLICYHOLDER DEPOSIT FUNDS

      Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 12.0%, less administrative charges in 2001.

      PREMIUM AND FEE REVENUE AND RELATED EXPENSES

      Term life insurance premiums are recorded as premium revenue pro-rata over the related contract periods. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products, included in insurance and investment product fees, consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

      REINSURANCE

      PHL Variable utilizes reinsurance agreements to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

      Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

      INCOME TAXES

      For the tax year ended December 31, 2001, PHL Variable is included in the life/non-life consolidated federal income tax return filed by Phoenix. PHL Variable had filed separate company returns for the tax years ended December 31, 1996 through December 31, 2000 as required under Internal Revenue Code Section 1504(c). In accordance with an income tax sharing agreement with Phoenix, the provision for federal income taxes is computed as if PHL Variable were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating and capital losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in Phoenix's consolidated federal income tax return. Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition costs and unrealized gains or losses on investments.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      EMPLOYEE BENEFIT PLANS

      Phoenix has a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

      Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. PHL Variable incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

      In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

      Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for PHL Variable's participation in the plans. The amount of such allocated benefits is not significant to the financial statements. With respect to the pension plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 2001, the date of the most recent actuarial valuation. The other postretirement benefit plans were unfunded as of December 31, 2001, and in accordance with the SFAS No. 106, "Employers' Accounting for Postretirement Benefits," Phoenix, the plan sponsor, established an accrued liability and amounts attributable to PHL Variable have been allocated.

      RECENT ACCOUNTING PRONOUNCEMENTS

      Securitized Financial Instruments. Effective April 1, 2001, Phoenix adopted Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine of there has been an other-than-temporary decline in value. PHL Variable had no change in net income as a result of this accounting change.

      Derivative Financial Instruments. Effective January 1, 2001, Phoenix adopted Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities ("SFAS 138"). As amended, SFAS 133 requires all derivatives to be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through earnings.

      PHL Variable maintains an overall interest rate risk-management strategy that incorporates the use of derivative financial instruments to manage exposure to fluctuations in interest rates. PHL Variable's exposure to interest rate changes primarily results from its commitments to fund interest-sensitive insurance liabilities, as well as from significant holdings of fixed rate investments. PHL Variable uses interest rate swap agreements as part of its interest rate risk-management strategy. To reduce

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      counterparty credit risks and diversify counterparty exposure, PHL Variable enters into derivative contracts only with a number of highly rated financial institutions.

      PHL Variable enters into interest rate swap agreements to reduce market risks from changes in interest rates. PHL Variable does not enter into interest rate swap agreements for trading purposes. Under interest rate swap agreements, PHL Variable exchanges cash flows with another party, at specified intervals, for a set length of time based on a specified notional principal amount. Typically, one of the cash flow streams is based on a fixed interest rate set at the inception of the contract, and the other is a variable rate that periodically resets. Generally, no premium is paid to enter into the contract and neither party makes a payment of principal. The amounts to be received or paid on these swap agreements are accrued and recognized in net investment income.

      PHL Variable also recognized an after-tax loss of $0.3 million for the year ended December 31, 2001 (reported as other comprehensive income in Statements of Income, Comprehensive Income and Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, PHL Variable recognizes the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified as earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the year ended December 31, 2001, PHL Variable also recognized an after-tax gain of $0.3 million (reported as net realized investment gains in the Statements of Income, Comprehensive Income and Equity), which resulted from the termination of interest rate swap contracts designated as hedges of a forecasted transaction. The interest rate swap contracts were determined to no longer be effective hedges.

      In certain instances, derivative contracts are terminated prior to maturity. These contracts include, but are not limited to, interest rate and foreign currency swaps, cap and floor contracts, and payor and receiver swaptions. To the extent that derivative contracts determined to be effective hedges are terminated, realized gains and losses are deferred and amortized. Derivatives associated with hedged items that either no longer exist or are no longer expected to occur are accounted for as of the relevant change in status of the hedged items, with gains or losses on such contracts recognized immediately in net income. Similarly, for derivatives otherwise determined to no longer be effective hedges, gains or losses as of termination are recognized immediately in net income.

      Business Combinations/Goodwill and Other Intangible Assets. In June 2001, SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"), were issued. SFAS 141 and SFAS 142 are effective for July 1, 2001 and January 1, 2002, respectively. SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS 141 also requires that upon adoption of SFAS 142 a company reclassify the carrying amounts of certain intangible assets into or out of goodwill, based on certain criteria. SFAS 142 primarily addresses the accounting for goodwill and intangible assets subsequent to their initial recognition. Under SFAS 142, amortization of goodwill, including goodwill and other intangible assets with indefinite lives recorded in past business combinations, will discontinue upon adoption of this standard, and reporting units must be identified for the purpose of assessing potential future impairments of goodwill. PHL Variable recognized $102 thousand in goodwill amortization during 2001.

      The provisions of the SFAS 141 and SFAS 142 also apply to equity-method investments made both before and after June 30, 2001. SFAS 142 prohibits amortization of the excess of cost over the underlying equity in the net assets of an equity-method investee that is recognized as goodwill.

      SFAS 142 requires that goodwill be tested at least annually for impairment using a two-step process. The first step is to identify a potential impairment and, in the year of adoption, this step must be measured as of the beginning of the fiscal year. The second step of the goodwill impairment test measures the amount of the impairment loss (measured as of the beginning of the year of adoption), if any, and must be

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      completed by the end of a company's fiscal year in the year of adoption. Intangible assets deemed to have an indefinite life will be tested for impairment using a one-step process which compares the fair value to the carrying amount of the asset as of the beginning of the fiscal year in the year of adoption. PHL Variable has prepared a preliminary analysis of the adoption of SFAS 142, and does not expect to have an impairment charge in 2002.

3.    INVESTMENTS

      Information pertaining to PHL Variable's investments, net investment income and realized and unrealized investment gains and losses follows:

      DEBT SECURITIES

      The amortized cost and fair value of investments in debt securities as of December 31, 2001 were as follows:


                                                                       GROSS             GROSS
                                                    AMORTIZED        UNREALIZED       UNREALIZED          FAIR
                                                      COST             GAINS            LOSSES            VALUE
                                                  --------------   ---------------   --------------   --------------
                                                                           (IN THOUSANDS)

      AVAILABLE-FOR-SALE:
      U.S. government and agency bonds               $    6,379        $      458       $      -        $     6,837
      State and political subdivision bonds              37,039               513             (498)          37,054
      Corporate securities                              181,355             2,669           (1,789)         182,235
      Mortgage-backed and
        asset-backed securities                         558,375             4,316           (2,551)         560,140
                                                  --------------   ---------------   --------------   --------------

      Total                                          $  783,148        $    7,956       $   (4,838)     $   786,266
                                                  ==============   ===============   ==============   ==============


      The amortized cost and fair value of investments in debt securities as of December 31, 2000 were as follows:

                                                                      GROSS             GROSS
                                                   AMORTIZED        UNREALIZED        UNREALIZED         FAIR
                                                      COST            GAINS             LOSSES           VALUE
                                                 ---------------  ---------------   ---------------  --------------
                                                                          (IN THOUSANDS)
      HELD-TO-MATURITY:

      State and political subdivision bonds          $    1,860        $     236        $     -         $     2,096
      Corporate securities                               11,837              621               (43)          12,415
                                                 ---------------  ---------------   ---------------  --------------

      Total                                          $   13,697        $     857        $      (43)     $    14,511
                                                  ==============   ===============   ==============   ==============

      AVAILABLE-FOR-SALE:

      U.S. government and agency bonds               $    6,468        $     366        $      (12)     $     6,822
      State and political subdivision bonds              10,339               22               (78)          10,283
      Corporate securities                               25,616              165              (880)          24,901
      Mortgage-backed and
        asset-backed securities                         100,974            1,267               (30)         102,211
                                                 ---------------  ---------------   ---------------  --------------

      Total                                          $  143,397        $   1,820        $   (1,000)     $   144,217
                                                  ==============   ===============   ==============   ==============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2001 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or PHL Variable may have the right to put or sell the obligations back to the issuers.

                                                                              AVAILABLE-FOR-SALE
                                                                         AMORTIZED              FAIR
                                                                           COST                VALUE
                                                                      ----------------     ---------------
                                                                                (IN THOUSANDS)

      Due in one year or less                                             $    14,845          $   15,048
      Due after one year through five years                                   167,536             167,922
      Due after five years through ten years                                   33,843              34,832
      Due after ten years                                                       8,549               8,324
      Mortgage-backed and asset-backed securities                             558,375             560,140
                                                                      ----------------     ---------------

      Total                                                               $   783,148          $  786,266
                                                                      ================     ===============

      NET INVESTMENT INCOME

      The components of net investment income for the year ended December 31, were as follows:

                                                                    2001              2000               1999
                                                               ----------------  ----------------   ---------------
                                                                                 (IN THOUSANDS)

      Debt securities                                               $   28,410        $    7,254        $    3,362
      Policy loans                                                          15                12                 7
      Cash, cash equivalents and short-term investments                  2,871             2,049               561
                                                               ---------------   ---------------    --------------

        Sub-total                                                       31,296             9,315             3,930
      Less:  investment expenses                                           320               118                59
                                                               ---------------   ---------------    --------------

      Total net investment income                                   $   30,976        $    9,197        $    3,871
                                                               ===============   ===============    ==============

      INVESTMENT GAINS AND LOSSES

      Net unrealized gains (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:


                                                                    2001              2000               1999
                                                               ---------------- -----------------   ---------------
                                                                                 (IN THOUSANDS)

       Debt securities                                              $     2,297      $      2,652        $   (2,399)
       DAC                                                               (1,443)           (1,139)              983
       Deferred income tax expense (benefit)                                299               529              (496)
                                                               ---------------- -----------------   ---------------
         Net unrealized investment gains (losses)
           on securities available-for-sale                         $       555      $        984        $     (920)
                                                               ================ =================   ===============

      The amortized cost of debt securities transferred from held-to-maturity to available-for-sale in 2001 was $32.0 million, which resulted in an unrealized gain of $0.4 million after-tax.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      Net realized (losses) gains for the year ended December 31, were as follows:

                                                                     2001              2000               1999
                                                               ---------------- -----------------   --------------
                                                                                 (IN THOUSANDS)

     Debt securities                                                $       215        $       67         $      7
     Cash, cash equivalents and short-term investments                       (3)             -                -
     Other invested assets                                               (1,408)               49               20
                                                               ---------------- -----------------   --------------
     Net realized investment (losses) gains
       on securities available-for-sale                             $    (1,196)       $      116         $     27
                                                               ================ =================   ==============

      The proceeds from sales of available-for-sale debt securities for the years ended December 31, were as follows:

                                                                     2001              2000               1999
                                                                --------------- -----------------   ---------------
                                                                                 (IN THOUSANDS)

      Proceeds from disposals                                       $   34,165         $    1,513         $  5,974
      Gross realized gains on sales                                 $      215         $       21         $      7

4.    GOODWILL

      PHL Variable was acquired by way of a stock purchase agreement on May 31, 1994 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and the goodwill of $1.0 million was pushed down to PHL Variable from PM Holdings.

      Goodwill was as follows:


                                                                           DECEMBER 31,
                                                                ------------------------------------
                                                                     2001                2000
                                                                ----------------    ----------------
                                                                          (IN THOUSANDS)

      Goodwill                                                      $      1,020          $    1,020
      Accumulated amortization                                              (773)               (671)
                                                                ----------------    ----------------

      Total goodwill, net                                           $        247          $      349
                                                                ================    ================


5.    DERIVATIVE INSTRUMENTS

      Derivative instruments as of December 31, are summarized below:

                                                              2001
                                                        ----------------
                                                     (DOLLARS IN THOUSANDS)
      ASSET HEDGES

      Interest rate swap:

         Notional amounts                                    $  50,000
         Weighted average received rate                          5.72%
         Weighted average paid rate                              1.86%
         Fair value                                          $   (514)

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.    INCOME TAXES

      A summary of income tax expense (benefit) applicable to income before income taxes for the year ended December 31, was as follows:


                                                                     2001              2000              1999
                                                                 --------------    --------------    --------------
                                                                                  (IN THOUSANDS)

      Income taxes
         Current                                                     $  (22,194)       $   (4,308)        $     347
         Deferred                                                        22,733             3,045             2,883
                                                                 --------------    --------------    --------------
      Total                                                          $      539        $   (1,263)        $   3,230
                                                                 ==============    ==============    ==============


      The income taxes attributable to the results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the income tax effects of each for the year ended December 31, were as follows:

                                                   2001                     2000                     1999
                                          -----------------------  ------------------------  ----------------------
                                                                   (DOLLARS IN THOUSANDS)

      Income tax expense (benefit) at
           statutory rate                    $   1,326        35%      $   (437)        35%      $  3,230       35%
      Dividend received deduction and
           tax-exempt interest                    (812)     (21)%          (853)        68%            (1)       -%
      Other, net                                    25         1%            27        (2)%             1        -%
                                          ------------  ---------  ------------   ---------  ------------  --------
      Income tax expense (benefit)           $     539        15%      $ (1,263)       101%      $  3,230       35%
                                          ============  =========  ============   =========  ============  ========


      The net deferred income tax liability represents the income tax effects of temporary differences. The components as of December 31, were as follows:


                                                                   2001                2000
                                                              ---------------     ---------------
                                                                        (IN THOUSANDS)

      DAC                                                          $   47,150          $   25,084
      Surrender charges                                               (20,034)            (14,715)
      Unearned premium/deferred revenue                                  (806)               (296)
      Investments                                                      (1,229)                 93
      Future policyholder benefits                                        684               2,033
      Net operating loss carryforward                                     -                (8,373)
      Other                                                               607                (187)
                                                              ---------------     ---------------
                                                                       26,372               3,639
      Net unrealized investment gains                                   1,054                 145
                                                              ---------------     ---------------

      Deferred income tax liability, net                          $    27,426          $    3,784
                                                              ===============     ===============

      Gross deferred income tax assets totaled $22.1 million and $23.6 million at December 31, 2001 and 2000, respectively. Gross deferred income tax liabilities totaled $49.5 million and $27.4 million at December 31, 2001 and 2000, respectively. It is management's assessment, based on PHL Variable's earnings and projected future taxable income, that it is more likely than not that the deferred income tax assets at December 31, 2001 and 2000, will be realized.

      PHL Variable's income tax return is not currently being examined; however, income tax years 1998 through 2000 remain open for examination. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending income tax examinations.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.    COMPREHENSIVE INCOME

      The components of, and related income tax effects for, other comprehensive income (loss) for the year ended December 31, were as follows:


                                                                      2001              2000              1999
                                                                 ---------------   ---------------   ---------------
                                                                                   (IN THOUSANDS)

      Unrealized gains (losses) on securities
         available-for-sale:
      Before-tax amount                                               $    3,316        $    1,540        $   (1,409)
      Income tax expense (benefit)                                         1,161               538              (494)
                                                                 ---------------   ---------------   ---------------
      Total                                                                2,155             1,002              (915)
                                                                 ---------------   ---------------   ---------------

      Reclassification adjustment for net gains
         realized in net income:
      Before-tax amount                                                     (757)              (27)               (7)
      Income tax benefit                                                    (265)               (9)               (2)
                                                                 ---------------   ---------------   ---------------
      Total                                                                 (492)              (18)               (5)
                                                                 ---------------   ---------------   ---------------

      Net unrealized gains (losses) on securities
         available-for-sale:
      Before-tax amount                                                    2,559             1,513            (1,416)
      Income tax expense (benefit)                                           896               529              (496)
                                                                 ---------------   ---------------   ---------------
      Total                                                           $    1,663        $      984        $     (920)
                                                                 ===============   ===============   ===============

      Unrealized gains on security transfer
         from held-to-maturity to available-for-sale:
      Before-tax amount                                               $      552        $      -          $      -
      Income tax expense                                                     193               -                 -
                                                                 ---------------   ---------------   ---------------
      Total                                                           $      359        $      -          $      -
                                                                 ===============   ===============   ===============

      Unrealized losses on derivatives:
      Before-tax amount                                               $    (514)       $      -           $      -
      Income tax benefit                                                   (180)              -                  -
                                                                 ---------------   ---------------   ---------------
      Total                                                           $    (334)       $     -            $    -
                                                                 ===============   ===============   ===============

      The following table summarizes accumulated other comprehensive income
      (loss) balances:

                                                                             DECEMBER 31,

                                                                  ------------------------------------
                                                                       2001                 2000
                                                                  ----------------     ---------------
                                                                            (IN THOUSANDS)

      Accumulated other comprehensive income (loss)
         on securities available-for-sale:
      Balance, beginning of year                                         $     271          $     (713)
      Change during period                                                   1,688                 984
                                                                  ----------------     ---------------
      Balance, end of year                                               $   1,959            $    271
                                                                  ================     ===============

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

8.    REINSURANCE

      PHL Variable cedes reinsurance as a means of diversifying underwriting risk. To the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect, PHL Variable remains liable. PHL Variable entered into a reinsurance treaty on January 1, 1996 to cover death benefits in excess of account balances on variable contracts. The treaty stopped accepting new business on December 31, 1999. Another reinsurance treaty became effective January 1, 1999 which covered products introduced in 1999. Premiums paid by PHL Variable on the reinsurance contracts were $1,555 thousand, $1,185 thousand and $1,114 thousand, less claims of $1,971 thousand, $188 thousand and $22 thousand for the year ended December 31, 2001, 2000 and 1999, respectively.

      In connection with PHL Variable's life insurance products, automatic treaties have been established with a number of reinsurers and their subsidiaries, covering either 80% or 90% of the net amount at risk, depending on the individual treaty, on a first dollar basis. PHL Variable had approximately $1.2 billion of net insurance in force, including $10.2 billion of direct in force less $9.0 billion of reinsurance ceded as of December 31, 2001. PHL Variable had approximately $1.0 billion of net insurance in force, including $9.7 billion of direct in force less $8.7 billion of reinsurance ceded as of December 31, 2000. Reinsurance recoverables as of December 31, 2001 and 2000 were $1.8 million and $1.3 million, respectively. Approximately $4.3 million and $5.6 million of claims were recovered in 2001 and 2000.

      For PHL Variable's life insurance products, a stop loss treaty between Phoenix and PHL Variable was introduced in 1998. There were no reinsurance recoverables as of December 31, 2001 and 2000. There were no claims recovered as of December 31, 2001 and 2000.

9.    RELATED PARTY TRANSACTIONS

      Phoenix provides services and facilities to PHL Variable and is reimbursed through a cost allocation process. The expenses allocated to PHL Variable were $47.0 million, $34.3 million and $22.0 million for the year ended December 31, 2001, 2000 and 1999, respectively. Amounts payable to Phoenix were $4.9 million and $15.8 million as of December 31, 2001 and 2000, respectively.

      Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment services to PHL Variable for a fee. Investment advisory fees incurred by PHL Variable were $2.3 million, $2.1 million and $2.2 million for the year ended December 31, 2001, 2000 and 1999, respectively. Amounts payable to the affiliated investment advisors were $39 thousand and $19 thousand, as of December 31, 2001 and 2000, respectively.

      Phoenix Equity Planning Corporation ("PEPCO"), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of PHL Variable's annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell PHL Variable annuity contracts. PHL Variable incurred commissions for contracts underwritten by PEPCO of $32.4 million, $20.0 million and $9.8 million for the year ended December 31, 2001, 2000 and 1999, respectively. Amounts payable to PEPCO were $1.2 million and $2.4 million, as of December 31, 2001 and 2000, respectively.

      Phoenix pays commissions to producers who sell non-registered life and annuity products offered by Phoenix Life and Annuity. Commissions paid by Phoenix on behalf of Phoenix Life and Annuity were $9.2 million, $8.5 million and $6.0 million for the years ended December 31, 2001, 2000 and 1999, respectively. Amounts payable to Phoenix were $1.3 million and $0.3 million as of December 31, 2001 and 2000, respectively.

      WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of Phoenix, sells and services various PHL Variable non-participating life insurance products through its insurance agents. Concessions paid to PHL Associates were $0.7 million, $2.6 million and $2.6 million for the year ended December 31, 2001, 2000 and 1999, respectively. Amounts payable to PHL Associates were $162 thousand and $41 thousand, as of December 31, 2001 and 2000, respectively.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

10.   DEFERRED POLICY ACQUISITION COSTS

      The following reflects the amount of policy acquisition costs deferred and amortized for the year ended December 31:

                                                                                     2001                2000
                                                                                ---------------     ---------------
                                                                                          (IN THOUSANDS)

      Balance at beginning of year                                                  $    84,842          $   62,136
      Acquisition cost deferred                                                          90,065              39,610
      Amortized to expense during the year                                               (8,477)            (15,765)
      Adjustment to net unrealized investment
            losses included in other comprehensive income                                (1,443)             (1,139)
                                                                                ---------------     ---------------

      Balance at end of year                                                        $   164,987          $   84,842
                                                                                ===============     ===============

11.   FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

      Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

      CASH AND CASH EQUIVALENTS

      The carrying value of cash and cash equivalents approximates fair value.

      SHORT-TERM INVESTMENTS

      The carrying value of short-term investments approximates fair value.

      DEBT SECURITIES

      Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that reflect interest rates currently being offered with similar terms to borrowers of similar credit quality.

      DERIVATIVE INSTRUMENTS

      PHL Variable's derivative instruments include interest rate swaps. Fair values for these contracts are based on current settlement values. These values are based on brokerage quotes that utilize pricing models or formulas based upon current assumptions for the respective agreements.

      POLICY LOANS

      Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      variable policy loan rate. Variable policy loans have an interest rate that is periodically reset based upon market rates and therefore, book value is a reasonable approximation of fair value.

      INVESTMENT CONTRACTS

      The fair value of deferred accumulation annuities without life contingencies with a guarantee of one year or less than one year is valued at the amount of the policy reserve. In determining the fair value of the contracts with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate plus 150 basis points was used to determine the present value of the projected account value of the policy at the end of the guarantee period.

      FAIR VALUE SUMMARY

      The estimated fair values of the financial instruments as of December 31 were as follows:


                                                            2001                                2000
                                              ----------------------------------  ----------------------------------
                                                 CARRYING            FAIR            CARRYING             FAIR
                                                  VALUE              VALUE             VALUE             VALUE
                                              ---------------   ----------------  ----------------   ---------------
                                                                         (IN THOUSANDS)

      FINANCIAL ASSETS:

      Cash and cash equivalents                   $   171,444        $   171,444       $    80,779       $    80,779
      Short-term investments                            3,114              3,114               -                 -
      Debt securities                                 786,266            786,266           157,914           158,728
      Derivative instruments                             (514)              (514)              -                 -
      Policy loans                                        896                896               710               710
                                              ---------------   ----------------  ----------------   ---------------
      Total financial assets                      $   961,206        $   961,206       $   239,403       $   240,217
                                              ===============   ================  ================   ===============
      FINANCIAL LIABILITIES:

      Investment contracts                        $   865,970        $   866,465       $   195,393       $   195,393
                                              ---------------   ----------------  ----------------   ---------------
      Total financial liabilities                 $   865,970        $   866,465       $   195,393       $   195,393
                                              ===============   ================  ================   ===============

12.   STATUTORY FINANCIAL INFORMATION

      The insurance subsidiaries of Phoenix are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2001, 2000 and 1999. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits taxes based on admissibility tests.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      The following reconciles the statutory net income of PHL Variable as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                                 2001                2000                1999
                                                            ---------------     ---------------     ---------------
                                                                                (IN THOUSANDS)

      Statutory net income                                       $  (45,648)         $  (40,129)         $   (1,655)
      DAC, net                                                       81,589              23,845              24,466
      Future policy benefits                                        (20,013)             19,615             (13,826)
      Deferred income taxes                                         (22,136)             (3,641)             (2,883)
      Net investment income                                           7,085                -                   -
      Realized gains                                                  2,149                -                   -
      Other, net                                                        224                 325                (103)
                                                            ---------------     ---------------     ---------------

      Net income, as reported                                    $    3,250          $       15          $    5,999
                                                            ===============     ===============     ===============


      The following reconciles the statutory surplus and asset valuation reserve ("AVR") of PHL Variable as reported to regulatory authorities to equity as reported in these financial statements as of December 31:

                                                2001                 2000
                                           ----------------     ---------------
                                                     (IN THOUSANDS)

      Statutory surplus and AVR                 $   102,016          $   41,847
      DAC, net                                      166,836              85,247
      Future policy benefits                        (42,885)            (29,336)
      Investment valuation allowances                 1,597                 459
      Deferred income taxes                         (28,756)             (4,379)
      Other, net                                      5,318                 350
                                           ----------------     ---------------

      Equity, as reported                       $   204,126          $   94,188
                                           ================     ===============

      The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by PHL Variable during 2001 without prior approval is subject to restrictions relating to statutory surplus.

      In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g., deferred income taxes are recorded.

      The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect of adoption increased PHL Variable's statutory surplus by $587.8 thousand, primarily as a result of recording deferred income taxes.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

13.   COMMITMENTS AND CONTINGENCIES

      In the normal course of its business operations, PHL Variable is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2001. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of PHL Variable.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements

               The financial statements are included in Part B and condensed financial information is included in Part A.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Registration Statement (No. 33-87376) on Form N-4 dated December 14, 1994.

               (2)  Not Applicable.

               (3)  Distribution of Policies


                    (a) Master Service and Distribution Compliance Agreement between Registrant and Phoenix Equity Planning Corporation dated November 1, 2000.*


                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sale of Contracts is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to its Form N-4 Registration Statement (File No. 33-87376) dated July 20, 1995.

               (4)  (a)  Form of Variable Annuity Contract (Premium Edge) is
                         incorporated by reference to Registrant's Pre-Effective Amendment No. 1 (File No. 333-95611) filed via Edgar on May 11, 2000 (Accession Number 0000949377-00-000302).

                (5) (a) Form of Application (Premium Edge) is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 (File No. 333-95611) filed via Edgar on May 11, 2000 (Accession Number 0000949377-00-000302).

               (6)  (a)  Charter of PHL Variable Insurance Company is
                         incorporated by reference to Registrant's Registration Statement (File No. 033-87376) on Form N-4 dated December 14, 1994.

                    (b) By-laws of PHL Variable Insurance Company is incorporated by reference to Registrant's Registration Statement (File No. 033-87376) on Form N-4 dated December 14, 1994.

               (7)  Not Applicable.

               (8)  Not Applicable.


               (9)  Opinion and Consent of Richard J. Wirth, Esq.*

               (10) (a) Consent of PricewaterhouseCoopers LLP.*

                    (b) Consent of Brian A. Giantonio, Esq.*

               (11) Not Applicable.

               (12) Not Applicable.

               (13) (a) Explanation of Yield and Effective Yield Calculation is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to its Form N-4 Registration Statement (File No. 033-87376) filed via Edgar on April 19, 1996.

                    (b) Explanation of Total Return Calculation is incorporated by reference to Registrant's initial N-4 filing (File No. 333-95611) on January 28, 2000 (Accession Number 0000949377-00-000035).

____________________

*Filed herewith

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR


NAME                                 POSITION
----                                 --------
Robert W. Fiondella*                 Director
Michael J. Gilotti***                Director and Senior Vice President
Louis J. Lombardi*                   Senior Vice President
Robert E. Primmer***                 Director and Senior Vice President
Simon Y. Tan*                        Director and President
Christopher M. Wilkos**              Senior Vice President
Dona D. Young*                       Director

  * The business address of this individual is One American Row, Hartford, CT ** The business address of this individual is 56 Prospect Street, Hartford, CT
*** The business address of this individual is 38 Prospect Street, Hartford, CT


ITEM 26.  NOT APPLICABLE

ITEM 27.  NUMBER OF CONTRACT OWNERS


    As of April 1, 2001, there were 4,884 contract owners.


ITEM 28.  INDEMNIFICATION

    Section 33-779 of the Connecticut General Statutes states that: "a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by sections 33-770 to 33-778, inclusive".

    Article III, Section 14 of the By-laws of the Company provides that: "Each Director, officer or employee of the Company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITER

        1. Phoenix Equity Planning Corporation ("PEPCO")

           (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b)  Directors and Executive Officers of PEPCO

          NAME AND PRINCIPAL                            POSITIONS AND OFFICES
          BUSINESS ADDRESS                              WITH UNDERWRITER
          ----------------                              ----------------

          Stephen D. Gresham*                           Executive Vice President, Chief Sales and Marketing Officer
          Michael E. Haylon*                            Director
          Philip R. McLoughlin*                         Director and Chairman
          William R. Moyer*                             Director, Executive Vice President, Chief Financial Officer and
                                                        Treasurer
          John F. Sharry*                               President, Private Client Group

          * The business address of this individual is 56 Prospect Street, Hartford, CT

           (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06082 and 101 Munson Street, Greenfield, Massachusetts 01302.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

    Not applicable.

                                   SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 29th day of April, 2002.


                                         PHL VARIABLE INSURANCE COMPANY

                                         By:  *Simon Y. Tan
                                              ----------------------------------
                                              Simon Y. Tan
                                              President

                                         PHL VARIABLE ACCUMULATION ACCOUNT

                                         By:  *Simon Y. Tan
                                              ----------------------------------
                                              Simon Y. Tan
                                              President


       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 29th day of April, 2002.


       SIGNATURE                          TITLE
       ---------                          ----


                                          Director
-----------------------------
*Robert W. Fiondella

                                          Director
-----------------------------
Michael J. Gilotti

                                          Director, Senior Vice President
-----------------------------
Robert E. Primmer

/s/ Simon Y. Tan                          Director, President
-----------------------------
Simon Y. Tan

                                          Director
-----------------------------
*Dona D. Young

By:/s/ Simon Y. Tan
   -----------------------------
*Simon Y. Tan, as Attorney-in-Fact pursuant to Powers of Attorney, filed previously.






                                      S-1